PROSPECTUS  |  DECEMBER 31, 2012

AllianceBernstein Retirement Strategies(R)
(Shares Offered--Exchange Ticker Symbol)

 AllianceBernstein 2000 Retirement Strategy                  AllianceBernstein 2030 Retirement Strategy
 (Class A-LTAAX; Class B-LTABX; Class C-LTACX; Advisor       (Class A-LTJAX; Class B-LTJBX; Class C-LTJCX; Advisor
 Class-LTAVX; Class R-LTARX; Class K-LTAKX; Class            Class-LTJVX; Class R-LTKRX; Class K-LTKKX; Class
 I-LTAIX)                                                    I-LTKIX)

 AllianceBernstein 2005 Retirement Strategy                  AllianceBernstein 2035 Retirement Strategy
 (Class A-LTBAX; Class B-LTCBX; Class C-LTSCX; Advisor       (Class A-LTKAX; Class B-LTKBX; Class C-LTKCX; Advisor
 Class-LTBVX; Class R-LTBRX; Class K-LTBKX; Class            Class-LTKVX; Class R-LTLRX; Class K-LTLKX; Class
 I-LTBIX)                                                    I-LTLIX)

 AllianceBernstein 2010 Retirement Strategy                  AllianceBernstein 2040 Retirement Strategy
 (Class A-LTDAX; Class B-LTDBX; Class C-LTDCX; Advisor       (Class A-LTLAX; Class B-LTLBX; Class C-LTLCX; Advisor
 Class-LTDVX; Class R-LTDRX; Class K-LTDKX; Class            Class-LTLVX; Class R-LTSRX; Class K-LTSKX; Class
 I-LTDIX)                                                    I-LTSIX)

 AllianceBernstein 2015 Retirement Strategy                  AllianceBernstein 2045 Retirement Strategy
 (Class A-LTEAX; Class B-LTGBX; Class C-LTECX; Advisor       (Class A-LTPAX; Class B-LTPBX; Class C-LTPCX; Advisor
 Class-LTEVX; Class R-LTERX; Class K-LTEKX; Class            Class-LTPVX; Class R-LTPRX; Class K-LTPKX; Class
 I-LTEIX)                                                    I-LTPIX)

 AllianceBernstein 2020 Retirement Strategy                  AllianceBernstein 2050 Retirement Strategy
 (Class A-LTHAX; Class B-LTHBX; Class C-LTHCX; Advisor       (Class A-LTQAX; Class B-LTQBX; Class C-LTQCX; Advisor
 Class-LTHVX; Class R-LTHRX; Class K-LTHKX; Class            Class-LTQVX; Class R-LTQRX; Class K-LTQKX; Class
 I-LTHIX)                                                    I-LTQIX)

 AllianceBernstein 2025 Retirement Strategy                  AllianceBernstein 2055 Retirement Strategy
 (Class A-LTIAX; Class B-LTIBX; Class C-LTICX; Advisor       (Class A-LTWAX; Class B-LTWBX; Class C-LTWCX; Advisor
 Class-LTIVX; Class R-LTJRX; Class K-LTJKX; Class            Class-LTWVX; Class R-LTWRX; Class K-LTWKX; Class
 I-LTJIX)                                                    I-LTWIX)

Each of the AllianceBernstein Retirement Strategies seeks the highest total return over time consistent with its asset mix. The asset mix in each
AllianceBernstein Retirement Strategy will emphasize capital growth for periods further from retirement (which, for example, is the case for the
AllianceBernstein 2055 Retirement Strategy) and capital preservation and income for periods nearer to and after retirement (which, for example, is the case for the AllianceBernstein 2000 Retirement Strategy). All AllianceBernstein
Retirement Strategies will eventually have a static asset allocation mix fifteen years after the target retirement year.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

     [LOGO]
       AB
ALLIANCEBERNSTEIN

INVESTMENT PRODUCTS OFFERED
..  ARE NOT FDIC INSURED
..  MAY LOSE VALUE
..  ARE NOT BANK GUARANTEED

TABLE OF CONTENTS
--------------------------------------------------------------------------------

  Investment Objectives and Principal Policies of Underlying Portfolios..  66

SUMMARY INFORMATION
--------------------------------------------------------------------------------

ALLIANCEBERNSTEIN 2000 RETIREMENT STRATEGY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.

FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least
$100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page
72 of this Prospectus and in Purchase of Shares--Sales Charge Reduction
Programs for Class A Shares on page 109 of the Strategy's Statement of
Additional Information ("SAI").

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                        CLASS B SHARES                               CLASS
                                                            CLASS A (NOT CURRENTLY OFFERED CLASS C   ADVISOR CLASS R, K AND I
                                                            SHARES    TO NEW INVESTORS)    SHARES       SHARES       SHARES
-----------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                         4.25%           None            None         None         None
-----------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price or redemption proceeds,
whichever is lower)                                         None(a)         4.00%(b)        1.00%(c)     None         None
-----------------------------------------------------------------------------------------------------------------------------
Exchange Fee                                                None            None            None         None         None

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

                                                             CLASS A CLASS B CLASS C ADVISOR CLASS CLASS R CLASS K CLASS I
--------------------------------------------------------------------------------------------------------------------------
Management Fees                                                 .55%    .55%    .55%       .55%       .55%    .55%    .55%
Distribution and/or Service (12b-1) Fees                        .30%   1.00%   1.00%       None       .50%    .25%    None
Other Expenses
 Transfer Agent                                                 .35%    .34%    .33%       .78%       .26%    .18%    .08%
 Other Expenses                                                1.08%   1.13%   1.10%      1.07%      1.10%   1.09%   1.13%
                                                             ------- ------- -------    -------    ------- ------- -------
Total Other Expenses                                           1.43%   1.47%   1.43%      1.85%      1.36%   1.27%   1.21%
                                                             ======= ======= =======    =======    ======= ======= =======
Acquired Fund Fees and Expenses (Underlying Portfolios)         .03%    .03%    .03%       .03%       .03%    .03%    .03%
                                                             ------- ------- -------    -------    ------- ------- -------
Total Annual Strategy Operating Expenses                       2.31%   3.05%   3.01%      2.43%      2.44%   2.10%   1.79%
                                                             ======= ======= =======    =======    ======= ======= =======
Fee Waiver and/or Expense Reimbursement(d)                   (1.45)% (1.49)% (1.45)%    (1.87)%    (1.38)% (1.29)% (1.23)%
                                                             ------- ------- -------    -------    ------- ------- -------
Total Annual Strategy Operating Expenses After Fee Waiver
 and/or Expense Reimbursement                                   .86%   1.56%   1.56%       .56%      1.06%    .81%    .56%
                                                             ======= ======= =======    =======    ======= ======= =======
--------------------------------------------------------------------------------------------------------------------------

(a)Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge ("CDSC"), which may be subject to waiver in certain circumstances.

(b)Class B shares automatically convert to Class A shares after eight years.
   The CDSC decreases over time. For Class B shares the CDSC decreases 1.00%
   annually to 0% after the fourth year.

(c)For Class C shares the CDSC is 0% after the first year.

(d)The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2013 and will be automatically extended for one-year terms thereafter unless terminated by the Adviser upon 60 days' notice to the Strategy prior to that date.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the
Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                CLASS A CLASS B CLASS C ADVISOR CLASS CLASS R CLASS K CLASS I
-----------------------------------------------------------------------------
After 1 Year    $  509  $  559  $  259     $   57     $  108  $   83  $   57
After 3 Years   $  982  $1,002  $  794     $  578     $  628  $  533  $  443
After 5 Years   $1,481  $1,471  $1,455     $1,126     $1,176  $1,010  $  854
After 10 Years  $2,851  $3,085  $3,225     $2,623     $2,671  $2,329  $2,004
-----------------------------------------------------------------------------

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:

                CLASS B CLASS C
-------------------------------
After 1 Year    $  159  $  159
After 3 Years   $  802  $  794
After 5 Years   $1,471  $1,455
After 10 Years  $3,085  $3,225
-------------------------------

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account.
These transaction costs, which are not reflected in the Annual Strategy
Operating Expenses or in the Examples, affect the Strategy's performance.
During the most recent fiscal year, the Strategy's portfolio turnover rate
(which reflects only purchases and sales of the Underlying Portfolios) was 43%
of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The
AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date
(the "target year") at which time the asset allocation mix will become static.
This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the
Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management
Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this
Underlying Portfolio will invest predominantly in equity securities. If the
Adviser determines that the equity markets pose disproportionate risks, the
Adviser will reduce (or eliminate) this Underlying Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%.
Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

                                                                             5

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

                                    [CHART]

                                                  Years Before Retirement
                                                  -----------------------
                             45         40          35          30         25
                          ------------------------------------------------------
US Diversified Value        20.50%    20.50%      20.50%      19.50%     18.25%
US Large Cap Growth         20.50%    20.50%      20.50%      19.50%     18.25%
US SMID Value                6.50%     6.50%       6.50%       6.00%      5.75%
US SMID Growth               6.50%     6.50%       6.50%       6.00%      5.75%
International Value         18.00%    18.00%      18.00%      17.00%     16.00%
International Growth        18.00%    18.00%      18.00%      17.00%     16.00%
Multi-Asset Real Return      5.00%     5.00%       5.00%       5.00%      5.00%
Volatility Management        0.00%     0.00%       0.00%       5.00%     10.00%
High Yield                   0.00%     0.00%       0.00%       0.00%      0.00%
Global Bonds                 5.00%     5.00%       5.00%       5.00%      5.00%
Inflation-Protected
  Securities                 0.00%     0.00%       0.00%       0.00%      0.00%
Short Duration Bonds         0.00%     0.00%       0.00%       0.00%      0.00%
                                                  Years Before Retirement
                                                  ----------------------
                                        20          15          10          5
                                     ------------------------------------------
US Diversified Value                 16.25%      13.75%      11.25%       9.75%
US Large Cap Growth                  16.25%      13.75%      11.25%       9.75%
US SMID Value                         5.00%       4.25%       3.50%       2.75%
US SMID Growth                        5.00%       4.25%       3.50%       2.75%
International Value                  14.00%      12.00%       9.75%       8.50%
International Growth                 14.00%      12.00%       9.75%       8.50%
Multi-Asset Real Return               7.00%       8.50%      10.00%      10.00%
Volatility Management                12.50%      17.50%      20.00%      20.00%
High Yield                            5.00%       7.00%       7.00%       7.00%
Global Bonds                          5.00%       7.00%      10.00%      12.00%
Inflation-Protected
  Securities                          0.00%       0.00%       4.00%       9.00%
Short Duration Bonds                  0.00%       0.00%       0.00%       0.00%
                          Retirement Date             Years After Retirement
                          ---------------             ----------------------
                            0            5          10         15          20
                          ------     ------------------------------------------
US Diversified Value       8.50%       6.45%       5.25%      4.00%       4.00%
US Large Cap Growth        8.50%       6.45%       5.25%      4.00%       4.00%
US SMID Value              2.00%       1.50%       1.00%      0.75%       0.75%
US SMID Growth             2.00%       1.50%       1.00%      0.75%       0.75%
International Value        8.50%       7.00%       4.00%      3.00%       3.00%
International Growth       7.00%       5.30%       4.00%      3.00%       3.00%
Multi-Asset Real Return   10.00%       8.50%       7.00%      7.00%       7.00%
Volatility Management     20.00%      20.00%      17.50%     12.50%      12.50%
High Yield                 7.00%       5.00%       2.50%      0.00%       0.00%
Global Bonds              14.00%      16.00%      19.50%     22.50%      22.50%
Inflation-Protected
  Securities              14.00%      15.00%      15.00%     15.00%      15.00%
Short Duration Bonds       0.00%       9.00%      18.00%     27.50%      27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

..  MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

..  INTEREST RATE RISK: Changes in interest rates will affect the value of the
   Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings
   ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

..  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

..  ALLOCATION RISK: The allocation of investments among the Underlying
   Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's net asset value ("NAV") when one of these investments is performing more poorly than the other.

..  INFLATION RISK: This is the risk that the value of assets or income from the
   Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

..  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers.
   These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
   This risk is greater when the Strategy has a higher asset allocation of
   Underlying Portfolios that invest in non-U.S. issuers.

..  EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

..  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

..  CAPITALIZATION RISK: Investments in small-and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

..  FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

..  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

..  LEVERAGE RISK: Borrowing money or other leverage may make an Underlying
   Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An
   Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

..  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the
   Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

..  how the Strategy's performance changed from year to year over the life of the Strategy; and

..  how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at
www.AllianceBernstein.com (click on "Individuals--U.S." then "Products &
Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 5.64%.

                                    [CHART]

                             Calendar Year End (%)

  02      03      04      05      06      07      08      09      10      11
------  ------  ------  ------  ------  ------  ------  ------  ------  ------
  n/a     n/a     n/a     n/a   12.15%   5.79% -25.50%  22.84%   9.99%   0.85%

During the period shown in the bar chart, the Strategy's:

BEST QUARTER WAS UP 12.05%, 3RD QUARTER, 2009; AND WORST QUARTER WAS
DOWN -13.63%, 4TH QUARTER, 2008.

                                                                             7

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2011)

                                                                                                 SINCE
                                                                                1 YEAR 5 YEAR INCEPTION(a)
----------------------------------------------------------------------------------------------------------
Class A(b)     Return Before Taxes                                              -3.40%  0.56%    2.78%
               -------------------------------------------------------------------------------------------
               Return After Taxes on Distributions                              -4.10% -0.34%    1.94%
               -------------------------------------------------------------------------------------------
               Return After Taxes on Distributions and Sale of Strategy Shares  -2.08%  0.03%    1.96%
----------------------------------------------------------------------------------------------------------
Class B        Return Before Taxes                                              -3.71%  0.73%    2.75%
----------------------------------------------------------------------------------------------------------
Class C        Return Before Taxes                                              -0.84%  0.72%    2.75%
----------------------------------------------------------------------------------------------------------
Advisor Class  Return Before Taxes                                               1.24%  1.72%    3.77%
----------------------------------------------------------------------------------------------------------
Class R                                                                          0.75%  1.22%    3.27%
----------------------------------------------------------------------------------------------------------
Class K                                                                          0.96%  1.50%    3.53%
----------------------------------------------------------------------------------------------------------
Class I                                                                          1.23%  1.74%    3.80%
----------------------------------------------------------------------------------------------------------
S&P 500 Stock Index
(reflects no deduction for fees, taxes or expenses)                             16.13%  1.34%    4.24%
----------------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index
(reflects no deduction for fees, taxes or expenses)                              5.51%  6.04%    5.59%
----------------------------------------------------------------------------------------------------------
Composite Benchmark(c)                                                           7.34%  2.40%    4.75%
----------------------------------------------------------------------------------------------------------

(a)Inception date is 9/1/05 for Class A, Class B, Class C, Class R, Class K,
   Class I and Advisor Class shares.

(b)After-tax returns:

   -Are shown for Class A shares only and will vary for Class B, Class C and
    Advisor Class shares because these Classes have different expense ratios;

   -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
    actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

   -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(c)The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan
   Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE)
   Index; for intermediate bonds, Barclays Capital U.S. Aggregate Bond Index;
   for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for
   Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for
   high-yield bonds, Custom High Yield Composite Index. The Composite Benchmark
   reflects no deductions for fees, expenses or taxes.

INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Strategy.

PORTFOLIO MANAGERS
The following table lists the persons responsible for day-to-day management of the Strategy's portfolio:

EMPLOYEE                 LENGTH OF SERVICE  TITLE
---------------------------------------------------------------------------------
Dokyoung Lee                Since 2008      Senior Vice President of the Adviser

Seth J. Masters             Since 2005      Senior Vice President of the Adviser

Christopher H. Nikolich     Since 2005      Senior Vice President of the Adviser

Patrick J. Rudden           Since 2009      Senior Vice President of the Adviser

ADDITIONAL INFORMATION
For important information about the purchase and sale of Strategy shares, tax information and financial intermediary compensation, please turn to ADDITIONAL
INFORMATION ABOUT PURCHASE AND SALE OF STRATEGY SHARES, TAXES AND FINANCIAL
INTERMEDIARIES, page 64 of this Prospectus.

ALLIANCEBERNSTEIN 2005 RETIREMENT STRATEGY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.

FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least
$100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page
72 of this Prospectus and in Purchase of Shares--Sales Charge Reduction
Programs for Class A Shares on page 109 of the Strategy's SAI.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                         CLASS B SHARES                               CLASS
                                                            CLASS A  (NOT CURRENTLY OFFERED CLASS C   ADVISOR CLASS R, K AND I
                                                            SHARES     TO NEW INVESTORS)    SHARES       SHARES       SHARES
------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                          4.25%           None            None         None         None
------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price or redemption proceeds,
whichever is lower)                                          None(a)         4.00%(b)        1.00%(c)     None         None
------------------------------------------------------------------------------------------------------------------------------
Exchange Fee                                                 None            None            None         None         None

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

                                                             CLASS A CLASS B CLASS C ADVISOR CLASS CLASS R CLASS K CLASS I
--------------------------------------------------------------------------------------------------------------------------
Management Fees                                                 .55%    .55%    .55%       .55%       .55%    .55%    .55%
Distribution and/or Service (12b-1) Fees                        .30%   1.00%   1.00%       None       .50%    .25%    None
Other Expenses
 Transfer Agent                                                 .16%    .10%    .13%       .09%       .26%    .19%    .10%
 Other Expenses                                                1.03%   1.07%   1.05%      1.03%      1.06%   1.06%   1.10%
                                                             ------- ------- -------    -------    ------- ------- -------
Total Other Expenses                                           1.19%   1.17%   1.18%      1.12%      1.32%   1.25%   1.20%
                                                             ======= ======= =======    =======    ======= ======= =======
Acquired Fund Fees and Expenses (Underlying Portfolios)         .04%    .04%    .04%       .04%       .04%    .04%    .04%
                                                             ------- ------- -------    -------    ------- ------- -------
Total Annual Strategy Operating Expenses                       2.08%   2.76%   2.77%      1.71%      2.41%   2.09%   1.79%
                                                             ======= ======= =======    =======    ======= ======= =======
Fee Waiver and/or Expense Reimbursement(d)                   (1.16)% (1.14)% (1.15)%    (1.09)%    (1.29)% (1.22)% (1.17)%
                                                             ------- ------- -------    -------    ------- ------- -------
Total Annual Strategy Operating Expenses After Fee Waiver
 and/or Expense Reimbursement                                   .92%   1.62%   1.62%       .62%      1.12%    .87%    .62%
                                                             ======= ======= =======    =======    ======= ======= =======
--------------------------------------------------------------------------------------------------------------------------

(a)Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.

(b)Class B shares automatically convert to Class A shares after eight years.
   The CDSC decreases over time. For Class B shares the CDSC decreases 1.00%
   annually to 0% after the fourth year.

(c)For Class C shares the CDSC is 0% after the first year.

(d)The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2013 and will be automatically extended for one-year terms thereafter unless terminated by the Adviser upon 60 days' notice to the Strategy prior to that date.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the
Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                CLASS A CLASS B CLASS C ADVISOR CLASS CLASS R CLASS K CLASS I
-----------------------------------------------------------------------------
After 1 Year    $  515  $  565  $  265     $   63     $  114  $   89  $   63
After 3 Years   $  942  $  948  $  750     $  432     $  628  $  537  $  449
After 5 Years   $1,394  $1,358  $1,362     $  826     $1,169  $1,011  $  860
After 10 Years  $2,645  $2,842  $3,016     $1,928     $2,648  $2,324  $2,009
-----------------------------------------------------------------------------

                                                                             9

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:

                CLASS B CLASS C
-------------------------------
After 1 Year    $  165  $  165
After 3 Years   $  748  $  750
After 5 Years   $1,358  $1,362
After 10 Years  $2,842  $3,016
-------------------------------

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account.
These transaction costs, which are not reflected in the Annual Strategy
Operating Expenses or in the Examples, affect the Strategy's performance.
During the most recent fiscal year, the Strategy's portfolio turnover rate
(which reflects only purchases and sales of the Underlying Portfolios) was 23%
of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The
AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date
(the "target year") at which time the asset allocation mix will become static.
This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the
Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management
Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this
Underlying Portfolio will invest predominantly in equity securities. If the
Adviser determines that the equity markets pose disproportionate risks, the
Adviser will reduce (or eliminate) this Underlying Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%.
Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

                                    [CHART]

                                                  Years Before Retirement
                                                  -----------------------
                             45         40          35          30         25
                          ------------------------------------------------------
US Diversified Value        20.50%    20.50%      20.50%      19.50%     18.25%
US Large Cap Growth         20.50%    20.50%      20.50%      19.50%     18.25%
US SMID Value                6.50%     6.50%       6.50%       6.00%      5.75%
US SMID Growth               6.50%     6.50%       6.50%       6.00%      5.75%
International Value         18.00%    18.00%      18.00%      17.00%     16.00%
International Growth        18.00%    18.00%      18.00%      17.00%     16.00%
Multi-Asset Real Return      5.00%     5.00%       5.00%       5.00%      5.00%
Volatility Management        0.00%     0.00%       0.00%       5.00%     10.00%
High Yield                   0.00%     0.00%       0.00%       0.00%      0.00%
Global Bonds                 5.00%     5.00%       5.00%       5.00%      5.00%
Inflation-Protected
  Securities                 0.00%     0.00%       0.00%       0.00%      0.00%
Short Duration Bonds         0.00%     0.00%       0.00%       0.00%      0.00%
                                                  Years Before Retirement
                                                  ----------------------
                                        20          15          10          5
                                     ------------------------------------------
US Diversified Value                 16.25%      13.75%      11.25%       9.75%
US Large Cap Growth                  16.25%      13.75%      11.25%       9.75%
US SMID Value                         5.00%       4.25%       3.50%       2.75%
US SMID Growth                        5.00%       4.25%       3.50%       2.75%
International Value                  14.00%      12.00%       9.75%       8.50%
International Growth                 14.00%      12.00%       9.75%       8.50%
Multi-Asset Real Return               7.00%       8.50%      10.00%      10.00%
Volatility Management                12.50%      17.50%      20.00%      20.00%
High Yield                            5.00%       7.00%       7.00%       7.00%
Global Bonds                          5.00%       7.00%      10.00%      12.00%
Inflation-Protected
  Securities                          0.00%       0.00%       4.00%       9.00%
Short Duration Bonds                  0.00%       0.00%       0.00%       0.00%
                          Retirement Date             Years After Retirement
                          ---------------             ----------------------
                            0            5          10         15          20
                          ------     ------------------------------------------
US Diversified Value       8.50%       6.45%       5.25%      4.00%       4.00%
US Large Cap Growth        8.50%       6.45%       5.25%      4.00%       4.00%
US SMID Value              2.00%       1.50%       1.00%      0.75%       0.75%
US SMID Growth             2.00%       1.50%       1.00%      0.75%       0.75%
International Value        8.50%       7.00%       4.00%      3.00%       3.00%
International Growth       7.00%       5.30%       4.00%      3.00%       3.00%
Multi-Asset Real Return   10.00%       8.50%       7.00%      7.00%       7.00%
Volatility Management     20.00%      20.00%      17.50%     12.50%      12.50%
High Yield                 7.00%       5.00%       2.50%      0.00%       0.00%
Global Bonds              14.00%      16.00%      19.50%     22.50%      22.50%
Inflation-Protected
  Securities              14.00%      15.00%      15.00%     15.00%      15.00%
Short Duration Bonds       0.00%       9.00%      18.00%     27.50%      27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

..  MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

..  INTEREST RATE RISK: Changes in interest rates will affect the value of the
   Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings
   ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

..  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

..  ALLOCATION RISK: The allocation of investments among the Underlying
   Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

..  INFLATION RISK: This is the risk that the value of assets or income from the
   Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

..  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers.
   These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
   This risk is greater when the Strategy has a higher asset allocation of
   Underlying Portfolios that invest in non-U.S. issuers.

..  EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

..  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

..  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

..  FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

..  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

..  LEVERAGE RISK: Borrowing money or other leverage may make an Underlying
   Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An
   Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

..  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the
   Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

                                                                             11

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

..  how the Strategy's performance changed from year to year over the life of the Strategy; and

..  how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at
www.AllianceBernstein.com (click on "Individuals--U.S." then "Products &
Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 6.44%.

                                    [CHART]

                             Calendar Year End (%)

  02      03      04      05      06      07      08      09      10      11
------- ------- ------- ------- ------- ------- ------- ------- ------- -------
  n/a     n/a     n/a     n/a    12.83%  5.40%  -29.28%  26.40%  11.08%  -0.42%

During the period shown in the bar chart, the Strategy's:

BEST QUARTER WAS UP 13.86%, 3RD QUARTER, 2009; AND WORST QUARTER WAS
DOWN -15.72%, 4TH QUARTER, 2008.

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2011)

                                                                                                 SINCE
                                                                                1 YEAR 5 YEAR INCEPTION(a)
----------------------------------------------------------------------------------------------------------
Class A(b)     Return Before Taxes                                              -4.68% -0.04%    2.44%
               -------------------------------------------------------------------------------------------
               Return After Taxes on Distributions                              -5.35% -0.99%    1.54%
               -------------------------------------------------------------------------------------------
               Return After Taxes on Distributions and Sale of Strategy Shares  -2.87% -0.47%    1.67%
----------------------------------------------------------------------------------------------------------
Class B        Return Before Taxes                                              -4.90%  0.14%    2.42%
----------------------------------------------------------------------------------------------------------
Class C        Return Before Taxes                                              -1.99%  0.12%    2.39%
----------------------------------------------------------------------------------------------------------
Advisor Class  Return Before Taxes                                              -0.02%  1.14%    3.44%
----------------------------------------------------------------------------------------------------------
Class R                                                                         -0.62%  0.63%    2.91%
----------------------------------------------------------------------------------------------------------
Class K                                                                         -0.27%  0.91%    3.19%
----------------------------------------------------------------------------------------------------------
Class I                                                                         -0.02%  1.15%    3.45%
----------------------------------------------------------------------------------------------------------
S&P 500 Stock Index
(reflects no deduction for fees, taxes or expenses)                             16.13%  1.34%    4.24%
----------------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index
(reflects no deduction for fees, taxes or expenses)                              5.51%  6.04%    5.59%
----------------------------------------------------------------------------------------------------------
Composite Benchmark(c)                                                           8.80%  2.14%    4.83%
----------------------------------------------------------------------------------------------------------

(a)Inception date is 9/1/05 for Class A, Class B, Class C, Class R, Class K,
   Class I and Advisor Class shares.

(b)After-tax returns:

   -Are shown for Class A shares only and will vary for Class B, Class C and
    Advisor Class shares because these Classes have different expense ratios;

   -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
    actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

   -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(c)The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan
   Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE)
   Index; for intermediate bonds, Barclays Capital U.S. Aggregate Bond Index;
   for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for
   Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for
   high-yield bonds, Custom High Yield Composite Index. The Composite Benchmark
   reflects no deductions for fees, expenses or taxes.

INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Strategy.

PORTFOLIO MANAGERS
The following table lists the persons responsible for day-to-day management of the Strategy's portfolio:

EMPLOYEE                 LENGTH OF SERVICE  TITLE
---------------------------------------------------------------------------------
Dokyoung Lee                Since 2008      Senior Vice President of the Adviser

Seth J. Masters             Since 2005      Senior Vice President of the Adviser

Christopher H. Nikolich     Since 2005      Senior Vice President of the Adviser

Patrick J. Rudden           Since 2009      Senior Vice President of the Adviser

ADDITIONAL INFORMATION
For important information about the purchase and sale of Strategy shares, tax information and financial intermediary compensation, please turn to ADDITIONAL
INFORMATION ABOUT PURCHASE AND SALE OF STRATEGY SHARES, TAXES AND FINANCIAL
INTERMEDIARIES, page 64 of this Prospectus.

                                                                             13

ALLIANCEBERNSTEIN 2010 RETIREMENT STRATEGY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.

FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least
$100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page
72 of this Prospectus and in Purchase of Shares--Sales Charge Reduction
Programs for Class A Shares on page 109 of the Strategy's SAI.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                   CLASS B SHARES                               CLASS
                                                      CLASS A  (NOT CURRENTLY OFFERED CLASS C   ADVISOR CLASS R, K AND I
                                                      SHARES     TO NEW INVESTORS)    SHARES       SHARES       SHARES
------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as
a percentage of offering price)                        4.25%           None            None         None         None
------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of offering price or redemption proceeds,
whichever is lower)                                    None(a)         4.00%(b)        1.00%(c)     None         None
------------------------------------------------------------------------------------------------------------------------
Exchange Fee                                           None            None            None         None         None

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

                                                             CLASS A CLASS B CLASS C ADVISOR CLASS CLASS R CLASS K CLASS I
--------------------------------------------------------------------------------------------------------------------------
Management Fees                                                .55%    .55%    .55%       .55%       .55%    .55%    .55%
Distribution and/or Service (12b-1) Fees                       .30%   1.00%   1.00%       None       .50%    .25%    None
Other Expenses
 Transfer Agent                                                .12%    .18%    .14%       .14%       .25%    .19%    .09%
 Other Expenses                                                .29%    .29%    .29%       .27%       .29%    .28%    .29%
                                                             ------  ------  ------     ------     ------  ------  ------
Total Other Expenses                                           .41%    .47%    .43%       .41%       .54%    .47%    .38%
                                                             ======  ======  ======     ======     ======  ======  ======
Acquired Fund Fees and Expenses (Underlying Portfolios)        .04%    .04%    .04%       .04%       .04%    .04%    .04%
                                                             ------  ------  ------     ------     ------  ------  ------
Total Annual Strategy Operating Expenses                      1.30%   2.06%   2.02%      1.00%      1.63%   1.31%    .97%
                                                             ======  ======  ======     ======     ======  ======  ======
Fee Waiver and/or Expense Reimbursement(d)                   (.36)%  (.42)%  (.38)%     (.36)%     (.49)%  (.42)%  (.33)%
                                                             ------  ------  ------     ------     ------  ------  ------
Total Annual Strategy Operating Expenses After Fee Waiver
 and/or Expense Reimbursement                                  .94%   1.64%   1.64%       .64%      1.14%    .89%    .64%
                                                             ======  ======  ======     ======     ======  ======  ======
--------------------------------------------------------------------------------------------------------------------------

(a)Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.

(b)Class B shares automatically convert to Class A shares after eight years.
   The CDSC decreases over time. For Class B shares the CDSC decreases 1.00%
   annually to 0% after the fourth year.

(c)For Class C shares the CDSC is 0% after the first year.

(d)The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2013 and will be automatically extended for one-year terms thereafter unless terminated by the Adviser upon 60 days' notice to the Strategy prior to that date.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the
Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                CLASS A CLASS B CLASS C ADVISOR CLASS CLASS R CLASS K CLASS I
-----------------------------------------------------------------------------
After 1 Year    $  517  $  567  $  267     $   65     $  116  $   91  $   65
After 3 Years   $  786  $  805  $  597     $  283     $  466  $  374  $  276
After 5 Years   $1,075  $1,070  $1,053     $  517     $  840  $  678  $  504
After 10 Years  $1,896  $2,161  $2,318     $1,192     $1,892  $1,542  $1,160
-----------------------------------------------------------------------------

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:

                CLASS B CLASS C
-------------------------------
After 1 Year    $  167  $  167
After 3 Years   $  605  $  597
After 5 Years   $1,070  $1,053
After 10 Years  $2,161  $2,318
-------------------------------

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account.
These transaction costs, which are not reflected in the Annual Strategy
Operating Expenses or in the Examples, affect the Strategy's performance.
During the most recent fiscal year, the Strategy's portfolio turnover rate
(which reflects only purchases and sales of the Underlying Portfolios) was 18%
of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The
AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date
(the "target year") at which time the asset allocation mix will become static.
This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the
Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management
Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this
Underlying Portfolio will invest predominantly in equity securities. If the
Adviser determines that the equity markets pose disproportionate risks, the
Adviser will reduce (or eliminate) this Underlying Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%.
Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

                                                                             15

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

                                    [CHART]

                                                  Years Before Retirement
                                                  -----------------------
                             45         40          35          30         25
                          ------------------------------------------------------
US Diversified Value        20.50%    20.50%      20.50%      19.50%     18.25%
US Large Cap Growth         20.50%    20.50%      20.50%      19.50%     18.25%
US SMID Value                6.50%     6.50%       6.50%       6.00%      5.75%
US SMID Growth               6.50%     6.50%       6.50%       6.00%      5.75%
International Value         18.00%    18.00%      18.00%      17.00%     16.00%
International Growth        18.00%    18.00%      18.00%      17.00%     16.00%
Multi-Asset Real Return      5.00%     5.00%       5.00%       5.00%      5.00%
Volatility Management        0.00%     0.00%       0.00%       5.00%     10.00%
High Yield                   0.00%     0.00%       0.00%       0.00%      0.00%
Global Bonds                 5.00%     5.00%       5.00%       5.00%      5.00%
Inflation-Protected
  Securities                 0.00%     0.00%       0.00%       0.00%      0.00%
Short Duration Bonds         0.00%     0.00%       0.00%       0.00%      0.00%
                                                  Years Before Retirement
                                                  ----------------------
                                        20          15          10          5
                                     ------------------------------------------
US Diversified Value                 16.25%      13.75%      11.25%       9.75%
US Large Cap Growth                  16.25%      13.75%      11.25%       9.75%
US SMID Value                         5.00%       4.25%       3.50%       2.75%
US SMID Growth                        5.00%       4.25%       3.50%       2.75%
International Value                  14.00%      12.00%       9.75%       8.50%
International Growth                 14.00%      12.00%       9.75%       8.50%
Multi-Asset Real Return               7.00%       8.50%      10.00%      10.00%
Volatility Management                12.50%      17.50%      20.00%      20.00%
High Yield                            5.00%       7.00%       7.00%       7.00%
Global Bonds                          5.00%       7.00%      10.00%      12.00%
Inflation-Protected
  Securities                          0.00%       0.00%       4.00%       9.00%
Short Duration Bonds                  0.00%       0.00%       0.00%       0.00%
                          Retirement Date             Years After Retirement
                          ---------------             ----------------------
                            0            5          10         15          20
                          ------     ------------------------------------------
US Diversified Value       8.50%       6.45%       5.25%      4.00%       4.00%
US Large Cap Growth        8.50%       6.45%       5.25%      4.00%       4.00%
US SMID Value              2.00%       1.50%       1.00%      0.75%       0.75%
US SMID Growth             2.00%       1.50%       1.00%      0.75%       0.75%
International Value        8.50%       7.00%       4.00%      3.00%       3.00%
International Growth       7.00%       5.30%       4.00%      3.00%       3.00%
Multi-Asset Real Return   10.00%       8.50%       7.00%      7.00%       7.00%
Volatility Management     20.00%      20.00%      17.50%     12.50%      12.50%
High Yield                 7.00%       5.00%       2.50%      0.00%       0.00%
Global Bonds              14.00%      16.00%      19.50%     22.50%      22.50%
Inflation-Protected
  Securities              14.00%      15.00%      15.00%     15.00%      15.00%
Short Duration Bonds       0.00%       9.00%      18.00%     27.50%      27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

..  MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

..  INTEREST RATE RISK: Changes in interest rates will affect the value of the
   Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings
   ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

..  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

..  ALLOCATION RISK: The allocation of investments among the Underlying
   Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

..  INFLATION RISK: This is the risk that the value of assets or income from the
   Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

..  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers.
   These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
   This risk is greater when the Strategy has a higher asset allocation of
   Underlying Portfolios that invest in non-U.S. issuers.

..  EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

..  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

..  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

..  FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

..  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

..  LEVERAGE RISK: Borrowing money or other leverage may make an Underlying
   Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An
   Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

..  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the
   Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

..  how the Strategy's performance changed from year to year over the life of the Strategy; and

..  how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at
www.AllianceBernstein.com (click on "Individuals--U.S." then "Products &
Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 7.37%.

                                    [CHART]

                             Calendar Year End (%)

  02      03      04      05      06      07      08      09      10      11
------  ------  ------  ------  ------  ------  ------  ------  ------  ------
  n/a     n/a     n/a     n/a   13.97%   5.65% -32.88%  29.24%  12.02%  -1.55%

During the period shown in the bar chart, the Strategy's:

BEST QUARTER WAS UP 15.71%, 3RD QUARTER, 2009; AND WORST QUARTER WAS
DOWN -17.88%, 4TH QUARTER, 2008.

                                                                             17

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2011)

                                                                                                 SINCE
                                                                                1 YEAR 5 YEAR INCEPTION(a)
----------------------------------------------------------------------------------------------------------
Class A(b)     Return Before Taxes                                              -5.77% -0.65%    2.17%
               ---------------------------------------------------------------- ------ ------ ------------
               Return After Taxes on Distributions                              -6.44% -1.57%    1.31%
               ---------------------------------------------------------------- ------ ------ ------------
               Return After Taxes on Distributions and Sale of Strategy Shares  -3.52% -0.95%    1.47%
----------------------------------------------------------------------------------------------------------
Class B        Return Before Taxes                                              -6.05% -0.48%    2.15%
----------------------------------------------------------------------------------------------------------
Class C        Return Before Taxes                                              -3.24% -0.50%    2.13%
----------------------------------------------------------------------------------------------------------
Advisor Class  Return Before Taxes                                              -1.37%  0.51%    3.15%
----------------------------------------------------------------------------------------------------------
Class R                                                                         -1.78%  0.00%    2.65%
----------------------------------------------------------------------------------------------------------
Class K                                                                         -1.49%  0.26%    2.91%
----------------------------------------------------------------------------------------------------------
Class I                                                                         -1.34%  0.50%    3.16%
----------------------------------------------------------------------------------------------------------
S&P 500 Stock Index
(reflects no deduction for fees, taxes or expenses)                             16.13%  1.34%    4.24%
----------------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index
(reflects no deduction for fees, taxes or expenses)                              5.51%  6.04%    5.59%
----------------------------------------------------------------------------------------------------------
Composite Benchmark(c)                                                          10.12%  1.88%    4.84%
----------------------------------------------------------------------------------------------------------

(a)Inception date is 9/1/05 for Class A, Class B, Class C, Class R, Class K,
   Class I and Advisor Class shares.

(b)After-tax returns:

   -Are shown for Class A shares only and will vary for Class B, Class C and
    Advisor Class shares because these Classes have different expense ratios;

   -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
    actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

   -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(c)The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan
   Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE)
   Index; for intermediate bonds, Barclays Capital U.S. Aggregate Bond Index;
   for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for
   Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for
   high-yield bonds, Custom High Yield Composite Index. The Composite Benchmark
   reflects no deductions for fees, expenses or taxes.

INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Strategy.

PORTFOLIO MANAGERS
The following table lists the persons responsible for day-to-day management of the Strategy's portfolio:

EMPLOYEE                 LENGTH OF SERVICE  TITLE
---------------------------------------------------------------------------------
Dokyoung Lee                Since 2008      Senior Vice President of the Adviser

Seth J. Masters             Since 2005      Senior Vice President of the Adviser

Christopher H. Nikolich     Since 2005      Senior Vice President of the Adviser

Patrick J. Rudden           Since 2009      Senior Vice President of the Adviser

ADDITIONAL INFORMATION
For important information about the purchase and sale of Strategy shares, tax information and financial intermediary compensation, please turn to ADDITIONAL
INFORMATION ABOUT PURCHASE AND SALE OF STRATEGY SHARES, TAXES AND FINANCIAL
INTERMEDIARIES, page 64 of this Prospectus.

ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.

FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least
$100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page
72 of this Prospectus and in Purchase of Shares--Sales Charge Reduction
Programs for Class A Shares on page 109 of the Strategy's SAI.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                CLASS B SHARES                               CLASS
                                                   CLASS A  (NOT CURRENTLY OFFERED CLASS C   ADVISOR CLASS R, K AND I
                                                   SHARES     TO NEW INVESTORS)    SHARES       SHARES       SHARES
---------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                 4.25%           None              None       None         None
---------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price or redemption
proceeds, whichever is lower)                       None(a)         4.00%(b)        1.00%(c)     None         None
---------------------------------------------------------------------------------------------------------------------
Exchange Fee                                        None            None              None       None         None

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

                                                             CLASS A CLASS B CLASS C ADVISOR CLASS CLASS R CLASS K CLASS I
--------------------------------------------------------------------------------------------------------------------------
Management Fees                                                .60%    .60%    .60%       .60%       .60%    .60%    .60%
Distribution and/or Service (12b-1) Fees                       .30%   1.00%   1.00%       None       .50%    .25%    None
Other Expenses
 Transfer Agent                                                .06%    .10%    .07%       .05%       .25%    .19%    .07%
 Other Expenses                                                .13%    .13%    .13%       .13%       .13%    .13%    .13%
                                                             ------  ------  ------     ------     ------  ------  ------
Total Other Expenses                                           .19%    .23%    .20%       .18%       .38%    .32%    .20%
                                                             ======  ======  ======     ======     ======  ======  ======
Acquired Fund Fees and Expenses (Underlying Portfolios)        .04%    .04%    .04%       .04%       .04%    .04%    .04%
                                                             ------  ------  ------     ------     ------  ------  ------
Total Annual Strategy Operating Expenses                      1.13%   1.87%   1.84%       .82%      1.52%   1.21%    .84%
                                                             ======  ======  ======     ======     ======  ======  ======
Fee Waiver and/or Expense Reimbursement(d)                   (.15)%  (.19)%  (.16)%     (.14)%     (.34)%  (.28)%  (.16)%
                                                             ------  ------  ------     ------     ------  ------  ------
Total Annual Strategy Operating Expenses After Fee Waiver
 and/or Expense Reimbursement                                  .98%   1.68%   1.68%       .68%      1.18%    .93%    .68%
                                                             ======  ======  ======     ======     ======  ======  ======
--------------------------------------------------------------------------------------------------------------------------

(a)Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.

(b)Class B shares automatically convert to Class A shares after eight years.
   The CDSC decreases over time. For Class B shares the CDSC decreases 1.00%
   annually to 0% after the fourth year.

(c)For Class C shares the CDSC is 0% after the first year.

(d)The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2013 and will be automatically extended for one-year terms thereafter unless terminated by the Adviser upon 60 days' notice to the Strategy prior to that date.

                                                                             19

EXAMPLES
The Examples are intended to help you compare the cost of investing in the
Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                CLASS A CLASS B CLASS C ADVISOR CLASS CLASS R CLASS K CLASS I
-----------------------------------------------------------------------------
After 1 Year    $  521  $  571  $  271     $   69     $  120  $   95  $   69
After 3 Years   $  755  $  769  $  565     $  248     $  447  $  356  $  252
After 5 Years   $1,007  $  993  $  985     $  441     $  797  $  638  $  450
After 10 Years  $1,728  $1,981  $2,155     $1,001     $1,784  $1,441  $1,022
-----------------------------------------------------------------------------

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:

                CLASS B CLASS C
-------------------------------
After 1 Year    $  171  $  171
After 3 Years   $  569  $  565
After 5 Years   $  993  $  985
After 10 Years  $1,981  $2,155
-------------------------------

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account.
These transaction costs, which are not reflected in the Annual Strategy
Operating Expenses or in the Examples, affect the Strategy's performance.
During the most recent fiscal year, the Strategy's portfolio turnover rate
(which reflects only purchases and sales of the Underlying Portfolios) was 17%
of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The
AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date
(the "target year") at which time the asset allocation mix will become static.
This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the
Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management
Portfolio, that is designed to reduce the overall equity market volatility of the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the
Strategy's equity asset allocation. Under normal market conditions, this
Underlying Portfolio will invest predominantly in equity securities. If the
Adviser determines that the equity markets pose disproportionate risks, the
Adviser will reduce (or eliminate) this Underlying Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%.
Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

                                    [CHART]

                                                  Years Before Retirement
                                                  -----------------------
                             45         40          35          30         25
                          ------------------------------------------------------
US Diversified Value        20.50%    20.50%      20.50%      19.50%     18.25%
US Large Cap Growth         20.50%    20.50%      20.50%      19.50%     18.25%
US SMID Value                6.50%     6.50%       6.50%       6.00%      5.75%
US SMID Growth               6.50%     6.50%       6.50%       6.00%      5.75%
International Value         18.00%    18.00%      18.00%      17.00%     16.00%
International Growth        18.00%    18.00%      18.00%      17.00%     16.00%
Multi-Asset Real Return      5.00%     5.00%       5.00%       5.00%      5.00%
Volatility Management        0.00%     0.00%       0.00%       5.00%     10.00%
High Yield                   0.00%     0.00%       0.00%       0.00%      0.00%
Global Bonds                 5.00%     5.00%       5.00%       5.00%      5.00%
Inflation-Protected
  Securities                 0.00%     0.00%       0.00%       0.00%      0.00%
Short Duration Bonds         0.00%     0.00%       0.00%       0.00%      0.00%
                                                  Years Before Retirement
                                                  ----------------------
                                        20          15          10          5
                                     ------------------------------------------
US Diversified Value                 16.25%      13.75%      11.25%       9.75%
US Large Cap Growth                  16.25%      13.75%      11.25%       9.75%
US SMID Value                         5.00%       4.25%       3.50%       2.75%
US SMID Growth                        5.00%       4.25%       3.50%       2.75%
International Value                  14.00%      12.00%       9.75%       8.50%
International Growth                 14.00%      12.00%       9.75%       8.50%
Multi-Asset Real Return               7.00%       8.50%      10.00%      10.00%
Volatility Management                12.50%      17.50%      20.00%      20.00%
High Yield                            5.00%       7.00%       7.00%       7.00%
Global Bonds                          5.00%       7.00%      10.00%      12.00%
Inflation-Protected
  Securities                          0.00%       0.00%       4.00%       9.00%
Short Duration Bonds                  0.00%       0.00%       0.00%       0.00%
                          Retirement Date             Years After Retirement
                          ---------------             ----------------------
                            0            5          10         15          20
                          ------     ------------------------------------------
US Diversified Value       8.50%       6.45%       5.25%      4.00%       4.00%
US Large Cap Growth        8.50%       6.45%       5.25%      4.00%       4.00%
US SMID Value              2.00%       1.50%       1.00%      0.75%       0.75%
US SMID Growth             2.00%       1.50%       1.00%      0.75%       0.75%
International Value        8.50%       7.00%       4.00%      3.00%       3.00%
International Growth       7.00%       5.30%       4.00%      3.00%       3.00%
Multi-Asset Real Return   10.00%       8.50%       7.00%      7.00%       7.00%
Volatility Management     20.00%      20.00%      17.50%     12.50%      12.50%
High Yield                 7.00%       5.00%       2.50%      0.00%       0.00%
Global Bonds              14.00%      16.00%      19.50%     22.50%      22.50%
Inflation-Protected
  Securities              14.00%      15.00%      15.00%     15.00%      15.00%
Short Duration Bonds       0.00%       9.00%      18.00%     27.50%      27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

..  MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

..  INTEREST RATE RISK: Changes in interest rates will affect the value of the
   Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings
   ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

..  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

..  ALLOCATION RISK: The allocation of investments among the Underlying
   Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

..  INFLATION RISK: This is the risk that the value of assets or income from the
   Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

..  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers.
   These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
   This risk is greater when the Strategy has a higher asset allocation of
   Underlying Portfolios that invest in non-U.S. issuers.

..  EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

..  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

..  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

                                                                             21

..  FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

..  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

..  LEVERAGE RISK: Borrowing money or other leverage may make an Underlying
   Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An
   Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

..  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the
   Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

..  how the Strategy's performance changed from year to year over the life of the Strategy; and

..  how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at
www.AllianceBernstein.com (click on "Individuals--U.S." then "Products &
Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 8.13%.

                                    [CHART]

                             Calendar Year End (%)

  02      03      04      05      06      07      08      09      10      11
------- ------- ------- ------- ------- ------- ------- ------- ------- -------
  n/a     n/a     n/a     n/a    15.28%  5.45%  -35.67%  30.68%  12.49%  -2.76%

During the period shown in the bar chart, the Strategy's:

BEST QUARTER WAS UP 16.69%, 2ND QUARTER, 2009; AND WORST QUARTER WAS
DOWN -19.40%, 4TH QUARTER, 2008.

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2011)

                                                                                                 SINCE
                                                                                1 YEAR 5 YEAR INCEPTION(a)
----------------------------------------------------------------------------------------------------------
Class A(b)     Return Before Taxes                                              -6.90% -1.47%    1.76%
               -------------------------------------------------------------------------------------------
               Return After Taxes on Distributions                              -7.43% -2.26%    1.02%
               -------------------------------------------------------------------------------------------
               Return After Taxes on Distributions and Sale of Strategy Shares  -4.19% -1.57%    1.19%
----------------------------------------------------------------------------------------------------------
Class B        Return Before Taxes                                              -7.27% -1.30%    1.76%
----------------------------------------------------------------------------------------------------------
Class C        Return Before Taxes                                              -4.48% -1.31%    1.75%
----------------------------------------------------------------------------------------------------------
Advisor Class  Return Before Taxes                                              -2.44% -0.29%    2.79%
----------------------------------------------------------------------------------------------------------
Class R                                                                         -2.96% -0.81%    2.25%
----------------------------------------------------------------------------------------------------------
Class K                                                                         -2.68% -0.56%    2.51%
----------------------------------------------------------------------------------------------------------
Class I                                                                         -2.52% -0.30%    2.78%
----------------------------------------------------------------------------------------------------------
S&P 500 Stock Index
(reflects no deduction for fees, taxes or expenses)                             16.13%  1.34%    4.24%
----------------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index
(reflects no deduction for fees, taxes or expenses)                              5.51%  6.04%    5.59%
----------------------------------------------------------------------------------------------------------
Composite Benchmark(c)                                                          11.03%  1.46%    4.72%
----------------------------------------------------------------------------------------------------------

(a)Inception date is 9/1/05 for Class A, Class B, Class C, Class R, Class K,
   Class I and Advisor Class shares.

(b)After-tax returns:

   -Are shown for Class A shares only and will vary for Class B, Class C and
    Advisor Class shares because these Classes have different expense ratios;

   -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
    actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

   -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(c)The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan
   Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE)
   Index; for intermediate bonds, Barclays Capital U.S. Aggregate Bond Index;
   for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for
   Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for
   high-yield bonds, Custom High Yield Composite Index. The Composite Benchmark
   reflects no deductions for fees, expenses or taxes.

INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Strategy.

PORTFOLIO MANAGERS
The following table lists the persons responsible for day-to-day management of the Strategy's portfolio:

EMPLOYEE                 LENGTH OF SERVICE  TITLE
---------------------------------------------------------------------------------
Dokyoung Lee                Since 2008      Senior Vice President of the Adviser

Seth J. Masters             Since 2005      Senior Vice President of the Adviser

Christopher H. Nikolich     Since 2005      Senior Vice President of the Adviser

Patrick J. Rudden           Since 2009      Senior Vice President of the Adviser

ADDITIONAL INFORMATION
For important information about the purchase and sale of Strategy shares, tax information and financial intermediary compensation, please turn to ADDITIONAL
INFORMATION ABOUT PURCHASE AND SALE OF STRATEGY SHARES, TAXES AND FINANCIAL
INTERMEDIARIES, page 64 of this Prospectus.

                                                                             23

ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.

FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least
$100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page
72 of this Prospectus and in Purchase of Shares--Sales Charge Reduction
Programs for Class A Shares on page 109 of the Strategy's SAI.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                          CLASS B SHARES                               CLASS
                                                             CLASS A  (NOT CURRENTLY OFFERED CLASS C   ADVISOR CLASS R, K AND I
                                                             SHARES     TO NEW INVESTORS)    SHARES       SHARES       SHARES
-------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                           4.25%           None            None         None         None
-------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price or redemption proceeds,
whichever is lower)                                           None(a)         4.00%(b)        1.00%(c)     None         None
-------------------------------------------------------------------------------------------------------------------------------
Exchange Fee                                                  None            None            None         None         None

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

                                                             CLASS A CLASS B CLASS C ADVISOR CLASS CLASS R CLASS K CLASS I
--------------------------------------------------------------------------------------------------------------------------
Management Fees                                                .60%    .60%    .60%       .60%       .60%    .60%    .60%
Distribution and/or Service (12b-1) Fees                       .30%   1.00%   1.00%       None       .50%    .25%    None
Other Expenses
 Transfer Agent                                                .12%    .16%    .15%       .12%       .26%    .19%    .06%
 Other Expenses                                                .10%    .10%    .10%       .10%       .10%    .10%    .10%
                                                             ------  ------  ------     ------     ------  ------  ------
Total Other Expenses                                           .22%    .26%    .25%       .22%       .36%    .29%    .16%
                                                             ======  ======  ======     ======     ======  ======  ======
Acquired Fund Fees and Expenses (Underlying Portfolios)        .04%    .04%    .04%       .04%       .04%    .04%    .04%
                                                             ------  ------  ------     ------     ------  ------  ------
Total Annual Strategy Operating Expenses                      1.16%   1.90%   1.89%       .86%      1.50%   1.18%    .80%
                                                             ======  ======  ======     ======     ======  ======  ======
Fee Waiver and/or Expense Reimbursement(d)                   (.14)%  (.18)%  (.17)%     (.14)%     (.28)%  (.21)%  (.08)%
                                                             ------  ------  ------     ------     ------  ------  ------
Total Annual Strategy Operating Expenses After Fee Waiver
 and/or Expense Reimbursement                                 1.02%   1.72%   1.72%       .72%      1.22%    .97%    .72%
                                                             ======  ======  ======     ======     ======  ======  ======
--------------------------------------------------------------------------------------------------------------------------

(a)Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.

(b)Class B shares automatically convert to Class A shares after eight years.
   The CDSC decreases over time. For Class B shares the CDSC decreases 1.00%
   annually to 0% after the fourth year.

(c)For Class C shares the CDSC is 0% after the first year.

(d)The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2013 and will be automatically extended for one-year terms thereafter unless terminated by the Adviser upon 60 days' notice to the Strategy prior to that date.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the
Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                CLASS A CLASS B CLASS C ADVISOR CLASS CLASS R CLASS K CLASS I
-----------------------------------------------------------------------------
After 1 Year    $  525  $  575  $  275     $   74     $  124  $   99   $ 74
After 3 Years   $  765  $  780  $  577     $  260     $  447  $  354   $247
After 5 Years   $1,023  $1,010  $1,006     $  463     $  792  $  629   $436
After 10 Years  $1,762  $2,015  $2,198     $1,048     $1,767  $1,413   $982
-----------------------------------------------------------------------------

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:

                CLASS B CLASS C
-------------------------------
After 1 Year    $  175  $  175
After 3 Years   $  580  $  577
After 5 Years   $1,010  $1,006
After 10 Years  $2,015  $2,198
-------------------------------

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account.
These transaction costs, which are not reflected in the Annual Strategy
Operating Expenses or in the Examples, affect the Strategy's performance.
During the most recent fiscal year, the Strategy's portfolio turnover rate
(which reflects only purchases and sales of the Underlying Portfolios) was 17%
of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The
AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date
(the "target year") at which time the asset allocation mix will become static.
This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the
Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management
Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this
Underlying Portfolio will invest predominantly in equity securities. If the
Adviser determines that the equity markets pose disproportionate risks, the
Adviser will reduce (or eliminate) this Underlying Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%.
Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

                                                                             25

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

                                    [CHART]

                                                  Years Before Retirement
                                                  -----------------------
                             45         40          35          30         25
                          ------------------------------------------------------
US Diversified Value        20.50%    20.50%      20.50%      19.50%     18.25%
US Large Cap Growth         20.50%    20.50%      20.50%      19.50%     18.25%
US SMID Value                6.50%     6.50%       6.50%       6.00%      5.75%
US SMID Growth               6.50%     6.50%       6.50%       6.00%      5.75%
International Value         18.00%    18.00%      18.00%      17.00%     16.00%
International Growth        18.00%    18.00%      18.00%      17.00%     16.00%
Multi-Asset Real Return      5.00%     5.00%       5.00%       5.00%      5.00%
Volatility Management        0.00%     0.00%       0.00%       5.00%     10.00%
High Yield                   0.00%     0.00%       0.00%       0.00%      0.00%
Global Bonds                 5.00%     5.00%       5.00%       5.00%      5.00%
Inflation-Protected
  Securities                 0.00%     0.00%       0.00%       0.00%      0.00%
Short Duration Bonds         0.00%     0.00%       0.00%       0.00%      0.00%
                                                  Years Before Retirement
                                                  ----------------------
                                        20          15          10          5
                                     ------------------------------------------
US Diversified Value                 16.25%      13.75%      11.25%       9.75%
US Large Cap Growth                  16.25%      13.75%      11.25%       9.75%
US SMID Value                         5.00%       4.25%       3.50%       2.75%
US SMID Growth                        5.00%       4.25%       3.50%       2.75%
International Value                  14.00%      12.00%       9.75%       8.50%
International Growth                 14.00%      12.00%       9.75%       8.50%
Multi-Asset Real Return               7.00%       8.50%      10.00%      10.00%
Volatility Management                12.50%      17.50%      20.00%      20.00%
High Yield                            5.00%       7.00%       7.00%       7.00%
Global Bonds                          5.00%       7.00%      10.00%      12.00%
Inflation-Protected
  Securities                          0.00%       0.00%       4.00%       9.00%
Short Duration Bonds                  0.00%       0.00%       0.00%       0.00%
                          Retirement Date             Years After Retirement
                          ---------------             ----------------------
                            0            5          10         15          20
                          ------     ------------------------------------------
US Diversified Value       8.50%       6.45%       5.25%      4.00%       4.00%
US Large Cap Growth        8.50%       6.45%       5.25%      4.00%       4.00%
US SMID Value              2.00%       1.50%       1.00%      0.75%       0.75%
US SMID Growth             2.00%       1.50%       1.00%      0.75%       0.75%
International Value        8.50%       7.00%       4.00%      3.00%       3.00%
International Growth       7.00%       5.30%       4.00%      3.00%       3.00%
Multi-Asset Real Return   10.00%       8.50%       7.00%      7.00%       7.00%
Volatility Management     20.00%      20.00%      17.50%     12.50%      12.50%
High Yield                 7.00%       5.00%       2.50%      0.00%       0.00%
Global Bonds              14.00%      16.00%      19.50%     22.50%      22.50%
Inflation-Protected
  Securities              14.00%      15.00%      15.00%     15.00%      15.00%
Short Duration Bonds       0.00%       9.00%      18.00%     27.50%      27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

..  MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

..  INTEREST RATE RISK: Changes in interest rates will affect the value of the
   Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings
   ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

..  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

..  ALLOCATION RISK: The allocation of investments among the Underlying
   Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

..  INFLATION RISK: This is the risk that the value of assets or income from the
   Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

..  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers.
   These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
   This risk is greater when the Strategy has a higher asset allocation of
   Underlying Portfolios that invest in non-U.S. issuers.

..  EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

..  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

..  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

..  FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

..  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

..  LEVERAGE RISK: Borrowing money or other leverage may make an Underlying
   Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An
   Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

..  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the
   Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

..  how the Strategy's performance changed from year to year over the life of the Strategy; and

..  how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at
www.AllianceBernstein.com (click on "Individuals--U.S." then "Products &
Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 8.43%.

                                    [CHART]

                             Calendar Year End (%)

  02      03      04      05      06      07      08      09      10      11
------  ------  ------  ------  ------  ------  ------  ------  ------  ------
  n/a     n/a     n/a     n/a   16.17%   5.00% -38.20%  31.93%  12.92%  -4.05%

During the period shown in the bar chart, the Strategy's:

BEST QUARTER WAS UP 17.87%, 2ND QUARTER, 2009; AND WORST QUARTER WAS
DOWN -20.86%, 4TH QUARTER, 2008.

                                                                             27

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2011)

                                                                                                 SINCE
                                                                                1 YEAR 5 YEAR INCEPTION(a)
----------------------------------------------------------------------------------------------------------
Class A(b)     Return Before Taxes                                              -8.10% -2.35%    1.26%
               -------------------------------------------------------------------------------------------
               Return After Taxes on Distributions                              -8.46% -3.04%    0.61%
               -------------------------------------------------------------------------------------------
               Return After Taxes on Distributions and Sale of Strategy Shares  -4.91% -2.23%    0.83%
----------------------------------------------------------------------------------------------------------
Class B        Return Before Taxes                                              -8.39% -2.19%    1.23%
----------------------------------------------------------------------------------------------------------
Class C        Return Before Taxes                                              -5.63% -2.17%    1.25%
----------------------------------------------------------------------------------------------------------
Advisor Class  Return Before Taxes                                              -3.79% -1.19%    2.26%
----------------------------------------------------------------------------------------------------------
Class R                                                                         -4.26% -1.69%    1.75%
----------------------------------------------------------------------------------------------------------
Class K                                                                         -3.93% -1.45%    2.01%
----------------------------------------------------------------------------------------------------------
Class I                                                                         -3.77% -1.21%    2.25%
----------------------------------------------------------------------------------------------------------
S&P 500 Stock Index
(reflects no deduction for fees, taxes or expenses)                             16.13%  1.34%    4.24%
----------------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index
(reflects no deduction for fees, taxes or expenses)                              5.51%  6.04%    5.59%
----------------------------------------------------------------------------------------------------------
Composite Benchmark(c)                                                          11.63%  0.95%    4.53%
----------------------------------------------------------------------------------------------------------

(a)Inception date is 9/1/05 for Class A, Class B, Class C, Class R, Class K,
   Class I and Advisor Class shares.

(b)After-tax returns:

   -Are shown for Class A shares only and will vary for Class B, Class C and
    Advisor Class shares because these Classes have different expense ratios;

   -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
    actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

   -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(c)The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan
   Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE)
   Index; for intermediate bonds, Barclays Capital U.S. Aggregate Bond Index;
   for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for
   Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for
   high-yield bonds, Custom High Yield Composite Index. The Composite Benchmark
   reflects no deductions for fees, expenses or taxes.

INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Strategy.

PORTFOLIO MANAGERS
The following table lists the persons responsible for day-to-day management of the Strategy's portfolio:

EMPLOYEE                 LENGTH OF SERVICE  TITLE
---------------------------------------------------------------------------------
Dokyoung Lee                Since 2008      Senior Vice President of the Adviser

Seth J. Masters             Since 2005      Senior Vice President of the Adviser

Christopher H. Nikolich     Since 2005      Senior Vice President of the Adviser

Patrick J. Rudden           Since 2009      Senior Vice President of the Adviser

ADDITIONAL INFORMATION
For important information about the purchase and sale of Strategy shares, tax information and financial intermediary compensation, please turn to ADDITIONAL
INFORMATION ABOUT PURCHASE AND SALE OF STRATEGY SHARES, TAXES AND FINANCIAL
INTERMEDIARIES, page 64 of this Prospectus.

ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.

FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least
$100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page
72 of this Prospectus and in Purchase of Shares--Sales Charge Reduction
Programs for Class A Shares on page 109 of the Strategy's SAI.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                          CLASS B SHARES                               CLASS
                                                             CLASS A  (NOT CURRENTLY OFFERED CLASS C   ADVISOR CLASS R, K AND I
                                                             SHARES     TO NEW INVESTORS)    SHARES       SHARES       SHARES
-------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                           4.25%           None            None         None         None
-------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price or redemption proceeds,
whichever is lower)                                           None(a)         4.00%(b)        1.00%(c)     None         None
-------------------------------------------------------------------------------------------------------------------------------
Exchange Fee                                                  None            None            None         None         None

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

                                                             CLASS A CLASS B CLASS C ADVISOR CLASS CLASS R CLASS K CLASS I
--------------------------------------------------------------------------------------------------------------------------
Management Fees                                                .60%    .60%    .60%       .60%       .60%    .60%    .60%
Distribution and/or Service (12b-1) Fees                       .30%   1.00%   1.00%       None       .50%    .25%    None
Other Expenses
 Transfer Agent                                                .11%    .15%    .15%       .12%       .25%    .19%    .07%
 Other Expenses                                                .12%    .12%    .12%       .12%       .12%    .12%    .12%
                                                             ------  ------  ------     ------     ------  ------  ------
Total Other Expenses                                           .23%    .27%    .27%       .24%       .37%    .31%    .19%
                                                             ======  ======  ======     ======     ======  ======  ======
Acquired Fund Fees and Expenses (Underlying Portfolios)        .04%    .04%    .04%       .04%       .04%    .04%    .04%
                                                             ------  ------  ------     ------     ------  ------  ------
Total Annual Strategy Operating Expenses                      1.17%   1.91%   1.91%       .88%      1.51%   1.20%    .83%
                                                             ======  ======  ======     ======     ======  ======  ======
Fee Waiver and/or Expense Reimbursement(d)                   (.13)%  (.17)%  (.17)%     (.14)%     (.27)%  (.21)%  (.09)%
                                                             ------  ------  ------     ------     ------  ------  ------
Total Annual Strategy Operating Expenses After Fee Waiver
 and/or Expense Reimbursement                                 1.04%   1.74%   1.74%       .74%      1.24%    .99%    .74%
                                                             ======  ======  ======     ======     ======  ======  ======
--------------------------------------------------------------------------------------------------------------------------

(a)Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.

(b)Class B shares automatically convert to Class A shares after eight years.
   The CDSC decreases over time. For Class B shares the CDSC decreases 1.00%
   annually to 0% after the fourth year.

(c)For Class C shares the CDSC is 0% after the first year.

(d)The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2013 and will be automatically extended for one-year terms thereafter unless terminated by the Adviser upon 60 days' notice to the Strategy prior to that date.

                                                                             29

EXAMPLES
The Examples are intended to help you compare the cost of investing in the
Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                CLASS A CLASS B CLASS C ADVISOR CLASS CLASS R CLASS K CLASS I
-----------------------------------------------------------------------------
After 1 Year    $  527  $  577  $  277     $   76     $  126  $  101  $   76
After 3 Years   $  768  $  784  $  584     $  267     $  451  $  360  $  256
After 5 Years   $1,029  $1,016  $1,016     $  474     $  798  $  639  $  452
After 10 Years  $1,774  $2,026  $2,219     $1,071     $1,779  $1,436  $1,017
-----------------------------------------------------------------------------

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:

                CLASS B CLASS C
-------------------------------
After 1 Year    $  177  $  177
After 3 Years   $  584  $  584
After 5 Years   $1,016  $1,016
After 10 Years  $2,026  $2,219
-------------------------------

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account.
These transaction costs, which are not reflected in the Annual Strategy
Operating Expenses or in the Examples, affect the Strategy's performance.
During the most recent fiscal year, the Strategy's portfolio turnover rate
(which reflects only purchases and sales of the Underlying Portfolios) was 19%
of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The
AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date
(the "target year") at which time the asset allocation mix will become static.
This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the
Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management
Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this
Underlying Portfolio will invest predominantly in equity securities. If the
Adviser determines that the equity markets pose disproportionate risks, the
Adviser will reduce (or eliminate) this Underlying Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%.
Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

                                    [CHART]

                                                  Years Before Retirement
                                                  -----------------------
                             45         40          35          30         25
                          ------------------------------------------------------
US Diversified Value        20.50%    20.50%      20.50%      19.50%     18.25%
US Large Cap Growth         20.50%    20.50%      20.50%      19.50%     18.25%
US SMID Value                6.50%     6.50%       6.50%       6.00%      5.75%
US SMID Growth               6.50%     6.50%       6.50%       6.00%      5.75%
International Value         18.00%    18.00%      18.00%      17.00%     16.00%
International Growth        18.00%    18.00%      18.00%      17.00%     16.00%
Multi-Asset Real Return      5.00%     5.00%       5.00%       5.00%      5.00%
Volatility Management        0.00%     0.00%       0.00%       5.00%     10.00%
High Yield                   0.00%     0.00%       0.00%       0.00%      0.00%
Global Bonds                 5.00%     5.00%       5.00%       5.00%      5.00%
Inflation-Protected
  Securities                 0.00%     0.00%       0.00%       0.00%      0.00%
Short Duration Bonds         0.00%     0.00%       0.00%       0.00%      0.00%
                                                  Years Before Retirement
                                                  ----------------------
                                        20          15          10          5
                                     ------------------------------------------
US Diversified Value                 16.25%      13.75%      11.25%       9.75%
US Large Cap Growth                  16.25%      13.75%      11.25%       9.75%
US SMID Value                         5.00%       4.25%       3.50%       2.75%
US SMID Growth                        5.00%       4.25%       3.50%       2.75%
International Value                  14.00%      12.00%       9.75%       8.50%
International Growth                 14.00%      12.00%       9.75%       8.50%
Multi-Asset Real Return               7.00%       8.50%      10.00%      10.00%
Volatility Management                12.50%      17.50%      20.00%      20.00%
High Yield                            5.00%       7.00%       7.00%       7.00%
Global Bonds                          5.00%       7.00%      10.00%      12.00%
Inflation-Protected
  Securities                          0.00%       0.00%       4.00%       9.00%
Short Duration Bonds                  0.00%       0.00%       0.00%       0.00%
                          Retirement Date             Years After Retirement
                          ---------------             ----------------------
                            0            5          10         15          20
                          ------     ------------------------------------------
US Diversified Value       8.50%       6.45%       5.25%      4.00%       4.00%
US Large Cap Growth        8.50%       6.45%       5.25%      4.00%       4.00%
US SMID Value              2.00%       1.50%       1.00%      0.75%       0.75%
US SMID Growth             2.00%       1.50%       1.00%      0.75%       0.75%
International Value        8.50%       7.00%       4.00%      3.00%       3.00%
International Growth       7.00%       5.30%       4.00%      3.00%       3.00%
Multi-Asset Real Return   10.00%       8.50%       7.00%      7.00%       7.00%
Volatility Management     20.00%      20.00%      17.50%     12.50%      12.50%
High Yield                 7.00%       5.00%       2.50%      0.00%       0.00%
Global Bonds              14.00%      16.00%      19.50%     22.50%      22.50%
Inflation-Protected
  Securities              14.00%      15.00%      15.00%     15.00%      15.00%
Short Duration Bonds       0.00%       9.00%      18.00%     27.50%      27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

..  MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

..  INTEREST RATE RISK: Changes in interest rates will affect the value of the
   Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings
   ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

..  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

..  ALLOCATION RISK: The allocation of investments among the Underlying
   Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

..  INFLATION RISK: This is the risk that the value of assets or income from the
   Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

..  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers.
   These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
   This risk is greater when the Strategy has a higher asset allocation of
   Underlying Portfolios that invest in non-U.S. issuers.

..  EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

..  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

..  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

                                                                             31

..  FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

..  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

..  LEVERAGE RISK: Borrowing money or other leverage may make an Underlying
   Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An
   Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

..  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the
   Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

..  how the Strategy's performance changed from year to year over the life of the Strategy; and

..  how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at
www.AllianceBernstein.com (click on "Individuals--U.S." then "Products &
Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 8.97%.

                                     [CHART]

                              Calendar Year End (%)

  02      03      04      05      06      07       08      09      10      11
------  ------  ------  ------  ------  ------   ------  ------  ------  ------
  n/a     n/a     n/a     n/a   17.07%   5.23%  -40.13%  32.81%  13.05%  -5.26%

During the period shown in the bar chart, the Strategy's:

BEST QUARTER WAS UP 18.69%, 3RD QUARTER, 2009; AND WORST QUARTER WAS
DOWN -21.93%, 4TH QUARTER, 2008.

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2011)

                                                                                                 SINCE
                                                                                1 YEAR 5 YEAR INCEPTION(a)
----------------------------------------------------------------------------------------------------------
Class A(b)     Return Before Taxes                                              -9.31% -3.02%    1.15%
               -------------------------------------------------------------------------------------------
               Return After Taxes on Distributions                              -9.58% -3.64%    0.56%
               -------------------------------------------------------------------------------------------
               Return After Taxes on Distributions and Sale of Strategy Shares  -5.70% -2.74%    0.79%
----------------------------------------------------------------------------------------------------------
Class B        Return Before Taxes                                              -9.65% -2.84%    1.12%
----------------------------------------------------------------------------------------------------------
Class C        Return Before Taxes                                              -7.00% -2.86%    1.12%
----------------------------------------------------------------------------------------------------------
Advisor Class  Return Before Taxes                                              -5.11% -1.88%    2.13%
----------------------------------------------------------------------------------------------------------
Class R                                                                         -5.54% -2.34%    1.64%
----------------------------------------------------------------------------------------------------------
Class K                                                                         -5.30% -2.11%    1.88%
----------------------------------------------------------------------------------------------------------
Class I                                                                         -5.13% -1.86%    2.14%
----------------------------------------------------------------------------------------------------------
S&P 500 Stock Index
(reflects no deduction for fees, taxes or expenses)                             16.13%  1.34%    4.24%
----------------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index
(reflects no deduction for fees, taxes or expenses)                              5.51%  6.04%    5.59%
----------------------------------------------------------------------------------------------------------
Composite Benchmark(c)                                                          12.36%  0.57%    4.42%
----------------------------------------------------------------------------------------------------------

(a)Inception date is 9/1/05 for Class A, Class B, Class C, Class R, Class K,
   Class I and Advisor Class shares.

(b)After-tax returns:

   -Are shown for Class A shares only and will vary for Class B, Class C and
    Advisor Class shares because these Classes have different expense ratios;

   -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
    actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

   -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(c)The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan
   Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE)
   Index; for intermediate bonds, Barclays Capital U.S. Aggregate Bond Index;
   for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for
   Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for
   high-yield bonds, Custom High Yield Composite Index. The Composite Benchmark
   reflects no deductions for fees, expenses or taxes.

INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Strategy.

PORTFOLIO MANAGERS
The following table lists the persons responsible for day-to-day management of the Strategy's portfolio:

EMPLOYEE                 LENGTH OF SERVICE  TITLE
---------------------------------------------------------------------------------
Dokyoung Lee                Since 2008      Senior Vice President of the Adviser

Seth J. Masters             Since 2005      Senior Vice President of the Adviser

Christopher H. Nikolich     Since 2005      Senior Vice President of the Adviser

Patrick J. Rudden           Since 2009      Senior Vice President of the Adviser

ADDITIONAL INFORMATION
For important information about the purchase and sale of Strategy shares, tax information and financial intermediary compensation, please turn to ADDITIONAL
INFORMATION ABOUT PURCHASE AND SALE OF STRATEGY SHARES, TAXES AND FINANCIAL
INTERMEDIARIES, page 64 of this Prospectus.

                                                                             33

ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.

FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least
$100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page
72 of this Prospectus and in Purchase of Shares--Sales Charge Reduction
Programs for Class A Shares on page 109 of the Strategy's SAI.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                          CLASS B SHARES                               CLASS
                                                             CLASS A  (NOT CURRENTLY OFFERED CLASS C   ADVISOR CLASS R, K AND I
                                                             SHARES     TO NEW INVESTORS)    SHARES       SHARES       SHARES
-------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                           4.25%           None            None         None         None
-------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price or redemption proceeds,
whichever is lower)                                           None(a)         4.00%(b)        1.00%(c)     None         None
-------------------------------------------------------------------------------------------------------------------------------
Exchange Fee                                                  None            None            None         None         None

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

                                                             CLASS A CLASS B CLASS C ADVISOR CLASS CLASS R CLASS K CLASS I
--------------------------------------------------------------------------------------------------------------------------
Management Fees                                                .65%    .65%    .65%       .65%       .65%    .65%    .65%
Distribution and/or Service (12b-1) Fees                       .30%   1.00%   1.00%       None       .50%    .25%    None
Other Expenses
 Transfer Agent                                                .20%    .25%    .25%       .18%       .25%    .19%    .08%
 Other Expenses                                                .13%    .13%    .13%       .13%       .13%    .13%    .13%
                                                             ------  ------  ------     ------     ------  ------  ------
Total Other Expenses                                           .33%    .38%    .38%       .31%       .38%    .32%    .21%
                                                             ======  ======  ======     ======     ======  ======  ======
Acquired Fund Fees and Expenses (Underlying Portfolios)        .04%    .04%    .04%       .04%       .04%    .04%    .04%
                                                             ------  ------  ------     ------     ------  ------  ------
Total Annual Strategy Operating Expenses                      1.32%   2.07%   2.07%      1.00%      1.57%   1.26%    .90%
                                                             ======  ======  ======     ======     ======  ======  ======
Fee Waiver and/or Expense Reimbursement(d)                   (.26)%  (.31)%  (.31)%     (.24)%     (.31)%  (.25)%  (.14)%
                                                             ------  ------  ------     ------     ------  ------  ------
Total Annual Strategy Operating Expenses After Fee Waiver
 and/or Expense Reimbursement                                 1.06%   1.76%   1.76%       .76%      1.26%   1.01%    .76%
                                                             ======  ======  ======     ======     ======  ======  ======
--------------------------------------------------------------------------------------------------------------------------

(a)Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.

(b)Class B shares automatically convert to Class A shares after eight years.
   The CDSC decreases over time. For Class B shares the CDSC decreases 1.00%
   annually to 0% after the fourth year.

(c)For Class C shares the CDSC is 0% after the first year.

(d)The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2013 and will be automatically extended for one-year terms thereafter unless terminated by the Adviser upon 60 days' notice to the Strategy prior to that date.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the
Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                CLASS A CLASS B CLASS C ADVISOR CLASS CLASS R CLASS K CLASS I
-----------------------------------------------------------------------------
After 1 Year    $  528  $  579  $  279     $   78     $  128  $  103  $   78
After 3 Years   $  801  $  819  $  619     $  295     $  465  $  375  $  273
After 5 Years   $1,094  $1,085  $1,085     $  529     $  826  $  668  $  485
After 10 Years  $1,926  $2,183  $2,375     $1,203     $1,841  $1,501  $1,095
-----------------------------------------------------------------------------

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:

                CLASS B CLASS C
-------------------------------
After 1 Year    $  179  $  179
After 3 Years   $  619  $  619
After 5 Years   $1,085  $1,085
After 10 Years  $2,183  $2,375
-------------------------------

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account.
These transaction costs, which are not reflected in the Annual Strategy
Operating Expenses or in the Examples, affect the Strategy's performance.
During the most recent fiscal year, the Strategy's portfolio turnover rate
(which reflects only purchases and sales of the Underlying Portfolios) was 22%
of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The
AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date
(the "target year") at which time the asset allocation mix will become static.
This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the
Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management
Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this
Underlying Portfolio will invest predominantly in equity securities. If the
Adviser determines that the equity markets pose disproportionate risks, the
Adviser will reduce (or eliminate) this Underlying Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%.
Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

                                                                             35

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

                                    [CHART]

                                                  Years Before Retirement
                                                  -----------------------
                             45         40          35          30         25
                          ------------------------------------------------------
US Diversified Value        20.50%    20.50%      20.50%      19.50%     18.25%
US Large Cap Growth         20.50%    20.50%      20.50%      19.50%     18.25%
US SMID Value                6.50%     6.50%       6.50%       6.00%      5.75%
US SMID Growth               6.50%     6.50%       6.50%       6.00%      5.75%
International Value         18.00%    18.00%      18.00%      17.00%     16.00%
International Growth        18.00%    18.00%      18.00%      17.00%     16.00%
Multi-Asset Real Return      5.00%     5.00%       5.00%       5.00%      5.00%
Volatility Management        0.00%     0.00%       0.00%       5.00%     10.00%
High Yield                   0.00%     0.00%       0.00%       0.00%      0.00%
Global Bonds                 5.00%     5.00%       5.00%       5.00%      5.00%
Inflation-Protected
  Securities                 0.00%     0.00%       0.00%       0.00%      0.00%
Short Duration Bonds         0.00%     0.00%       0.00%       0.00%      0.00%
                                                  Years Before Retirement
                                                  ----------------------
                                        20          15          10          5
                                     ------------------------------------------
US Diversified Value                 16.25%      13.75%      11.25%       9.75%
US Large Cap Growth                  16.25%      13.75%      11.25%       9.75%
US SMID Value                         5.00%       4.25%       3.50%       2.75%
US SMID Growth                        5.00%       4.25%       3.50%       2.75%
International Value                  14.00%      12.00%       9.75%       8.50%
International Growth                 14.00%      12.00%       9.75%       8.50%
Multi-Asset Real Return               7.00%       8.50%      10.00%      10.00%
Volatility Management                12.50%      17.50%      20.00%      20.00%
High Yield                            5.00%       7.00%       7.00%       7.00%
Global Bonds                          5.00%       7.00%      10.00%      12.00%
Inflation-Protected
  Securities                          0.00%       0.00%       4.00%       9.00%
Short Duration Bonds                  0.00%       0.00%       0.00%       0.00%
                          Retirement Date             Years After Retirement
                          ---------------             ----------------------
                            0            5          10         15          20
                          ------     ------------------------------------------
US Diversified Value       8.50%       6.45%       5.25%      4.00%       4.00%
US Large Cap Growth        8.50%       6.45%       5.25%      4.00%       4.00%
US SMID Value              2.00%       1.50%       1.00%      0.75%       0.75%
US SMID Growth             2.00%       1.50%       1.00%      0.75%       0.75%
International Value        8.50%       7.00%       4.00%      3.00%       3.00%
International Growth       7.00%       5.30%       4.00%      3.00%       3.00%
Multi-Asset Real Return   10.00%       8.50%       7.00%      7.00%       7.00%
Volatility Management     20.00%      20.00%      17.50%     12.50%      12.50%
High Yield                 7.00%       5.00%       2.50%      0.00%       0.00%
Global Bonds              14.00%      16.00%      19.50%     22.50%      22.50%
Inflation-Protected
  Securities              14.00%      15.00%      15.00%     15.00%      15.00%
Short Duration Bonds       0.00%       9.00%      18.00%     27.50%      27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

..  MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

..  INTEREST RATE RISK: Changes in interest rates will affect the value of the
   Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings
   ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

..  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

..  ALLOCATION RISK: The allocation of investments among the Underlying
   Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

..  INFLATION RISK: This is the risk that the value of assets or income from the
   Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

..  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers.
   These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
   This risk is greater when the Strategy has a higher asset allocation of
   Underlying Portfolios that invest in non-U.S. issuers.

..  EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

..  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

..  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

..  FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

..  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

..  LEVERAGE RISK: Borrowing money or other leverage may make an Underlying
   Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An
   Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

..  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the
   Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

..  how the Strategy's performance changed from year to year over the life of the Strategy; and

..  how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at
www.AllianceBernstein.com (click on "Individuals--U.S." then "Products &
Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 9.66%.

                                     [CHART]

                              Calendar Year End (%)

  02      03      04      05      06      07       08      09      10      11
------  ------  ------  ------  ------  ------   ------  ------  ------  ------
  n/a     n/a     n/a     n/a   17.64%   5.52%  -40.98%  32.70%  12.79%  -6.43%

During the period shown in the bar chart, the Strategy's:

BEST QUARTER WAS UP 18.78%, 3RD QUARTER, 2009; AND WORST QUARTER WAS
DOWN -22.32%, 4TH QUARTER, 2008.

                                                                             37

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2011)

                                                                                                  SINCE
                                                                                1 YEAR  5 YEAR INCEPTION(a)
-----------------------------------------------------------------------------------------------------------
Class A(b)     Return Before Taxes                                              -10.36% -3.54%    0.52%
               ---------------------------------------------------------------- ------- ------ ------------
               Return After Taxes on Distributions                              -10.60% -4.04%    0.03%
               ---------------------------------------------------------------- ------- ------ ------------
               Return After Taxes on Distributions and Sale of Strategy Shares   -6.43% -3.11%    0.30%
-----------------------------------------------------------------------------------------------------------
Class B        Return Before Taxes                                              -10.77% -3.38%    0.47%
-----------------------------------------------------------------------------------------------------------
Class C        Return Before Taxes                                               -7.97% -3.38%    0.48%
-----------------------------------------------------------------------------------------------------------
Advisor Class  Return Before Taxes                                               -6.16% -2.40%    1.50%
-----------------------------------------------------------------------------------------------------------
Class R                                                                          -6.67% -2.90%    1.02%
-----------------------------------------------------------------------------------------------------------
Class K                                                                          -6.40% -2.65%    1.25%
-----------------------------------------------------------------------------------------------------------
Class I                                                                          -6.14% -2.39%    1.50%
-----------------------------------------------------------------------------------------------------------
S&P 500 Stock Index
(reflects no deduction for fees, taxes or expenses)                              16.13%  1.34%    4.24%
-----------------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index
(reflects no deduction for fees, taxes or expenses)                               5.51%  6.04%    5.59%
-----------------------------------------------------------------------------------------------------------
Composite Benchmark(c)                                                           12.92%  0.23%    4.35%
-----------------------------------------------------------------------------------------------------------

(a)Inception date is 9/1/05 for Class A, Class B, Class C, Class R, Class K,
   Class I and Advisor Class shares.

(b)After-tax returns:

   -Are shown for Class A shares only and will vary for Class B, Class C and
    Advisor Class shares because these Classes have different expense ratios;

   -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
    actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

   -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(c)The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan
   Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE)
   Index; for intermediate bonds, Barclays Capital U.S. Aggregate Bond Index;
   for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for
   Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for
   high-yield bonds, Custom High Yield Composite Index. The Composite Benchmark
   reflects no deductions for fees, expenses or taxes.

INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Strategy.

PORTFOLIO MANAGERS
The following table lists the persons responsible for day-to-day management of the Strategy's portfolio:

EMPLOYEE                 LENGTH OF SERVICE  TITLE
---------------------------------------------------------------------------------
Dokyoung Lee                Since 2008      Senior Vice President of the Adviser

Seth J. Masters             Since 2005      Senior Vice President of the Adviser

Christopher H. Nikolich     Since 2005      Senior Vice President of the Adviser

Patrick J. Rudden           Since 2009      Senior Vice President of the Adviser

ADDITIONAL INFORMATION
For important information about the purchase and sale of Strategy shares, tax information and financial intermediary compensation, please turn to ADDITIONAL
INFORMATION ABOUT PURCHASE AND SALE OF STRATEGY SHARES, TAXES AND FINANCIAL
INTERMEDIARIES, page 64 of this Prospectus.

ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.

FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least
$100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page
72 of this Prospectus and in Purchase of Shares--Sales Charge Reduction
Programs for Class A Shares on page 109 of the Strategy's SAI.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                         CLASS B SHARES                               CLASS
                                                            CLASS A  (NOT CURRENTLY OFFERED CLASS C   ADVISOR CLASS R, K AND I
                                                            SHARES     TO NEW INVESTORS)    SHARES       SHARES       SHARES
------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                          4.25%           None            None         None         None
------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price or redemption proceeds,
whichever is lower)                                          None(a)         4.00%(b)        1.00%(c)     None         None
------------------------------------------------------------------------------------------------------------------------------
Exchange Fee                                                 None            None            None         None         None

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

                                                             CLASS A CLASS B CLASS C ADVISOR CLASS CLASS R CLASS K CLASS I
--------------------------------------------------------------------------------------------------------------------------
Management Fees                                                .65%    .65%    .65%       .65%       .65%    .65%    .65%
Distribution and/or Service (12b-1) Fees                       .30%   1.00%   1.00%       None       .50%    .25%    None
Other Expenses
 Transfer Agent                                                .24%    .28%    .29%       .24%       .25%    .18%    .07%
 Other Expenses                                                .18%    .19%    .19%       .19%       .19%    .18%    .19%
                                                             ------  ------  ------     ------     ------  ------  ------
Total Other Expenses                                           .42%    .47%    .48%       .43%       .44%    .36%    .26%
                                                             ======  ======  ======     ======     ======  ======  ======
Acquired Fund Fees and Expenses (Underlying Portfolios)        .04%    .04%    .04%       .04%       .04%    .04%    .04%
                                                             ------  ------  ------     ------     ------  ------  ------
Total Annual Strategy Operating Expenses                      1.41%   2.16%   2.17%      1.12%      1.63%   1.30%    .95%
                                                             ======  ======  ======     ======     ======  ======  ======
Fee Waiver and/or Expense Reimbursement(d)                   (.35)%  (.40)%  (.41)%     (.36)%     (.37)%  (.29)%  (.19)%
                                                             ------  ------  ------     ------     ------  ------  ------
Total Annual Strategy Operating Expenses After Fee Waiver
 and/or Expense Reimbursement                                 1.06%   1.76%   1.76%       .76%      1.26%   1.01%    .76%
                                                             ======  ======  ======     ======     ======  ======  ======

--------------------------------------------------------------------------------------------------------------------------

(a)Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.

(b)Class B shares automatically convert to Class A shares after eight years.
   The CDSC decreases over time. For Class B shares the CDSC decreases 1.00%
   annually to 0% after the fourth year.

(c)For Class C shares the CDSC is 0% after the first year.

(d)The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2013 and will be automatically extended for one-year terms thereafter unless terminated by the Adviser upon 60 days' notice to the Strategy prior to that date.

                                                                             39

EXAMPLES
The Examples are intended to help you compare the cost of investing in the
Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                CLASS A CLASS B CLASS C ADVISOR CLASS CLASS R CLASS K CLASS I
-----------------------------------------------------------------------------
After 1 Year    $  528  $  579  $  279     $   78     $  128  $  103  $   78
After 3 Years   $  819  $  838  $  640     $  320     $  478  $  383  $  284
After 5 Years   $1,131  $1,123  $1,127     $  582     $  852  $  685  $  507
After 10 Years  $2,015  $2,270  $2,471     $1,331     $1,902  $1,542  $1,149
-----------------------------------------------------------------------------

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:

                CLASS B CLASS C
-------------------------------
After 1 Year    $  179  $  179
After 3 Years   $  638  $  640
After 5 Years   $1,123  $1,127
After 10 Years  $2,270  $2,471
-------------------------------

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account.
These transaction costs, which are not reflected in the Annual Strategy
Operating Expenses or in the Examples, affect the Strategy's performance.
During the most recent fiscal year, the Strategy's portfolio turnover rate
(which reflects only purchases and sales of the Underlying Portfolios) was 24%
of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The
AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date
(the "target year") at which time the asset allocation mix will become static.
This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the
Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management
Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this
Underlying Portfolio will invest predominantly in equity securities. If the
Adviser determines that the equity markets pose disproportionate risks, the
Adviser will reduce (or eliminate) this Underlying Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%.
Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

                                    [CHART]

                                                  Years Before Retirement
                                                  -----------------------
                             45         40          35          30         25
                          ------------------------------------------------------
US Diversified Value        20.50%    20.50%      20.50%      19.50%     18.25%
US Large Cap Growth         20.50%    20.50%      20.50%      19.50%     18.25%
US SMID Value                6.50%     6.50%       6.50%       6.00%      5.75%
US SMID Growth               6.50%     6.50%       6.50%       6.00%      5.75%
International Value         18.00%    18.00%      18.00%      17.00%     16.00%
International Growth        18.00%    18.00%      18.00%      17.00%     16.00%
Multi-Asset Real Return      5.00%     5.00%       5.00%       5.00%      5.00%
Volatility Management        0.00%     0.00%       0.00%       5.00%     10.00%
High Yield                   0.00%     0.00%       0.00%       0.00%      0.00%
Global Bonds                 5.00%     5.00%       5.00%       5.00%      5.00%
Inflation-Protected
  Securities                 0.00%     0.00%       0.00%       0.00%      0.00%
Short Duration Bonds         0.00%     0.00%       0.00%       0.00%      0.00%
                                                  Years Before Retirement
                                                  ----------------------
                                        20          15          10          5
                                     ------------------------------------------
US Diversified Value                 16.25%      13.75%      11.25%       9.75%
US Large Cap Growth                  16.25%      13.75%      11.25%       9.75%
US SMID Value                         5.00%       4.25%       3.50%       2.75%
US SMID Growth                        5.00%       4.25%       3.50%       2.75%
International Value                  14.00%      12.00%       9.75%       8.50%
International Growth                 14.00%      12.00%       9.75%       8.50%
Multi-Asset Real Return               7.00%       8.50%      10.00%      10.00%
Volatility Management                12.50%      17.50%      20.00%      20.00%
High Yield                            5.00%       7.00%       7.00%       7.00%
Global Bonds                          5.00%       7.00%      10.00%      12.00%
Inflation-Protected
  Securities                          0.00%       0.00%       4.00%       9.00%
Short Duration Bonds                  0.00%       0.00%       0.00%       0.00%
                          Retirement Date             Years After Retirement
                          ---------------             ----------------------
                            0            5          10         15          20
                          ------     ------------------------------------------
US Diversified Value       8.50%       6.45%       5.25%      4.00%       4.00%
US Large Cap Growth        8.50%       6.45%       5.25%      4.00%       4.00%
US SMID Value              2.00%       1.50%       1.00%      0.75%       0.75%
US SMID Growth             2.00%       1.50%       1.00%      0.75%       0.75%
International Value        8.50%       7.00%       4.00%      3.00%       3.00%
International Growth       7.00%       5.30%       4.00%      3.00%       3.00%
Multi-Asset Real Return   10.00%       8.50%       7.00%      7.00%       7.00%
Volatility Management     20.00%      20.00%      17.50%     12.50%      12.50%
High Yield                 7.00%       5.00%       2.50%      0.00%       0.00%
Global Bonds              14.00%      16.00%      19.50%     22.50%      22.50%
Inflation-Protected
  Securities              14.00%      15.00%      15.00%     15.00%      15.00%
Short Duration Bonds       0.00%       9.00%      18.00%     27.50%      27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

..  MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

..  INTEREST RATE RISK: Changes in interest rates will affect the value of the
   Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings
   ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

..  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

..  ALLOCATION RISK: The allocation of investments among the Underlying
   Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

..  INFLATION RISK: This is the risk that the value of assets or income from the
   Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

..  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers.
   These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
   This risk is greater when the Strategy has a higher asset allocation of
   Underlying Portfolios that invest in non-U.S. issuers.

..  EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

..  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

                                                                             41

..  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

..  FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

..  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

..  LEVERAGE RISK: Borrowing money or other leverage may make an Underlying
   Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An
   Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

..  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the
   Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

..  how the Strategy's performance changed from year to year over the life of the Strategy; and

..  how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at
www.AllianceBernstein.com (click on "Individuals--U.S." then "Products &
Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 5.34%.

                                     [CHART]

                              Calendar Year End (%)

  02      03      04      05      06      07      08      09       10      11
------  ------  ------  ------  ------  ------  ------  ------   ------  ------
  n/a     n/a     n/a     n/a   17.25%   5.71%  -41.49%  31.52%  12.69%  -7.33%

During the period shown in the bar chart, the Strategy's:

BEST QUARTER WAS UP 18.59%, 3RD QUARTER, 2009; AND WORST QUARTER WAS
DOWN -22.48%, 4TH QUARTER, 2008.

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2011)

                                                                                                  SINCE
                                                                                1 YEAR  5 YEAR INCEPTION(a)
-----------------------------------------------------------------------------------------------------------
Class A(b)     Return Before Taxes                                              -11.23% -4.04%     0.15%
               ---------------------------------------------------------------- ------- ------ ------------
               Return After Taxes on Distributions                              -11.42% -4.46%    -0.27%
               ---------------------------------------------------------------- ------- ------ ------------
               Return After Taxes on Distributions and Sale of Strategy Shares   -7.05% -3.48%     0.03%
-----------------------------------------------------------------------------------------------------------
Class B        Return Before Taxes                                              -11.51% -3.88%     0.14%
-----------------------------------------------------------------------------------------------------------
Class C        Return Before Taxes                                               -8.93% -3.89%     0.13%
-----------------------------------------------------------------------------------------------------------
Advisor Class  Return Before Taxes                                               -7.02% -2.91%     1.13%
-----------------------------------------------------------------------------------------------------------
Class R                                                                          -7.39% -3.40%     0.62%
-----------------------------------------------------------------------------------------------------------
Class K                                                                          -7.19% -3.15%     0.89%
-----------------------------------------------------------------------------------------------------------
Class I                                                                          -7.02% -2.91%     1.14%
-----------------------------------------------------------------------------------------------------------
S&P 500 Stock Index
(reflects no deduction for fees, taxes or expenses)                              16.13%  1.34%     4.24%
-----------------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index
(reflects no deduction for fees, taxes or expenses)                               5.51%  6.04%     5.59%
-----------------------------------------------------------------------------------------------------------
Composite Benchmark(c)                                                           13.21% -0.10%     4.15%
-----------------------------------------------------------------------------------------------------------

(a)Inception date is 9/1/05 for Class A, Class B, Class C, Class R, Class K,
   Class I and Advisor Class shares.

(b)After-tax returns:

   -Are shown for Class A shares only and will vary for Class B, Class C and
    Advisor Class shares because these Classes have different expense ratios;

   -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
    actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

   -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(c)The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan
   Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE)
   Index; for intermediate bonds, Barclays Capital U.S. Aggregate Bond Index;
   for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for
   Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for
   high-yield bonds, Custom High Yield Composite Index. The Composite Benchmark
   reflects no deductions for fees, expenses or taxes.

INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Strategy.

PORTFOLIO MANAGERS
The following table lists the persons responsible for day-to-day management of the Strategy's portfolio:

EMPLOYEE                 LENGTH OF SERVICE  TITLE
---------------------------------------------------------------------------------
Dokyoung Lee                Since 2008      Senior Vice President of the Adviser

Seth J. Masters             Since 2005      Senior Vice President of the Adviser

Christopher H. Nikolich     Since 2005      Senior Vice President of the Adviser

Patrick J. Rudden           Since 2009      Senior Vice President of the Adviser

ADDITIONAL INFORMATION
For important information about the purchase and sale of Strategy shares, tax information and financial intermediary compensation, please turn to ADDITIONAL
INFORMATION ABOUT PURCHASE AND SALE OF STRATEGY SHARES, TAXES AND FINANCIAL
INTERMEDIARIES, page 64 of this Prospectus.

                                                                             43

ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.

FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least
$100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page
72 of this Prospectus and in Purchase of Shares--Sales Charge Reduction
Programs for Class A Shares on page 109 of the Strategy's SAI.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                          CLASS B SHARES                               CLASS
                                                             CLASS A  (NOT CURRENTLY OFFERED CLASS C   ADVISOR CLASS R, K AND I
                                                             SHARES     TO NEW INVESTORS)    SHARES       SHARES       SHARES
-------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                           4.25%           None            None         None         None
-------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price or redemption proceeds,
whichever is lower)                                           None(a)         4.00%(b)        1.00%(c)     None         None
-------------------------------------------------------------------------------------------------------------------------------
Exchange Fee                                                  None            None            None         None         None

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

                                                             CLASS A CLASS B CLASS C ADVISOR CLASS CLASS R CLASS K CLASS I
--------------------------------------------------------------------------------------------------------------------------
Management Fees                                                .65%    .65%    .65%       .65%       .65%    .65%    .65%
Distribution and/or Service (12b-1) Fees                       .30%   1.00%   1.00%       None       .50%    .25%    None
Other Expenses
 Transfer Agent                                                .31%    .37%    .40%       .31%       .25%    .17%    .07%
 Other Expenses                                                .21%    .21%    .21%       .21%       .21%    .21%    .21%
                                                             ------  ------  ------     ------     ------  ------  ------
Total Other Expenses                                           .52%    .58%    .61%       .52%       .46%    .38%    .28%
                                                             ======  ======  ======     ======     ======  ======  ======
Acquired Fund Fees and Expenses (Underlying Portfolios)        .03%    .03%    .03%       .03%       .03%    .03%    .03%
                                                             ------  ------  ------     ------     ------  ------  ------
Total Annual Strategy Operating Expenses                      1.50%   2.26%   2.29%      1.20%      1.64%   1.31%    .96%
                                                             ======  ======  ======     ======     ======  ======  ======
Fee Waiver and/or Expense Reimbursement(d)                   (.44)%  (.50)%  (.53)%     (.44)%     (.38)%  (.30)%  (.20)%
                                                             ------  ------  ------     ------     ------  ------  ------
Total Annual Strategy Operating Expenses After Fee Waiver
 and/or Expense Reimbursement                                 1.06%   1.76%   1.76%       .76%      1.26%   1.01%    .76%
                                                             ======  ======  ======     ======     ======  ======  ======
--------------------------------------------------------------------------------------------------------------------------

(a)Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.

(b)Class B shares automatically convert to Class A shares after eight years.
   The CDSC decreases over time. For Class B shares the CDSC decreases 1.00%
   annually to 0% after the fourth year.

(c)For Class C shares the CDSC is 0% after the first year.

(d)The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2013 and will be automatically extended for one-year terms thereafter unless terminated by the Adviser upon 60 days' notice to the Strategy prior to that date.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the
Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                CLASS A CLASS B CLASS C ADVISOR CLASS CLASS R CLASS K CLASS I
-----------------------------------------------------------------------------
After 1 Year    $  528  $  579  $  279     $   78     $  128  $  103  $   78
After 3 Years   $  838  $  858  $  665     $  337     $  480  $  386  $  286
After 5 Years   $1,169  $1,165  $1,177     $  617     $  856  $  689  $  511
After 10 Years  $2,103  $2,364  $2,585     $1,416     $1,912  $1,553  $1,160
-----------------------------------------------------------------------------

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:

                CLASS B CLASS C
-------------------------------
After 1 Year    $  179  $  179
After 3 Years   $  658  $  665
After 5 Years   $1,165  $1,177
After 10 Years  $2,364  $2,585
-------------------------------

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account.
These transaction costs, which are not reflected in the Annual Strategy
Operating Expenses or in the Examples, affect the Strategy's performance.
During the most recent fiscal year, the Strategy's portfolio turnover rate
(which reflects only purchases and sales of the Underlying Portfolios) was 25%
of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The
AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date
(the "target year") at which time the asset allocation mix will become static.
This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the
Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management
Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this
Underlying Portfolio will invest predominantly in equity securities. If the
Adviser determines that the equity markets pose disproportionate risks, the
Adviser will reduce (or eliminate) this Underlying Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%.
Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

                                                                             45

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

                                    [CHART]

                                                  Years Before Retirement
                                                  -----------------------
                             45         40          35          30         25
                          ------------------------------------------------------
US Diversified Value        20.50%    20.50%      20.50%      19.50%     18.25%
US Large Cap Growth         20.50%    20.50%      20.50%      19.50%     18.25%
US SMID Value                6.50%     6.50%       6.50%       6.00%      5.75%
US SMID Growth               6.50%     6.50%       6.50%       6.00%      5.75%
International Value         18.00%    18.00%      18.00%      17.00%     16.00%
International Growth        18.00%    18.00%      18.00%      17.00%     16.00%
Multi-Asset Real Return      5.00%     5.00%       5.00%       5.00%      5.00%
Volatility Management        0.00%     0.00%       0.00%       5.00%     10.00%
High Yield                   0.00%     0.00%       0.00%       0.00%      0.00%
Global Bonds                 5.00%     5.00%       5.00%       5.00%      5.00%
Inflation-Protected
  Securities                 0.00%     0.00%       0.00%       0.00%      0.00%
Short Duration Bonds         0.00%     0.00%       0.00%       0.00%      0.00%
                                                  Years Before Retirement
                                                  ----------------------
                                        20          15          10          5
                                     ------------------------------------------
US Diversified Value                 16.25%      13.75%      11.25%       9.75%
US Large Cap Growth                  16.25%      13.75%      11.25%       9.75%
US SMID Value                         5.00%       4.25%       3.50%       2.75%
US SMID Growth                        5.00%       4.25%       3.50%       2.75%
International Value                  14.00%      12.00%       9.75%       8.50%
International Growth                 14.00%      12.00%       9.75%       8.50%
Multi-Asset Real Return               7.00%       8.50%      10.00%      10.00%
Volatility Management                12.50%      17.50%      20.00%      20.00%
High Yield                            5.00%       7.00%       7.00%       7.00%
Global Bonds                          5.00%       7.00%      10.00%      12.00%
Inflation-Protected
  Securities                          0.00%       0.00%       4.00%       9.00%
Short Duration Bonds                  0.00%       0.00%       0.00%       0.00%
                          Retirement Date             Years After Retirement
                          ---------------             ----------------------
                            0            5          10         15          20
                          ------     ------------------------------------------
US Diversified Value       8.50%       6.45%       5.25%      4.00%       4.00%
US Large Cap Growth        8.50%       6.45%       5.25%      4.00%       4.00%
US SMID Value              2.00%       1.50%       1.00%      0.75%       0.75%
US SMID Growth             2.00%       1.50%       1.00%      0.75%       0.75%
International Value        8.50%       7.00%       4.00%      3.00%       3.00%
International Growth       7.00%       5.30%       4.00%      3.00%       3.00%
Multi-Asset Real Return   10.00%       8.50%       7.00%      7.00%       7.00%
Volatility Management     20.00%      20.00%      17.50%     12.50%      12.50%
High Yield                 7.00%       5.00%       2.50%      0.00%       0.00%
Global Bonds              14.00%      16.00%      19.50%     22.50%      22.50%
Inflation-Protected
  Securities              14.00%      15.00%      15.00%     15.00%      15.00%
Short Duration Bonds       0.00%       9.00%      18.00%     27.50%      27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

..  MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

..  INTEREST RATE RISK: Changes in interest rates will affect the value of the
   Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings
   ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

..  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

..  ALLOCATION RISK: The allocation of investments among the Underlying
   Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

..  INFLATION RISK: This is the risk that the value of assets or income from the
   Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

..  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers.
   These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
   This risk is greater when the Strategy has a higher asset allocation of
   Underlying Portfolios that invest in non-U.S. issuers.

..  EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

..  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

..  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

..  FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

..  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

..  LEVERAGE RISK: Borrowing money or other leverage may make an Underlying
   Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An
   Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

..  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the
   Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

..  how the Strategy's performance changed from year to year over the life of the Strategy; and

..  how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at
www.AllianceBernstein.com (click on "Individuals--U.S." then "Products &
Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 10.31%.

                                     [CHART]

                              Calendar Year End (%)

  02      03      04      05      06      07      08       09      10      11
------  ------  ------  ------  ------  ------  ------   ------  ------  ------
  n/a     n/a     n/a     n/a   17.78%   5.61%  -41.35%  31.55%  12.56%  -7.71%

During the period shown in the bar chart, the Strategy's:

BEST QUARTER WAS UP 18.62%, 3RD QUARTER, 2009; AND WORST QUARTER WAS
DOWN -22.39%, 4TH QUARTER, 2008.

                                                                             47

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2011)

                                                                                                  SINCE
                                                                                1 YEAR  5 YEAR INCEPTION(a)
-----------------------------------------------------------------------------------------------------------
Class A(b)     Return Before Taxes                                              -11.60% -4.12%     0.27%
               ---------------------------------------------------------------- ------- ------ ------------
               Return After Taxes on Distributions                              -11.79% -4.50%    -0.12%
               ---------------------------------------------------------------- ------- ------ ------------
               Return After Taxes on Distributions and Sale of Strategy Shares   -7.31% -3.54%     0.13%
-----------------------------------------------------------------------------------------------------------
Class B        Return Before Taxes                                              -12.06% -3.95%     0.25%
-----------------------------------------------------------------------------------------------------------
Class C        Return Before Taxes                                               -9.20% -3.94%     0.26%
-----------------------------------------------------------------------------------------------------------
Advisor Class  Return Before Taxes                                               -7.39% -2.98%     1.25%
-----------------------------------------------------------------------------------------------------------
Class R        Return Before Taxes                                               -7.91% -3.47%     0.76%
-----------------------------------------------------------------------------------------------------------
Class K        Return Before Taxes                                               -7.69% -3.21%     1.02%
-----------------------------------------------------------------------------------------------------------
Class I        Return Before Taxes                                               -7.42% -2.99%     1.26%
-----------------------------------------------------------------------------------------------------------
S&P 500 Stock Index
(reflects no deduction for fees, taxes or expenses)                              16.13%  1.34%     4.24%
-----------------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index
(reflects no deduction for fees, taxes or expenses)                               5.51%  6.04%     5.59%
-----------------------------------------------------------------------------------------------------------
Composite Benchmark(c)                                                           13.30% -0.12%     4.14%
-----------------------------------------------------------------------------------------------------------

(a)Inception date is 9/1/05 for Class A, Class B, Class C, Class R, Class K,
   Class I and Advisor Class shares.

(b)After-tax returns:

   -Are shown for Class A shares only and will vary for Class B, Class C and
    Advisor Class shares because these Classes have different expense ratios;

   -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
    actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

   -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(c)The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan
   Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE)
   Index; for intermediate bonds, Barclays Capital U.S. Aggregate Bond Index;
   for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for
   Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for
   high-yield bonds, Custom High Yield Composite Index. The Composite Benchmark
   reflects no deductions for fees, expenses or taxes.

INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Strategy.

PORTFOLIO MANAGERS
The following table lists the persons responsible for day-to-day management of the Strategy's portfolio:

EMPLOYEE                 LENGTH OF SERVICE  TITLE
---------------------------------------------------------------------------------
Dokyoung Lee                Since 2008      Senior Vice President of the Adviser

Seth J. Masters             Since 2005      Senior Vice President of the Adviser

Christopher H. Nikolich     Since 2005      Senior Vice President of the Adviser

Patrick J. Rudden           Since 2009      Senior Vice President of the Adviser

ADDITIONAL INFORMATION
For important information about the purchase and sale of Strategy shares, tax information and financial intermediary compensation, please turn to ADDITIONAL
INFORMATION ABOUT PURCHASE AND SALE OF STRATEGY SHARES, TAXES AND FINANCIAL
INTERMEDIARIES, page 64 of this Prospectus.

ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.

FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least
$100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page
72 of this Prospectus and in Purchase of Shares--Sales Charge Reduction
Programs for Class A Shares on page 109 of the Strategy's SAI.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                          CLASS B SHARES                               CLASS
                                                             CLASS A  (NOT CURRENTLY OFFERED CLASS C   ADVISOR CLASS R, K AND I
                                                             SHARES     TO NEW INVESTORS)    SHARES       SHARES       SHARES
-------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                           4.25%           None            None         None         None
-------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price or redemption proceeds,
whichever is lower)                                           None(a)         4.00%(b)        1.00%(c)     None         None
-------------------------------------------------------------------------------------------------------------------------------
Exchange Fee                                                  None            None            None         None         None

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

                                                             CLASS A CLASS B CLASS C ADVISOR CLASS CLASS R CLASS K CLASS I
--------------------------------------------------------------------------------------------------------------------------
Management Fees                                                .65%    .65%    .65%       .65%       .65%    .65%    .65%
Distribution and/or Service (12b-1) Fees                       .30%   1.00%   1.00%       None       .50%    .25%    None
Other Expenses
 Transfer Agent                                                .28%    .38%    .36%       .29%       .24%    .16%    .06%
 Other Expenses                                                .30%    .30%    .30%       .30%       .30%    .30%    .30%
                                                             ------  ------  ------     ------     ------  ------  ------
Total Other Expenses                                           .58%    .68%    .66%       .59%       .54%    .46%    .36%
                                                             ======  ======  ======     ======     ======  ======  ======
Acquired Fund Fees and Expenses (Underlying Portfolios)        .03%    .03%    .03%       .03%       .03%    .03%    .03%
                                                             ------  ------  ------     ------     ------  ------  ------
Total Annual Strategy Operating Expenses                      1.56%   2.36%   2.34%      1.27%      1.72%   1.39%   1.04%
                                                             ======  ======  ======     ======     ======  ======  ======
Fee Waiver and/or Expense Reimbursement(d)                   (.50)%  (.60)%  (.58)%     (.51)%     (.46)%  (.38)%  (.28)%
                                                             ------  ------  ------     ------     ------  ------  ------
Total Annual Strategy Operating Expenses After Fee Waiver
 and/or Expense Reimbursement                                 1.06%   1.76%   1.76%       .76%      1.26%   1.01%    .76%
                                                             ======  ======  ======     ======     ======  ======  ======
--------------------------------------------------------------------------------------------------------------------------

(a)Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.

(b)Class B shares automatically convert to Class A shares after eight years.
   The CDSC decreases over time. For Class B shares the CDSC decreases 1.00%
   annually to 0% after the fourth year.

(c)For Class C shares the CDSC is 0% after the first year.

(d)The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2013 and will be automatically extended for one-year terms thereafter unless terminated by the Adviser upon 60 days' notice to the Strategy prior to that date.

                                                                             49

EXAMPLES
The Examples are intended to help you compare the cost of investing in the
Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                CLASS A CLASS B CLASS C ADVISOR CLASS CLASS R CLASS K CLASS I
-----------------------------------------------------------------------------
After 1 Year    $  528  $  579  $  279     $   78     $  128  $  103  $   78
After 3 Years   $  850  $  879  $  675     $  352     $  497  $  403  $  303
After 5 Years   $1,194  $1,206  $1,198     $  648     $  890  $  724  $  547
After 10 Years  $2,162  $2,450  $2,632     $1,489     $1,992  $1,636  $1,246
-----------------------------------------------------------------------------

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:

                CLASS B CLASS C
-------------------------------
After 1 Year    $  179  $  179
After 3 Years   $  679  $  675
After 5 Years   $1,206  $1,198
After 10 Years  $2,450  $2,632
-------------------------------

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account.
These transaction costs, which are not reflected in the Annual Strategy
Operating Expenses or in the Examples, affect the Strategy's performance.
During the most recent fiscal year, the Strategy's portfolio turnover rate
(which reflects only purchases and sales of the Underlying Portfolios) was 29%
of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The
AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date
(the "target year") at which time the asset allocation mix will become static.
This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the
Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management
Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this
Underlying Portfolio will invest predominantly in equity securities. If the
Adviser determines that the equity markets pose disproportionate risks, the
Adviser will reduce (or eliminate) this Underlying Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%.
Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

                                    [CHART]

                                                  Years Before Retirement
                                                  -----------------------
                             45         40          35          30         25
                          ------------------------------------------------------
US Diversified Value        20.50%    20.50%      20.50%      19.50%     18.25%
US Large Cap Growth         20.50%    20.50%      20.50%      19.50%     18.25%
US SMID Value                6.50%     6.50%       6.50%       6.00%      5.75%
US SMID Growth               6.50%     6.50%       6.50%       6.00%      5.75%
International Value         18.00%    18.00%      18.00%      17.00%     16.00%
International Growth        18.00%    18.00%      18.00%      17.00%     16.00%
Multi-Asset Real Return      5.00%     5.00%       5.00%       5.00%      5.00%
Volatility Management        0.00%     0.00%       0.00%       5.00%     10.00%
High Yield                   0.00%     0.00%       0.00%       0.00%      0.00%
Global Bonds                 5.00%     5.00%       5.00%       5.00%      5.00%
Inflation-Protected
  Securities                 0.00%     0.00%       0.00%       0.00%      0.00%
Short Duration Bonds         0.00%     0.00%       0.00%       0.00%      0.00%
                                                  Years Before Retirement
                                                  ----------------------
                                        20          15          10          5
                                     ------------------------------------------
US Diversified Value                 16.25%      13.75%      11.25%       9.75%
US Large Cap Growth                  16.25%      13.75%      11.25%       9.75%
US SMID Value                         5.00%       4.25%       3.50%       2.75%
US SMID Growth                        5.00%       4.25%       3.50%       2.75%
International Value                  14.00%      12.00%       9.75%       8.50%
International Growth                 14.00%      12.00%       9.75%       8.50%
Multi-Asset Real Return               7.00%       8.50%      10.00%      10.00%
Volatility Management                12.50%      17.50%      20.00%      20.00%
High Yield                            5.00%       7.00%       7.00%       7.00%
Global Bonds                          5.00%       7.00%      10.00%      12.00%
Inflation-Protected
  Securities                          0.00%       0.00%       4.00%       9.00%
Short Duration Bonds                  0.00%       0.00%       0.00%       0.00%
                          Retirement Date             Years After Retirement
                          ---------------             ----------------------
                            0            5          10         15          20
                          ------     ------------------------------------------
US Diversified Value       8.50%       6.45%       5.25%      4.00%       4.00%
US Large Cap Growth        8.50%       6.45%       5.25%      4.00%       4.00%
US SMID Value              2.00%       1.50%       1.00%      0.75%       0.75%
US SMID Growth             2.00%       1.50%       1.00%      0.75%       0.75%
International Value        8.50%       7.00%       4.00%      3.00%       3.00%
International Growth       7.00%       5.30%       4.00%      3.00%       3.00%
Multi-Asset Real Return   10.00%       8.50%       7.00%      7.00%       7.00%
Volatility Management     20.00%      20.00%      17.50%     12.50%      12.50%
High Yield                 7.00%       5.00%       2.50%      0.00%       0.00%
Global Bonds              14.00%      16.00%      19.50%     22.50%      22.50%
Inflation-Protected
  Securities              14.00%      15.00%      15.00%     15.00%      15.00%
Short Duration Bonds       0.00%       9.00%      18.00%     27.50%      27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

..  MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

..  INTEREST RATE RISK: Changes in interest rates will affect the value of the
   Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings
   ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

..  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

..  ALLOCATION RISK: The allocation of investments among the Underlying
   Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

..  INFLATION RISK: This is the risk that the value of assets or income from the
   Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

..  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers.
   These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
   This risk is greater when the Strategy has a higher asset allocation of
   Underlying Portfolios that invest in non-U.S. issuers.

..  EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

..  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

..  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

                                                                             51

..  FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

..  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

..  LEVERAGE RISK: Borrowing money or other leverage may make an Underlying
   Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An
   Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

..  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the
   Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

..  how the Strategy's performance changed from year to year over the life of the Strategy; and

..  how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at
www.AllianceBernstein.com (click on "Individuals--U.S." then "Products &
Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 10.89%.

                                     [CHART]

                              Calendar Year End (%)

  02      03      04      05      06      07       08      09      10      11
------  ------  ------  ------  ------  ------   ------  ------  ------  ------
  n/a     n/a     n/a     n/a   17.66%   5.72%  -41.53%  31.34%  12.35%  -8.07%

During the period shown in the bar chart, the Strategy's:

BEST QUARTER WAS UP 18.57%, 3RD QUARTER, 2009; AND WORST QUARTER WAS
DOWN -22.49%, 4TH QUARTER, 2008.

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2011)

                                                                                                  SINCE
                                                                                1 YEAR  5 YEAR INCEPTION(a)
-----------------------------------------------------------------------------------------------------------
Class A(b)     Return Before Taxes                                              -12.01% -4.30%     0.06%
               ---------------------------------------------------------------- ------- ------ ------------
               Return After Taxes on Distributions                              -12.20% -4.72%    -0.34%
               ---------------------------------------------------------------- ------- ------ ------------
               Return After Taxes on Distributions and Sale of Strategy Shares   -7.57% -3.68%    -0.02%
-----------------------------------------------------------------------------------------------------------
Class B        Return Before Taxes                                              -12.28% -4.13%     0.04%
-----------------------------------------------------------------------------------------------------------
Class C        Return Before Taxes                                               -9.62% -4.12%     0.03%
-----------------------------------------------------------------------------------------------------------
Advisor Class  Return Before Taxes                                               -7.82% -3.17%     1.03%
-----------------------------------------------------------------------------------------------------------
Class R                                                                          -8.25% -3.65%     0.53%
-----------------------------------------------------------------------------------------------------------
Class K                                                                          -7.98% -3.40%     0.79%
-----------------------------------------------------------------------------------------------------------
Class I                                                                          -7.77% -3.18%     1.02%
-----------------------------------------------------------------------------------------------------------
S&P 500 Stock Index
(reflects no deduction for fees, taxes or expenses)                              16.13%  1.34%     4.24%
-----------------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index
(reflects no deduction for fees, taxes or expenses)                               5.51%  6.04%     5.59%
-----------------------------------------------------------------------------------------------------------
Composite Benchmark(c)                                                           13.29% -0.17%     4.11%
-----------------------------------------------------------------------------------------------------------

(a)Inception date is 9/1/05 for Class A, Class B, Class C, Class R, Class K,
   Class I and Advisor Class shares.

(b)After-tax returns:

   -Are shown for Class A shares only and will vary for Class B, Class C and
    Advisor Class shares because these Classes have different expense ratios;

   -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
    actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

   -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(c)The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan
   Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE)
   Index; for intermediate bonds, Barclays Capital U.S. Aggregate Bond Index;
   for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for
   Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for
   high-yield bonds, Custom High Yield Composite Index. The Composite Benchmark
   reflects no deductions for fees, expenses or taxes.

INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Strategy.

PORTFOLIO MANAGERS
The following table lists the persons responsible for day-to-day management of the Strategy's portfolio:

EMPLOYEE                 LENGTH OF SERVICE  TITLE
---------------------------------------------------------------------------------
Dokyoung Lee                Since 2008      Senior Vice President of the Adviser

Seth J. Masters             Since 2005      Senior Vice President of the Adviser

Christopher H. Nikolich     Since 2005      Senior Vice President of the Adviser

Patrick J. Rudden           Since 2009      Senior Vice President of the Adviser

ADDITIONAL INFORMATION
For important information about the purchase and sale of Strategy shares, tax information and financial intermediary compensation, please turn to ADDITIONAL
INFORMATION ABOUT PURCHASE AND SALE OF STRATEGY SHARES, TAXES AND FINANCIAL
INTERMEDIARIES, page 64 of this Prospectus.

                                                                             53

ALLIANCEBERNSTEIN 2050 RETIREMENT STRATEGY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.

FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least
$100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page
72 of this Prospectus and in Purchase of Shares--Sales Charge Reduction
Programs for Class A Shares on page 109 of the Strategy's SAI.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                          CLASS B SHARES                               CLASS
                                                             CLASS A  (NOT CURRENTLY OFFERED CLASS C   ADVISOR CLASS R, K AND I
                                                             SHARES     TO NEW INVESTORS)    SHARES       SHARES       SHARES
-------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                           4.25%           None            None         None         None
-------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price or redemption proceeds,
whichever is lower)                                           None(a)         4.00%(b)        1.00%(c)     None         None
-------------------------------------------------------------------------------------------------------------------------------
Exchange Fee                                                  None            None            None         None         None

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

                                                             CLASS A CLASS B CLASS C ADVISOR CLASS CLASS R CLASS K CLASS I
--------------------------------------------------------------------------------------------------------------------------
Management Fees                                                 .65%    .65%    .65%       .65%       .65%    .65%    .65%
Distribution and/or Service (12b-1) Fees                        .30%   1.00%   1.00%       None       .50%    .25%    None
Other Expenses
 Transfer Agent                                                 .49%    .56%    .50%       .71%       .26%    .20%    .06%
 Other Expenses                                                1.42%   1.43%   1.42%      1.36%      1.42%   1.40%   1.46%
                                                             ------- ------- -------    -------    ------- ------- -------
Total Other Expenses                                           1.91%   1.99%   1.92%      2.07%      1.68%   1.60%   1.52%
                                                             ======= ======= =======    =======    ======= ======= =======
Acquired Fund Fees and Expenses (Underlying Portfolios)         .03%    .03%    .03%       .03%       .03%    .03%    .03%
                                                             ------- ------- -------    -------    ------- ------- -------
Total Annual Strategy Operating Expenses                       2.89%   3.67%   3.60%      2.75%      2.86%   2.53%   2.20%
                                                             ======= ======= =======    =======    ======= ======= =======
Fee Waiver and/or Expense Reimbursement(d)                   (1.83)% (1.91)% (1.84)%    (1.99)%    (1.60)% (1.52)% (1.44)%
                                                             ------- ------- -------    -------    ------- ------- -------
Total Annual Strategy Operating Expenses After Fee Waiver
 and/or Expense Reimbursement                                  1.06%   1.76%   1.76%       .76%      1.26%   1.01%    .76%
                                                             ======= ======= =======    =======    ======= ======= =======
--------------------------------------------------------------------------------------------------------------------------
(a)Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.

(b)Class B shares automatically convert to Class A shares after eight years.
   The CDSC decreases over time. For Class B shares the CDSC decreases 1.00%
   annually to 0% after the fourth year.

(c)For Class C shares the CDSC is 0% after the first year.

(d)The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2013 and will be automatically extended for one-year terms thereafter unless terminated by the Adviser upon 60 days' notice to the Strategy prior to that date.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the
Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                CLASS A CLASS B CLASS C ADVISOR CLASS CLASS R CLASS K CLASS I
-----------------------------------------------------------------------------
After 1 Year    $  528  $  579  $  279     $   78     $  128  $  103  $   78
After 3 Years   $1,116  $1,147  $  933     $  664     $  735  $  642  $  549
After 5 Years   $1,728  $1,735  $1,708     $1,277     $1,367  $1,209  $1,048
After 10 Years  $3,376  $3,626  $3,742     $2,934     $3,070  $2,751  $2,421
-----------------------------------------------------------------------------

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:

                CLASS B CLASS C
-------------------------------
After 1 Year    $  179  $  179
After 3 Years   $  947  $  933
After 5 Years   $1,735  $1,708
After 10 Years  $3,626  $3,742
-------------------------------

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account.
These transaction costs, which are not reflected in the Annual Strategy
Operating Expenses or in the Examples, affect the Strategy's performance.
During the most recent fiscal year, the Strategy's portfolio turnover rate
(which reflects only purchases and sales of the Underlying Portfolios) was 57%
of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The
AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date
(the "target year") at which time the asset allocation mix will become static.
This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the
Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management
Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this
Underlying Portfolio will invest predominantly in equity securities. If the
Adviser determines that the equity markets pose disproportionate risks, the
Adviser will reduce (or eliminate) this Underlying Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%.
Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

                                                                             55

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

                                    [CHART]

                                                  Years Before Retirement
                                                  -----------------------
                             45         40          35          30         25
                          ------------------------------------------------------
US Diversified Value        20.50%    20.50%      20.50%      19.50%     18.25%
US Large Cap Growth         20.50%    20.50%      20.50%      19.50%     18.25%
US SMID Value                6.50%     6.50%       6.50%       6.00%      5.75%
US SMID Growth               6.50%     6.50%       6.50%       6.00%      5.75%
International Value         18.00%    18.00%      18.00%      17.00%     16.00%
International Growth        18.00%    18.00%      18.00%      17.00%     16.00%
Multi-Asset Real Return      5.00%     5.00%       5.00%       5.00%      5.00%
Volatility Management        0.00%     0.00%       0.00%       5.00%     10.00%
High Yield                   0.00%     0.00%       0.00%       0.00%      0.00%
Global Bonds                 5.00%     5.00%       5.00%       5.00%      5.00%
Inflation-Protected
  Securities                 0.00%     0.00%       0.00%       0.00%      0.00%
Short Duration Bonds         0.00%     0.00%       0.00%       0.00%      0.00%
                                                  Years Before Retirement
                                                  ----------------------
                                        20          15          10          5
                                     ------------------------------------------
US Diversified Value                 16.25%      13.75%      11.25%       9.75%
US Large Cap Growth                  16.25%      13.75%      11.25%       9.75%
US SMID Value                         5.00%       4.25%       3.50%       2.75%
US SMID Growth                        5.00%       4.25%       3.50%       2.75%
International Value                  14.00%      12.00%       9.75%       8.50%
International Growth                 14.00%      12.00%       9.75%       8.50%
Multi-Asset Real Return               7.00%       8.50%      10.00%      10.00%
Volatility Management                12.50%      17.50%      20.00%      20.00%
High Yield                            5.00%       7.00%       7.00%       7.00%
Global Bonds                          5.00%       7.00%      10.00%      12.00%
Inflation-Protected
  Securities                          0.00%       0.00%       4.00%       9.00%
Short Duration Bonds                  0.00%       0.00%       0.00%       0.00%
                          Retirement Date             Years After Retirement
                          ---------------             ----------------------
                            0            5          10         15          20
                          ------     ------------------------------------------
US Diversified Value       8.50%       6.45%       5.25%      4.00%       4.00%
US Large Cap Growth        8.50%       6.45%       5.25%      4.00%       4.00%
US SMID Value              2.00%       1.50%       1.00%      0.75%       0.75%
US SMID Growth             2.00%       1.50%       1.00%      0.75%       0.75%
International Value        8.50%       7.00%       4.00%      3.00%       3.00%
International Growth       7.00%       5.30%       4.00%      3.00%       3.00%
Multi-Asset Real Return   10.00%       8.50%       7.00%      7.00%       7.00%
Volatility Management     20.00%      20.00%      17.50%     12.50%      12.50%
High Yield                 7.00%       5.00%       2.50%      0.00%       0.00%
Global Bonds              14.00%      16.00%      19.50%     22.50%      22.50%
Inflation-Protected
  Securities              14.00%      15.00%      15.00%     15.00%      15.00%
Short Duration Bonds       0.00%       9.00%      18.00%     27.50%      27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

..  MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

..  INTEREST RATE RISK: Changes in interest rates will affect the value of the
   Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings
   ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

..  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

..  ALLOCATION RISK: The allocation of investments among the Underlying
   Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

..  INFLATION RISK: This is the risk that the value of assets or income from the
   Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

..  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers.
   These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
   This risk is greater when the Strategy has a higher asset allocation of
   Underlying Portfolios that invest in non-U.S. issuers.

..  EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

..  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

..  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

..  FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

..  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

..  LEVERAGE RISK: Borrowing money or other leverage may make an Underlying
   Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An
   Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

..  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the
   Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

..  how the Strategy's performance changed from year to year over the life of the Strategy; and

..  how the Strategy's average annual returns for one year and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at
www.AllianceBernstein.com (click on "Individuals--U.S." then "Products &
Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 11.13%.

                                     [CHART]

                              Calendar Year End (%)

  02      03      04      05      06      07       08      09      10      11
------  ------  ------  ------  ------  ------   ------  ------  ------  ------
  n/a     n/a     n/a     n/a     n/a     n/a   -40.87%  33.51%  12.40%  -8.16%

During the period shown in the bar chart, the Strategy's:

BEST QUARTER WAS UP 18.72%, 3RD QUARTER, 2009; AND WORST QUARTER WAS
DOWN -21.66%, 4TH QUARTER, 2008.

                                                                             57

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2011)

                                                                                           SINCE
                                                                                1 YEAR  INCEPTION(a)
----------------------------------------------------------------------------------------------------
Class A(b)     Return Before Taxes                                              -12.11%    -4.88%
               ---------------------------------------------------------------- ------- ------------
               Return After Taxes on Distributions                              -12.62%    -5.43%
               ---------------------------------------------------------------- ------- ------------
               Return After Taxes on Distributions and Sale of Strategy Shares   -7.23%    -4.30%
----------------------------------------------------------------------------------------------------
Class B        Return Before Taxes                                              -12.37%    -4.63%
----------------------------------------------------------------------------------------------------
Class C        Return Before Taxes                                               -9.63%    -4.59%
----------------------------------------------------------------------------------------------------
Advisor Class  Return Before Taxes                                               -7.89%    -3.68%
----------------------------------------------------------------------------------------------------
Class R                                                                          -8.36%    -4.17%
----------------------------------------------------------------------------------------------------
Class K                                                                          -8.06%    -3.89%
----------------------------------------------------------------------------------------------------
Class I                                                                          -7.88%    -3.68%
----------------------------------------------------------------------------------------------------
S&P 500 Stock Index
(reflects no deduction for fees, taxes or expenses)                              16.13%     1.11%
----------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index
(reflects no deduction for fees, taxes or expenses)                               5.51%     6.63%
----------------------------------------------------------------------------------------------------
Composite Benchmark(c)                                                           13.29%    -0.21%
----------------------------------------------------------------------------------------------------

(a)Inception date is 6/29/07 for Class A, Class B, Class C, Class R, Class K,
   Class I and Advisor Class shares.

(b)After-tax returns:

   -Are shown for Class A shares only and will vary for Class B, Class C and
    Advisor Class shares because these Classes have different expense ratios;

   -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
    actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

   -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(c)The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan
   Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE)
   Index; for intermediate bonds, Barclays Capital U.S. Aggregate Bond Index;
   for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for
   Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for
   high-yield bonds, Custom High Yield Composite Index. The Composite Benchmark
   reflects no deductions for fees, expenses or taxes.

INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Strategy.

PORTFOLIO MANAGERS
The following table lists the persons responsible for day-to-day management of the Strategy's portfolio:

EMPLOYEE                 LENGTH OF SERVICE  TITLE
---------------------------------------------------------------------------------
Dokyoung Lee                Since 2008      Senior Vice President of the Adviser

Seth J. Masters             Since 2007      Senior Vice President of the Adviser

Christopher H. Nikolich     Since 2007      Senior Vice President of the Adviser

Patrick J. Rudden           Since 2009      Senior Vice President of the Adviser

ADDITIONAL INFORMATION
For important information about the purchase and sale of Strategy shares, tax information and financial intermediary compensation, please turn to ADDITIONAL
INFORMATION ABOUT PURCHASE AND SALE OF STRATEGY SHARES, TAXES AND FINANCIAL
INTERMEDIARIES, page 64 of this Prospectus.

ALLIANCEBERNSTEIN 2055 RETIREMENT STRATEGY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.

FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least
$100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page
72 of this Prospectus and in Purchase of Shares--Sales Charge Reduction
Programs for Class A Shares on page 109 of the Strategy's SAI.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                         CLASS B SHARES                               CLASS
                                                            CLASS A  (NOT CURRENTLY OFFERED CLASS C   ADVISOR CLASS R, K AND I
                                                            SHARES     TO NEW INVESTORS)    SHARES       SHARES       SHARES
------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                          4.25%           None            None         None         None
------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price or redemption proceeds,
whichever is lower)                                          None(a)         4.00%(b)        1.00%(c)     None         None
------------------------------------------------------------------------------------------------------------------------------
Exchange Fee                                                 None            None            None         None         None

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

                                                             CLASS A CLASS B CLASS C ADVISOR CLASS CLASS R CLASS K CLASS I
--------------------------------------------------------------------------------------------------------------------------
Management Fees                                                 .65%    .65%    .65%       .65%       .65%    .65%    .65%
Distribution and/or Service (12b-1) Fees                        .30%   1.00%   1.00%       None       .50%    .25%    None
Other Expenses
 Transfer Agent                                                1.56%   1.61%   1.57%      1.68%       .25%    .19%    .05%
 Other Expenses                                                5.20%   5.22%   5.09%      5.39%      5.30%   5.26%   5.01%
                                                             ------- ------- -------    -------    ------- ------- -------
Total Other Expenses                                           6.76%   6.83%   6.66%      7.07%      5.55%   5.45%   5.06%
                                                             ======= ======= =======    =======    ======= ======= =======
Acquired Fund Fees and Expenses (Underlying Portfolios)         .03%    .03%    .03%       .03%       .03%    .03%    .03%
                                                             ------- ------- -------    -------    ------- ------- -------
Total Annual Strategy Operating Expenses                       7.74%   8.51%   8.34%      7.75%      6.73%   6.38%   5.74%
                                                             ======= ======= =======    =======    ======= ======= =======
Fee Waiver and/or Expense Reimbursement(d)                   (6.68)% (6.75)% (6.58)%    (6.99)%    (5.47)% (5.37)% (4.98)%
                                                             ------- ------- -------    -------    ------- ------- -------
Total Annual Strategy Operating Expenses After Fee Waiver
 and/or Expense Reimbursement                                  1.06%   1.76%   1.76%       .76%      1.26%   1.01%    .76%
                                                             ======= ======= =======    =======    ======= ======= =======
--------------------------------------------------------------------------------------------------------------------------

(a)Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.

(b)Class B shares automatically convert to Class A shares after eight years.
   The CDSC decreases over time. For Class B shares the CDSC decreases 1.00%
   annually to 0% after the fourth year.

(c)For Class C shares the CDSC is 0% after the first year.

(d)The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2013 and will be automatically extended for one-year terms thereafter unless terminated by the Adviser upon 60 days' notice to the Strategy prior to that date.

                                                                             59

EXAMPLES
The Examples are intended to help you compare the cost of investing in the
Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                CLASS A CLASS B CLASS C ADVISOR CLASS CLASS R CLASS K CLASS I
-----------------------------------------------------------------------------
After 1 Year    $  528  $  579  $  279     $   78     $  128  $  103  $   78
After 3 Years   $2,027  $2,071  $1,844     $1,649     $1,501  $1,412  $1,265
After 5 Years   $3,445  $3,454  $3,400     $3,136     $2,826  $2,684  $2,436
After 10 Years  $6,663  $6,831  $6,856     $6,508     $5,943  $5,716  $5,287
-----------------------------------------------------------------------------

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:

                CLASS B CLASS C
-------------------------------
After 1 Year    $  179  $  179
After 3 Years   $1,875  $1,844
After 5 Years   $3,454  $3,400
After 10 Years  $6,831  $6,856
-------------------------------

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account.
These transaction costs, which are not reflected in the Annual Strategy
Operating Expenses or in the Examples, affect the Strategy's performance.
During the most recent fiscal year, the Strategy's portfolio turnover rate
(which reflects only purchases and sales of the Underlying Portfolios) was 46%
of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The
AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date
(the "target year") at which time the asset allocation mix will become static.
This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the
Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management
Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this
Underlying Portfolio will invest predominantly in equity securities. If the
Adviser determines that the equity markets pose disproportionate risks, the
Adviser will reduce (or eliminate) this Underlying Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%.
Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

                                    [CHART]

                                                  Years Before Retirement
                                                  -----------------------
                             45         40          35          30         25
                          ------------------------------------------------------
US Diversified Value        20.50%    20.50%      20.50%      19.50%     18.25%
US Large Cap Growth         20.50%    20.50%      20.50%      19.50%     18.25%
US SMID Value                6.50%     6.50%       6.50%       6.00%      5.75%
US SMID Growth               6.50%     6.50%       6.50%       6.00%      5.75%
International Value         18.00%    18.00%      18.00%      17.00%     16.00%
International Growth        18.00%    18.00%      18.00%      17.00%     16.00%
Multi-Asset Real Return      5.00%     5.00%       5.00%       5.00%      5.00%
Volatility Management        0.00%     0.00%       0.00%       5.00%     10.00%
High Yield                   0.00%     0.00%       0.00%       0.00%      0.00%
Global Bonds                 5.00%     5.00%       5.00%       5.00%      5.00%
Inflation-Protected
  Securities                 0.00%     0.00%       0.00%       0.00%      0.00%
Short Duration Bonds         0.00%     0.00%       0.00%       0.00%      0.00%
                                                  Years Before Retirement
                                                  ----------------------
                                        20          15          10          5
                                     ------------------------------------------
US Diversified Value                 16.25%      13.75%      11.25%       9.75%
US Large Cap Growth                  16.25%      13.75%      11.25%       9.75%
US SMID Value                         5.00%       4.25%       3.50%       2.75%
US SMID Growth                        5.00%       4.25%       3.50%       2.75%
International Value                  14.00%      12.00%       9.75%       8.50%
International Growth                 14.00%      12.00%       9.75%       8.50%
Multi-Asset Real Return               7.00%       8.50%      10.00%      10.00%
Volatility Management                12.50%      17.50%      20.00%      20.00%
High Yield                            5.00%       7.00%       7.00%       7.00%
Global Bonds                          5.00%       7.00%      10.00%      12.00%
Inflation-Protected
  Securities                          0.00%       0.00%       4.00%       9.00%
Short Duration Bonds                  0.00%       0.00%       0.00%       0.00%
                          Retirement Date             Years After Retirement
                          ---------------             ----------------------
                            0            5          10         15          20
                          ------     ------------------------------------------
US Diversified Value       8.50%       6.45%       5.25%      4.00%       4.00%
US Large Cap Growth        8.50%       6.45%       5.25%      4.00%       4.00%
US SMID Value              2.00%       1.50%       1.00%      0.75%       0.75%
US SMID Growth             2.00%       1.50%       1.00%      0.75%       0.75%
International Value        8.50%       7.00%       4.00%      3.00%       3.00%
International Growth       7.00%       5.30%       4.00%      3.00%       3.00%
Multi-Asset Real Return   10.00%       8.50%       7.00%      7.00%       7.00%
Volatility Management     20.00%      20.00%      17.50%     12.50%      12.50%
High Yield                 7.00%       5.00%       2.50%      0.00%       0.00%
Global Bonds              14.00%      16.00%      19.50%     22.50%      22.50%
Inflation-Protected
  Securities              14.00%      15.00%      15.00%     15.00%      15.00%
Short Duration Bonds       0.00%       9.00%      18.00%     27.50%      27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

..  MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

..  INTEREST RATE RISK: Changes in interest rates will affect the value of the
   Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings
   ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

..  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

..  ALLOCATION RISK: The allocation of investments among the Underlying
   Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

..  INFLATION RISK: This is the risk that the value of assets or income from the
   Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

..  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers.
   These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
   This risk is greater when the Strategy has a higher asset allocation of
   Underlying Portfolios that invest in non-U.S. issuers.

..  EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

..  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

                                                                             61

..  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

..  FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

..  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

..  LEVERAGE RISK: Borrowing money or other leverage may make an Underlying
   Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An
   Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

..  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the
   Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

..  how the Strategy's performance changed from year to year over the life of the Strategy; and

..  how the Strategy's average annual returns for one year and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at
www.AllianceBernstein.com (click on "Individuals--U.S." then "Products &
Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 11.11%.

                                     [CHART]

                              Calendar Year End (%)

  02      03      04      05      06      07       08      09      10      11
------  ------  ------  ------  ------  ------   ------  ------  ------  ------
  n/a     n/a     n/a     n/a     n/a     n/a   -40.87%  31.38%  12.41%  -8.36%

During the period shown in the bar chart, the Strategy's:

BEST QUARTER WAS UP 18.56%, 3RD QUARTER, 2009; AND WORST QUARTER WAS
DOWN -20.61%, 4TH QUARTER, 2008.

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2011)

                                                                                           SINCE
                                                                                1 YEAR  INCEPTION(a)
----------------------------------------------------------------------------------------------------
Class A(b)     Return Before Taxes                                              -12.21%    -5.36%
               ---------------------------------------------------------------- ------- ------------
               Return After Taxes on Distributions                              -12.49%    -5.75%
               ---------------------------------------------------------------- ------- ------------
               Return After Taxes on Distributions and Sale of Strategy Shares   -7.58%    -4.63%
----------------------------------------------------------------------------------------------------
Class B        Return Before Taxes                                              -12.54%    -5.11%
----------------------------------------------------------------------------------------------------
Class C        Return Before Taxes                                               -9.91%    -5.14%
----------------------------------------------------------------------------------------------------
Advisor Class  Return Before Taxes                                               -8.21%    -4.22%
----------------------------------------------------------------------------------------------------
Class R                                                                          -8.56%    -4.66%
----------------------------------------------------------------------------------------------------
Class K                                                                          -8.43%    -4.40%
----------------------------------------------------------------------------------------------------
Class I                                                                          -8.11%    -4.15%
----------------------------------------------------------------------------------------------------
S&P 500 Stock Index
(reflects no deduction for fees, taxes or expenses)                              16.13%     1.11%
----------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index
(reflects no deduction for fees, taxes or expenses)                               5.51%     6.63%
----------------------------------------------------------------------------------------------------
Composite Benchmark(c)                                                           13.29%    -0.21%
----------------------------------------------------------------------------------------------------

(a)Inception date is 6/29/07 for Class A, Class B, Class C, Class R, Class K,
   Class I and Advisor Class shares.

(b)After-tax returns:

   -Are shown for Class A shares only and will vary for Class B, Class C and
    Advisor Class shares because these Classes have different expense ratios;

   -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
    actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

   -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(c)The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan
   Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE)
   Index; for intermediate bonds, Barclays Capital U.S. Aggregate Bond Index;
   for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for
   Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for
   high-yield bonds, Custom High Yield Composite Index. The Composite Benchmark
   reflects no deductions for fees, expenses or taxes.

INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Strategy.

PORTFOLIO MANAGERS
The following table lists the persons responsible for day-to-day management of the Strategy's portfolio:

EMPLOYEE                 LENGTH OF SERVICE  TITLE
---------------------------------------------------------------------------------
Dokyoung Lee                Since 2008      Senior Vice President of the Adviser

Seth J. Masters             Since 2007      Senior Vice President of the Adviser

Christopher H. Nikolich     Since 2007      Senior Vice President of the Adviser

Patrick J. Rudden           Since 2009      Senior Vice President of the Adviser

ADDITIONAL INFORMATION
For important information about the purchase and sale of Strategy shares, tax information and financial intermediary compensation, please turn to ADDITIONAL
INFORMATION ABOUT PURCHASE AND SALE OF STRATEGY SHARES, TAXES AND FINANCIAL
INTERMEDIARIES, page 64 of this Prospectus.

                                                                             63

ADDITIONAL INFORMATION ABOUT PURCHASE AND SALE OF STRATEGY SHARES, TAXES AND
FINANCIAL INTERMEDIARIES

     .   PURCHASE AND SALE OF STRATEGY SHARES

PURCHASE MINIMUMS

                                                                     INITIAL             SUBSEQUENT
---------------------------------------------------------------------------------------------------------------
Class A/Class C Shares, including traditional IRAs and Roth          $2,500                 $50
IRAs (Class B Shares are not currently offered to new shareholders)
---------------------------------------------------------------------------------------------------------------
Automatic Investment Program                                          None                  $50
                                                                              If initial minimum investment is
                                                                                less than $2,500, then $200
                                                                               monthly until account balance
                                                                                       reaches $2,500
---------------------------------------------------------------------------------------------------------------
Advisor Class Shares (only available to fee-based programs or         None                  None
through other limited arrangements)
---------------------------------------------------------------------------------------------------------------
Class A, Class R, Class K and Class I Shares are available at NAV,    None                  None
without an initial sales charge, to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of a Strategy.
---------------------------------------------------------------------------------------------------------------

You may sell (redeem) your shares each day the New York Stock Exchange (the
"Exchange") is open. You may sell your shares through your financial intermediary or by mail (AllianceBernstein Investor Services, Inc., P.O. Box
786003, San Antonio, TX 78278-6003) or telephone (800-221-5672).

     .   TAX INFORMATION

Each Strategy may pay income dividends or make capital gains distributions, which may be subject to federal income taxes and taxable as ordinary income or capital gains, and may also be subject to state and local taxes.

     .   PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of a Strategy through a broker-dealer or other financial intermediary (such as a bank or a group retirement plan), the Strategy and its related companies may pay the intermediary for the sale of Strategy shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Strategy over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

DESCRIPTION OF THE STRATEGIES
--------------------------------------------------------------------------------

This section of the Prospectus provides additional information about each
Strategy and the Underlying Portfolios, including their investment practices and related risks.

DESCRIPTION OF UNDERLYING PORTFOLIOS
Each Strategy invests in a combination of Underlying Portfolios. Each
Strategy's target asset allocation is intended to diversify its investments among various asset classes, such as stocks and bonds.

The Adviser does not intend to make frequent tactical adjustments to the target asset mix or to trade actively among Underlying Portfolios, other than the periodic adjustments described above. However, as noted above, the Adviser reserves the right to modify the target allocations and Underlying Portfolio weightings and to substitute other Underlying Portfolios from time to time should circumstances warrant. The following table shows which Underlying
Portfolios are being used within each asset class as of January 1, 2013 and the target allocations for each Strategy:

PERCENTAGE OF ALLIANCEBERNSTEIN RETIREMENT STRATEGY
INVESTED IN THE SPECIFIED UNDERLYING PORTFOLIO AS OF JANUARY 1, 2013
--------------------------------------------------------------------------------

                CURRENT FUND            2055  2050  2045  2040  2035  2030  2025  2020  2015  2010  2005  2000  N/A*
---------------------------------------------------------------------------------------------------------------------
ASSET CLASS     UNDERLYING PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
SHORT DURATION
BONDS           Short Duration Bond        --    --    --    --    --    --    --    --    --  5.40 14.40 23.70 27.50
---------------------------------------------------------------------------------------------------------------------
BONDS           SUBTOTAL                 5.00  5.00  5.00  5.00  8.00 12.40 18.20 25.20 32.20 35.60 36.60 37.30 37.50
                -----------------------------------------------------------------------------------------------------
                Bond Inflation
                Protection                 --    --    --    --    --    --  2.40  7.00 12.00 14.60 15.00 15.00 15.00
                -----------------------------------------------------------------------------------------------------
                Global Core Bond         5.00  5.00  5.00  5.00  5.00  6.20  8.80 11.20 13.20 15.20 18.10 21.30 22.50
                -----------------------------------------------------------------------------------------------------
                High-Yield                 --    --    --    --  3.00  6.20  7.00  7.00  7.00  5.80  3.50  1.00    --
---------------------------------------------------------------------------------------------------------------------
REAL RETURN     Multi-Asset Real Return  5.00  5.00  5.00  5.00  6.20  7.90  9.40 10.00 10.00  9.10  7.60  7.00  7.00
---------------------------------------------------------------------------------------------------------------------
STOCKS          SUBTOTAL                90.00 90.00 90.00 90.00 85.80 79.70 72.40 64.80 57.80 49.90 41.40 32.00 28.00
                -----------------------------------------------------------------------------------------------------
                U.S. Large Cap Growth   20.50 20.50 19.90 18.75 17.05 14.75 12.25 10.35  9.00  7.27  5.73  4.50  4.00
                -----------------------------------------------------------------------------------------------------
                U.S. Value              20.50 20.50 19.90 18.75 17.05 14.75 12.25 10.35  9.00  7.27  5.73  4.50  4.00
                -----------------------------------------------------------------------------------------------------
                Small-Mid Cap Growth     6.50  6.50  6.20  5.85  5.30  4.55  3.80  3.05  2.30  1.70  1.20  0.85  0.75
                -----------------------------------------------------------------------------------------------------
                Small-Mid Cap Value      6.50  6.50  6.20  5.85  5.30  4.55  3.80  3.05  2.30  1.70  1.20  0.85  0.75
                -----------------------------------------------------------------------------------------------------
                International Growth    18.00 18.00 17.40 16.40 14.80 12.80 10.65  9.00  7.60  5.98  4.52  3.40  3.00
                -----------------------------------------------------------------------------------------------------
                International Value     18.00 18.00 17.40 16.40 14.80 12.80 10.65  9.00  7.60  5.98  4.52  3.40  3.00
                -----------------------------------------------------------------------------------------------------
                Volatility Management      --    --  3.00  8.00 11.50 15.50 19.00 20.00 20.00 20.00 18.50 14.50 12.50
---------------------------------------------------------------------------------------------------------------------

*This allocation is not specific to any Strategy, but reflects the expected future allocations of any Strategy once it reaches 15 years after its retirement date.

                                                                             65

The underlying stock Portfolios draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large
U.S. companies. They also include investments in a portfolio with an investment objective of maximizing real return over inflation as well as foreign stocks from developed and emerging markets.

The underlying bond Portfolios represent a diverse range of fixed-income investments that vary by issuer type (corporate and government) and credit quality (investment-grade and high yield).

The underlying Volatility Management Portfolio is intended to reduce a
Strategy's exposure to equity securities when the Adviser determines that the risks in the equity markets have risen to a level that is not compensated by the potential returns offered.

INVESTMENT OBJECTIVES AND PRINCIPAL POLICIES OF UNDERLYING PORTFOLIOS
A brief description of each of the Underlying Portfolios follows. Additional details are available in the Underlying Portfolios' prospectus or SAI. You may request a free copy of the Underlying Portfolios' prospectus and/or SAI by contacting the Adviser:

By Mail:   c/o AllianceBernstein Investor Services, Inc.
           P.O. Box 786003
           San Antonio, TX 78278-6003

By Phone:  For Information:         (800) 221-5672
           For Literature:          (800) 227-4618

STOCK PORTFOLIOS
ALLIANCEBERNSTEIN U.S. VALUE PORTFOLIO has an investment objective of seeking long-term growth of capital. This Portfolio invests primarily in a diversified portfolio of equity securities of U.S. companies with relatively larger market capitalizations as compared to the overall U.S. market. The Portfolio's investment policies emphasize investment in companies that the Adviser's
Bernstein unit ("Bernstein") considers to be undervalued because they are attractively priced relative to their future earnings power and dividend-paying capability. Under normal circumstances, this Portfolio invests at least 80% of its net assets in equity securities issued by U.S. companies. The Adviser relies heavily on the fundamental analysis and research of Bernstein's large internal research staff in making investment decisions for the Portfolio.

ALLIANCEBERNSTEIN U.S. LARGE CAP GROWTH PORTFOLIO has an investment objective of seeking long-term growth of capital. This Portfolio invests primarily in equity securities of a limited number of large, carefully selected, high-quality U.S. companies although it may also invest in foreign securities.
The Portfolio invests primarily in domestic equity securities of companies selected for their growth potential within various market sectors. The
Portfolio emphasizes investments in large, seasoned companies and normally invests in approximately 50-70 companies. The Adviser focuses on companies with high sustainable growth prospects, high or improving return on invested capital, transparent business models, and strong and lasting competitive advantages.

Under normal circumstances, this Portfolio invests at least 80% of its net assets in equity securities of large-capitalization U.S. companies. For these purposes, "large-capitalization U.S. companies" are those that, at the time of investment, have market capitalizations within the range of the market capitalizations of companies appearing in the Russell 1000(R) Growth Index.
While the market capitalization of companies in the Russell 1000(R) Growth
Index ranged from approximately $519 million to approximately $556 billion as of October 31, 2012, this Portfolio normally will invest in common stocks of companies with market capitalizations of at least $5 billion at the time of purchase.

ALLIANCEBERNSTEIN MULTI-ASSET REAL RETURN PORTFOLIO has an investment objective of maximizing real return over inflation. This Portfolio invests primarily in instruments that the Adviser expects to outperform broad equity indices during periods of rising inflation. Under normal circumstances, this Portfolio expects to invest its assets principally in the following instruments that, in the judgment of the Adviser, are affected directly or indirectly by the level and change in the rate of inflation: inflation-protected fixed-income securities, such as Treasury Inflation-Protected Securities, or TIPS, and similar TIPS bonds issued by governments outside of the United States, commodities, commodity-related stocks, real estate securities, utility securities, infrastructure related securities, currencies, and securities and derivatives linked to the price of other assets (such as commodities, stock indices and real estate).

This Portfolio's investments, other than inflation-protected securities, will focus equally on commodity-related equity securities, commodities and commodities derivatives, and real estate equity securities.

The Portfolio may invest significantly in derivatives, such as options, futures, forwards and swaps, and intends to use leverage for investment purposes. This Portfolio will seek to gain exposure to physical commodities traded in the commodities markets through investments in derivatives, including investments in commodity index-linked notes. This Portfolio expects to make these investments primarily through investing up to 25% of its assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands.

ALLIANCEBERNSTEIN INTERNATIONAL VALUE PORTFOLIO has an investment objective of seeking long-term growth of capital. This Portfolio invests primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and from more than 40 developed and emerging market countries.

This Portfolio normally invests in companies in at least three countries other than the United States. This Portfolio's investment policies emphasize investment in companies that Bernstein determines to be undervalued using a fundamental value approach. In selecting securities for this Portfolio,
Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

ALLIANCEBERNSTEIN INTERNATIONAL GROWTH PORTFOLIO has an investment objective of seeking long-term growth of capital. The Portfolio invests primarily in an international portfolio of companies selected by the Adviser for their growth potential within various market sectors. Examples of the types of market sectors in which the Portfolio may invest include, but are not limited to, information technology (which includes telecommunications), health care, financial services, infrastructure, energy and natural resources, and consumer groups. The Adviser's growth analysts use proprietary research to seek to identify companies or industries that other investors have underestimated or overlooked--for example, some hidden earnings driver (including, but not limited to, reduced competition, market share gain, better margin trend, increased consumer base, or similar factors) that would cause a company to grow faster than market forecasts.

The Portfolio invests, under normal circumstances, in the equity securities of companies located in at least three countries (and normally substantially more)
other than the United States. The Portfolio invests in securities of companies in both developed and emerging market countries. The Portfolio may also invest in synthetic foreign equity securities. The Adviser expects that normally the
Portfolio's portfolio will tend to emphasize investments in larger capitalization companies.

ALLIANCEBERNSTEIN SMALL-MID CAP VALUE PORTFOLIO has an investment objective of seeking long-term growth of capital. The Portfolio invests primarily in a diversified portfolio of equity securities of small- to mid-capitalization U.S.
companies, generally representing 60-125 companies. Under normal circumstances, the Portfolio invests at least 80% of its net assets in small- to mid-capitalization companies. For purposes of this policy, small- to mid-capitalization companies are those that, at the time of investment, fall within the capitalization range between the smallest company appearing in the
Russell 2500(TM) Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500(TM) Value Index.
Because the Portfolio's definition of small- to mid-capitalization companies is dynamic, the lower and upper limits on market capitalization will change with the markets. As of October 31, 2012, the market capitalizations of companies in the Russell 2500(TM) Value Index ranged from approximately $26 million to approximately $8.88 billion.

The Portfolio invests in companies determined by the Adviser to be undervalued, using Bernstein's fundamental value approach. In selecting securities for the
Portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

ALLIANCEBERNSTEIN SMALL-MID CAP GROWTH PORTFOLIO has an investment objective of seeking long-term growth of capital. The Portfolio invests primarily in a diversified portfolio of equity securities of U.S. companies with relatively smaller market capitalizations as compared to the overall U.S. equity market.
Under normal circumstances, the Portfolio invests at least 80% of its net assets in small- and mid-capitalization companies. For these purposes, "small-
and mid-capitalization companies" are generally those companies that, at the time of investment, fall within the lowest 25% of the total U.S. equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). As of October 31, 2012, there were approximately 4,300 companies within the lowest 25% of the total U.S.
equity market capitalization (excluding companies with market capitalizations of less than $10 million) with market capitalizations ranging from $10 million to $13.4 billion. Because the Portfolio's definition of small- to mid-capitalization companies is dynamic, the limits on market capitalization will change with the markets. In the future, the Portfolio may define small-
and mid-capitalization companies using a different classification system.

The Portfolio may invest in any company and industry and in any type of equity security with the potential for capital appreciation. It invests in well-known and established companies and in new and less-seasoned companies. The
Portfolio's investment policies emphasize investments in companies that are demonstrating improving financial results and a favorable earnings outlook.
Normally, the Portfolio invests in approximately 60-120 companies broadly diversified by sector. The Portfolio may invest in foreign securities.

ALLIANCEBERNSTEIN VOLATILITY MANAGEMENT PORTFOLIO has an investment objective of seeking total return from growth of capital and income. This Portfolio is designed to reduce the overall portfolio volatility and equity exposure of a blended style investor, such as a Strategy, particularly in extreme market environments. By reducing the overall equity exposure of a Strategy, the
Portfolio seeks to reduce the volatility of the Strategy's overall portfolio and therefore reduce volatility's negative impact on returns. The Portfolio will invest opportunistically in a wide range of instruments, including both physical commodities and derivatives, across a wide spectrum of asset classes, chosen for their potential to moderate the perceived increased equity market risk in the Strategy's overall portfolio. Therefore, in times when the Adviser determines equity market risk to be "normal" and/or that the risk is appropriate to the return potential presented, the Portfolio's assets will be invested predominantly in equities. When the Adviser determines that the risks in the equity markets have risen disproportionately to the potential returns offered, the Portfolio will respond defensively by seeking exposure to bonds or other fixed-income investments, real estate-related investments, commodity-linked investments or other instruments. The Portfolio has the risk that it may not accomplish its purpose if the Adviser does not correctly assess the risks in the equity markets and that consequently its performance may suffer.

BOND PORTFOLIOS
ALLIANCEBERNSTEIN SHORT DURATION BOND PORTFOLIO has an investment objective of seeking to provide a moderate rate of income that is subject to taxes. The
Portfolio invests primarily in investment grade, U.S. Dollar-denominated fixed-income securities. Under normal circumstances, the Portfolio invests at least 80% of its net assets in fixed-income securities. The Portfolio seeks to maintain a relatively short duration of one to three years under normal market conditions.

                                                                             67

The Portfolio may invest in many types of debt securities, including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities, and inflation-protected securities, as well as other securities of U.S. and non-U.S. issuers. The Portfolio may also invest up to 20% of its assets in debt securities denominated in currencies other than the U.S. Dollar. This Portfolio may also invest up to 20% of its assets in structured instruments, which have characteristics of futures, options, currencies and securities.

ALLIANCEBERNSTEIN GLOBAL CORE BOND PORTFOLIO (formerly, the AllianceBernstein
Intermediate Duration Bond Portfolio) has an investment objective of seeking to provide a moderate to high rate of income that is subject to taxes. Under normal circumstances, this Portfolio invests at least 80% of its net assets in debt securities. Under normal market conditions, the Portfolio invests at least
80% of its assets in non-U.S. Dollar-denominated debt securities of issuers located in at least three countries. To reduce volatility, the Adviser may hedge most of the currency exposure associated with its investments in
non-U.S. Dollar-denominated fixed-income securities, principally through the use of currency forwards and futures. This Portfolio may invest in many types of medium-quality debt securities, including corporate bonds, notes, U.S.
Government and agency securities, asset-backed securities, mortgage-related securities, and inflation-protected securities, as well as securities of U.S.
and non-U.S. issuers. This Portfolio seeks to maintain a relatively longer duration of three to six years under normal market conditions.

ALLIANCEBERNSTEIN BOND INFLATION PROTECTION PORTFOLIO has an investment objective of seeking to maximize real return without assuming what the Adviser considers to be undue risk. Real return equals total return less the estimated effect of inflation. The Portfolio pursues its objective by investing principally in TIPS directly or by gaining indirect exposure to TIPS through derivatives transactions such as total return swaps linked to TIPS. The
Portfolio may also invest in other inflation-indexed securities, issued by both
U.S. and non-U.S. issuers, and in derivative instruments linked to these securities. In addition, in seeking to maximize real return, the Portfolio may invest in other fixed-income investments such as U.S. and non-U.S. government securities, corporate fixed-income securities and mortgage-related securities, as well as derivatives linked to such securities.

Under normal circumstances, the Portfolio invests at least 80% of its net assets in fixed-income securities. While the Portfolio expects to invest principally in investment grade securities, it may invest up to 15% of its total assets in lower-rated securities ("junk bonds").

ALLIANCEBERNSTEIN HIGH-YIELD PORTFOLIO has an investment objective of seeking a high total return by maximizing current income and, to the extent consistent with that objective, capital appreciation. This Portfolio invests primarily in high-yield debt securities. Under normal circumstances, this Portfolio invests at least 80% of its net assets in these types of securities.

This Portfolio invests in a diversified mix of high-yield, below investment grade debt securities, commonly known as "junk bonds". This Portfolio seeks to maximize current income by taking advantage of market developments, yield disparities, and variations in the creditworthiness of issuers. In addition to
U.S. fixed-income securities, the Portfolio may invest in
U.S. Dollar-denominated and non-U.S. Dollar-denominated foreign fixed-income securities. The Portfolio may use leverage for investment purposes by entering into transactions such as reverse repurchase agreements and dollar rolls.

FUTURE DEVELOPMENTS
An Underlying Portfolio may take advantage of other investment practices that are not currently contemplated for use by the Underlying Portfolios, or are not
available but may yet be developed, to the extent such investment practices are consistent with the Underlying Portfolio's investment objective and legally permissible for the Underlying Portfolio. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

CHANGES IN INVESTMENT OBJECTIVES AND POLICIES
The Strategies' Board of Directors ("Board") may change a Strategy's investment objective without shareholder approval. The Strategy will provide shareholders with 60 days' prior written notice of any change to the Strategy's investment objective. Unless otherwise noted, all other policies of a Strategy may be changed without shareholder approval.

TEMPORARY DEFENSIVE POSITION
For temporary defensive purposes in an attempt to respond to adverse market, economic, political or other conditions, an Underlying Portfolio may reduce its position in equity or fixed-income securities and invest, without limit, in certain types of short-term, liquid, high-grade or high-quality (depending on the Underlying Portfolio) debt securities. While an Underlying Portfolio invests for temporary defensive purposes, it may not meet its investment objective.

PORTFOLIO HOLDINGS
A description of the Strategies' and Underlying Portfolios' policies and procedures with respect to the disclosure of portfolio securities is available in the Strategies' SAI.

INVESTING IN THE STRATEGIES
--------------------------------------------------------------------------------

This section discusses how to buy, sell or redeem, or exchange different classes of shares of a Strategy that are offered in this Prospectus. Each
Strategy offers seven classes of shares through this Prospectus.

Each share class represents an investment in the same portfolio of securities, but the classes may have different sales charges and bear different ongoing distribution expenses. For additional information on the differences between the different classes of shares and factors to consider when choosing among them, please see "The Different Share Class Expenses" and "Choosing a Share
Class" below. ONLY CLASS A SHARES OFFER QUANTITY DISCOUNTS ON SALES CHARGES, as
described below.

HOW TO BUY SHARES
The purchase of a Strategy's shares is priced at the next-determined NAV after your order is received in proper form.

CLASS A, CLASS B AND CLASS C SHARES - SHARES AVAILABLE TO RETAIL INVESTORS
EFFECTIVE JANUARY 31, 2009, SALES OF CLASS B SHARES OF THE STRATEGIES TO NEW
INVESTORS WERE SUSPENDED. CLASS B SHARES MAY ONLY BE PURCHASED (I) BY EXISTING
CLASS B SHAREHOLDERS AS OF JANUARY 31, 2009, (II) THROUGH EXCHANGE OF CLASS B
SHARES FROM ANOTHER ALLIANCEBERNSTEIN MUTUAL FUND, OR (III) AS OTHERWISE
DESCRIBED BELOW.

You may purchase a Strategy's Class A, Class B or Class C shares through financial intermediaries, such as broker-dealers or banks. You also may purchase shares directly from the Strategies' principal underwriter,
AllianceBernstein Investments, Inc., or ABI. These purchases may be subject to an initial sales charge, an asset-based sales charge or CDSC as described below.

PURCHASE MINIMUMS AND MAXIMUMS
------------------------------

MINIMUMS:*

--Initial:                     $2,500
--Subsequent:                  $   50

*Purchase minimums may not apply to some accounts established in connection with the Automatic Investment Program and to some retirement-related investment programs. These investment minimums also do not apply to persons participating in a fee-based program sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABI.

MAXIMUM INDIVIDUAL PURCHASE AMOUNT:

--Class A shares                     None
--Class B shares               $  100,000
--Class C shares               $1,000,000

OTHER PURCHASE INFORMATION
Your broker or financial advisor must receive your purchase request by the
Strategy Closing Time, which is the close of regular trading on any day the
Exchange is open (ordinarily, 4:00 p.m., Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading) and submit it to the Strategy by a pre-arranged time for you to receive the next-determined NAV, less any applicable initial sales charge.

If you are an existing Strategy shareholder and you have completed the appropriate section of the Mutual Fund Application, you may purchase additional shares by telephone with payment by electronic funds transfer in amounts not exceeding $500,000. AllianceBernstein Investor Services, Inc., or ABIS, must receive and confirm telephone requests before the Strategy Closing Time, to receive that day's public offering price. Call 800-221-5672 to arrange a transfer from your bank account.

TAX-DEFERRED ACCOUNTS
Class A shares are also available to the following tax-deferred arrangements:

..  Traditional and Roth IRAs (minimums listed in the table above apply);

..  SEPs, SAR-SEPs, SIMPLE IRAs, and individual 403(b) plans (no investment minimum); and

..  AllianceBernstein-sponsored Coverdell Education Savings Accounts ($2,000 initial investment minimum, $150 Automatic Investment Program monthly minimum).

Class C shares are available to AllianceBernstein Link, AllianceBernstein
Individual 401(k), AllianceBernstein SIMPLE IRA plans with less than $250,000 in plan assets and 100 employees, and to group retirement plans with plan assets of less than $1,000,000.

ADVISOR CLASS SHARES
You may purchase Advisor Class shares through your financial advisor at NAV.
Advisor Class shares may be purchased and held solely:

..  through accounts established under a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABI;

..  through a defined contribution employee benefit plan (e.g., a 401(k) plan)
   that has at least $10,000,000 in assets and that purchases shares directly without the involvement of a financial intermediary; and

..  by investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

The Strategies' SAI has more detailed information about who may purchase and hold Advisor Class shares.

CLASS A, CLASS R, CLASS K AND CLASS I SHARES - SHARES AVAILABLE TO GROUP
RETIREMENT PLANS
Class A, Class R, Class K and Class I shares are available at NAV, without an initial sales charge, to 401(k) plans, 457 plans, employer-sponsored 403(b)
plans, profit-sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of a Strategy ("group retirement plans"), as follows:

..  Class A shares are designed for group retirement plans with assets in excess of $10,000,000. Class A shares are

                                                                             69

   also available at NAV to the AllianceBernstein Link, AllianceBernstein
   Individual 401(k) and AllianceBernstein SIMPLE IRA plans with at least
   $250,000 in plan assets or 100 employees, and to certain defined contribution retirement plans that do not have plan level or omnibus accounts on the books of the Strategy.

..  Class R shares are designed for group retirement plans with plan assets up to $10,000,000.

..  Class K shares are designed for group retirement plans with at least
   $1,000,000 in plan assets.

..  Class I shares are designed for group retirement plans with at least
   $10,000,000 in plan assets and certain related group retirement plans described in the Strategies' SAI. Class I shares are also available to certain institutional clients of the Adviser who invest at least $2,000,000 in a Strategy.

Class A, Class R, Class K and Class I shares are also available to certain
AllianceBernstein-sponsored group retirement plans. Class R, Class K and Class
I shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs,
SAR-SEPs, SIMPLE IRAs and individual 403(b) plans. Class I shares are not currently available to group retirement plans in the
AllianceBernstein-sponsored programs known as the "Informed Choice" programs.

REQUIRED INFORMATION
A Strategy is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish an account. Required information includes name, date of birth, permanent residential address and taxpayer identification number (for most investors, your social security number). A Strategy may also ask to see other identifying documents. If you do not provide the information, the Strategy will not be able to open your account. If a Strategy is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the Strategy believes it has identified potentially criminal activity, the Strategy reserves the right to take action it deems appropriate or as required by law, which may include closing your account. If you are not a U.S. citizen or resident alien, your account must be affiliated with a Financial Industry Regulatory Authority, or FINRA, member firm.

A Strategy is required to withhold 28% of taxable dividends, capital gains distributions, and redemptions paid to any shareholder who has not provided the
Strategy with his or her correct taxpayer identification number. To avoid this, you must provide your correct tax identification number on your Mutual Fund
Application.

GENERAL
IRA custodians, plan sponsors, plan fiduciaries, plan recordkeepers, and other financial intermediaries may establish their own eligibility requirements as to the purchase, sale or exchange of Strategy shares, including minimum and maximum investment requirements. A Strategy is not responsible for, and has no control over, the decisions of any plan sponsor, fiduciary or other financial intermediary to impose such differing requirements. ABI may refuse any order to purchase shares. Each Strategy reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

THE DIFFERENT SHARE CLASS EXPENSES
This section describes the different expenses of investing in each class and explains factors to consider when choosing a class of shares. The expenses can include distribution and/or service (Rule 12b-1) fees, initial sales charges and/or CDSCs. ONLY CLASS A SHARES OFFER QUANTITY DISCOUNTS as described below.

ASSET-BASED SALES CHARGES OR DISTRIBUTION AND/OR SERVICE (RULE 12B-1) FEES

                           WHAT IS A RULE 12B-1 FEE?
  A Rule 12b-1 fee is a fee deducted from a Strategy's assets that is used to pay for personal service, maintenance of shareholder accounts and distribution costs, such as advertising and compensation of financial intermediaries. Each Strategy has adopted a plan under Securities and
  Exchange Commission ("Commission") Rule 12b-1 that allows the Strategy to pay asset-based sales charges or distribution and/or service (Rule 12b-1) fees for the distribution and sale of its shares. The amount of each share class's
  Rule 12b-1 fee, if any, is disclosed below and in a Strategy's fee table included in the Summary Information section above.

The amount of these fees for each class of the Strategies' shares is up to:

               DISTRIBUTION AND/OR SERVICE
                 (RULE 12B-1) FEE (AS A
                 PERCENTAGE OF AGGREGATE
                AVERAGE DAILY NET ASSETS)
------------------------------------------
Class A                   0.30%
Class B                   1.00%
Class C                   1.00%
Advisor Class             None
Class R                   0.50%
Class K                   0.25%
Class I                   None

Because these fees are paid out of a Strategy's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class B, Class C, and Class R shares are subject to higher Rule 12b-1 fees than Class A or Class K shares.
Class B shares are subject to these higher fees for a period of eight years, after which they convert to Class A shares. Share classes with higher Rule
12b-1 fees will have a higher expense ratio, pay correspondingly lower dividends and may have a lower NAV (and returns). All or some of these fees may be paid to financial intermediaries, including your financial intermediary's firm.

SALES CHARGES
CLASS A SHARES. You can purchase Class A shares at their public offering price
(or cost), which is NAV plus an initial sales charge of up to 4.25% of the offering price. Any applicable sales charge will be deducted directly from your investment.

The initial sales charge you pay each time you buy Class A shares differs depending on the amount you invest and may be reduced or eliminated for larger purchases as indicated below. These discounts, which are also known as
BREAKPOINTS OR QUANTITY DISCOUNTS, can reduce or, in some cases, eliminate the initial sales charges that would otherwise apply to your investment in Class A shares.

The sales charge schedule of Class A share QUANTITY DISCOUNTS is as follows:

                                            INITIAL SALES CHARGE
                                            ------------------
                                             AS % OF    AS % OF
                                            NET AMOUNT  OFFERING
                 AMOUNT PURCHASED            INVESTED    PRICE
                 -----------------------------------------------
                 Up to $100,000                4.44%      4.25%
                 $100,000 up to $250,000       3.36       3.25
                 $250,000 up to $500,000       2.30       2.25
                 $500,000 up to $1,000,000     1.78       1.75
                 $1,000,000 and above          0.00       0.00

Except as noted below, purchases of Class A shares in the amount of $1,000,000 or more or by AllianceBernstein or non-AllianceBernstein sponsored group retirement plans are not subject to an initial sales charge, but may be subject to a 1% CDSC if redeemed or terminated within one year.

CLASS A SHARE PURCHASES NOT SUBJECT TO SALES CHARGES. The Strategies may sell their Class A shares at NAV without an initial sales charge or CDSC to some categories of investors, including:

..  persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by
   ABI, under which persons pay an asset-based fee for services in the nature of investment advisory or administrative services, or clients of broker-dealers or other financial intermediaries approved by ABI who purchase Class A shares for their own accounts through an omnibus account with the broker-dealers or other financial intermediaries.

..  plan participants who roll over amounts distributed from employer maintained retirement plans to AllianceBernstein-sponsored IRAs where the plan is a client of or serviced by the Adviser's AllianceBernstein Institutional
   Investment Management Division or Bernstein Global Wealth Management
   Division including subsequent contributions to those IRAs; or

..  certain other investors, such as investment management clients of the
   Adviser or its affiliates, including clients and prospective clients of the
   AllianceBernstein Institutional Investment Management Division, employees of selected dealers authorized to sell a Strategy's shares, and employees of the Adviser.

Please see the Strategies' SAI for more information about purchases of Class A shares without sales charges.

CLASS B SHARES. EFFECTIVE JANUARY 31, 2009, SALES OF CLASS B SHARES OF THE
STRATEGIES TO NEW INVESTORS WERE SUSPENDED. CLASS B SHARES MAY ONLY BE
PURCHASED (I) BY EXISTING CLASS B SHAREHOLDERS AS OF JANUARY 31, 2009,
(II) THROUGH EXCHANGE OF CLASS B SHARES FROM ANOTHER ALLIANCEBERNSTEIN MUTUAL
FUND, OR (III) AS OTHERWISE DESCRIBED BELOW.

You can purchase Class B shares at NAV without an initial sales charge. This means that the full amount of your purchase is invested in a Strategy. Your investment is subject to a CDSC if you redeem shares within four years of purchase. The CDSC varies depending on the number of years you hold the shares.
The CDSC amounts for Class B shares are:

                          YEAR SINCE PURCHASE   CDSC
                          ---------------------------
                          First                 4.00%
                          Second                3.00%
                          Third                 2.00%
                          Fourth                1.00%
                          Fifth and thereafter  None

If you exchange your shares for the Class B shares of another AllianceBernstein
Mutual Fund, the CDSC also will apply to the Class B shares received. If you redeem your shares and directly invest the proceeds in units of
CollegeBoundfund, the CDSC will apply to the units of CollegeBoundfund. The
CDSC period begins with the date of your original purchase, not the date of exchange for the other Class B shares or purchase of CollegeBoundfund units.

Class B shares purchased for cash automatically convert to Class A shares eight years after the end of the month of your purchase. If you purchase shares by exchange for the Class B shares of another AllianceBernstein Mutual Fund, the conversion period runs from the date of your original purchase.

CLASS C SHARES. You can purchase Class C shares at NAV without an initial sales charge. This means that the full amount of your purchase is invested in the
Strategy. Your investment is subject to a 1% CDSC if you redeem your shares within 1 year. If you exchange your shares for the Class C shares of another
AllianceBernstein Mutual Fund, the 1% CDSC also will apply to the Class C shares received. If you redeem your shares and directly invest the proceeds in units of CollegeBoundfund, the CDSC will apply to the units of
CollegeBoundfund. The 1-year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares or purchase of CollegeBoundfund units.

Class C shares do not convert to any other class of shares of the Strategies.

                                                                             71

                          HOW IS THE CDSC CALCULATED?
  The CDSC is applied to the lesser of NAV at the time of redemption or the original cost of shares being redeemed (or, as to Strategy shares acquired through an exchange, the cost of the AllianceBernstein Mutual Fund shares originally purchased for cash). This means that no sales charge is assessed on increases in NAV above the initial purchase price. Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. In determining the CDSC, it will be assumed that the redemption is, first, of any shares not subject to a CDSC and, second, of shares held the longest.

ADVISOR CLASS, CLASS R, CLASS K, AND CLASS I SHARES. These classes of shares are not subject to any initial sales charge or CDSC, although your financial advisor may charge a fee.

SALES CHARGE REDUCTION PROGRAMS FOR CLASS A SHARES
THIS SECTION INCLUDES IMPORTANT INFORMATION ABOUT SALES CHARGE REDUCTION
PROGRAMS AVAILABLE TO INVESTORS IN CLASS A SHARES AND DESCRIBES INFORMATION OR
RECORDS YOU MAY NEED TO PROVIDE TO A STRATEGY OR YOUR FINANCIAL INTERMEDIARY IN
ORDER TO BE ELIGIBLE FOR SALES CHARGE REDUCTION PROGRAMS.

Information about QUANTITY DISCOUNTS and sales charge reduction programs also is available free of charge and in a clear and prominent format on our website at www.AllianceBernstein.com (click on "AllianceBernstein Mutual Fund
Investors--U.S." then "Investor Resources--Understanding Sales Charges").

RIGHTS OF ACCUMULATION
To determine if a new investment in Class A shares is eligible for a QUANTITY
DISCOUNT, a shareholder can combine the value of the new investment in a
Strategy with the higher of cost or NAV of existing investments in the
Strategy, any other AllianceBernstein Mutual Fund, AllianceBernstein
Institutional Funds and certain CollegeBoundfund accounts for which the shareholder, his or her spouse or domestic partner, or child under the age of
21 is the participant. The AllianceBernstein Mutual Funds use the higher of cost or current NAV of your existing investments when combining them with your new investment.

COMBINED PURCHASE PRIVILEGES
A shareholder may qualify for a QUANTITY DISCOUNT by combining purchases of shares of a Strategy into a single "purchase". A "purchase" means a single purchase or concurrent purchases of shares of a Strategy or any other
AllianceBernstein Mutual Fund, including AllianceBernstein Institutional Funds, by:

..  an individual, his or her spouse or domestic partner, or the individual's children under the age of 21 purchasing shares for his, her or their own account(s), including certain CollegeBoundfund accounts;

..  a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account with one or more beneficiaries involved;

..  the employee benefit plans of a single employer; or

..  any company that has been in existence for at least six months or has a purpose other than the purchase of shares of the Strategy.

LETTER OF INTENT
An investor may not immediately invest a sufficient amount to reach a QUANTITY
DISCOUNT, but may plan to make one or more additional investments over a period of time that, in the end, would qualify for a QUANTITY DISCOUNT. For these situations, the Strategies offer a LETTER OF INTENT, which permits new investors to express the intention, in writing, to invest at least $100,000 in
Class A shares of a Strategy or any AllianceBernstein Mutual Fund within 13 months. The Strategy will then apply the QUANTITY DISCOUNT to each of the investor's purchases of Class A shares that would apply to the total amount stated in the LETTER OF INTENT. In the event an existing investor chooses to initiate a LETTER OF INTENT, the AllianceBernstein Mutual Funds will use the higher of cost or current NAV of the investor's existing investments and of those accounts with which investments are combined via COMBINED PURCHASE
PRIVILEGES toward the fulfillment of the LETTER OF INTENT. For example, if the combined cost of purchases totaled $80,000 and the current NAV of all applicable accounts is $85,000 at the time a $100,000 LETTER OF INTENT is initiated, the subsequent investment of an additional $15,000 would fulfill the
LETTER OF INTENT. If an investor fails to invest the total amount stated in the
LETTER OF INTENT, the Strategies will retroactively collect the sales charge otherwise applicable by redeeming shares in the investor's account at their then current NAV. Investors qualifying for COMBINED PURCHASE PRIVILEGES may purchase shares under a single LETTER OF INTENT.

REQUIRED SHAREHOLDER INFORMATION AND RECORDS
In order for shareholders to take advantage of sales charge reductions, a shareholder or his or her financial intermediary must notify the Strategy that the shareholder qualifies for a reduction. Without notification, the Strategy is unable to ensure that the reduction is applied to the shareholder's account.
A shareholder may have to provide information or records to his or her financial intermediary or a Strategy to verify eligibility for breakpoint privileges or other sales charge waivers. This may include information or records, including account statements, regarding shares of the Strategy or other AllianceBernstein Mutual Funds held in:

..  all of the shareholder's accounts at the Strategies or a financial intermediary; and

..  accounts of related parties of the shareholder, such as members of the same family, at any financial intermediary.

CDSC WAIVERS AND OTHER PROGRAMS

                        Here Are Some Ways To Avoid Or
                        Minimize Charges On Redemption.

CDSC WAIVERS
The Strategies will waive the CDSCs on redemptions of shares in the following circumstances, among others:

..  permitted exchanges of shares;

..  following the death or disability of a shareholder;

..  if the redemption represents a minimum required distribution from an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2;

..  if the proceeds of the redemption are invested directly in a
   CollegeBoundfund account; or

..  if the redemption is necessary to meet a plan participant's or beneficiary's request for a distribution or loan from a group retirement plan or to accommodate a plan participant's or beneficiary's direction to reallocate his or her plan account among other investment alternatives available under a group retirement plan.

OTHER PROGRAMS
DIVIDEND REINVESTMENT PROGRAM
Shareholders may elect to have all income and capital gains distributions from their account paid to them in the form of additional shares of the same class of a Strategy under the Strategy's Dividend Reinvestment Program. There is no
initial sales charge or CDSC imposed on shares issued pursuant to the Dividend
Reinvestment Program.

DIVIDEND DIRECTION PLAN
A shareholder who already maintains accounts in more than one AllianceBernstein
Mutual Fund may direct the automatic investment of income dividends and/or capital gains by one Strategy, in any amount, without the payment of any sales charges, in shares of the same class of one or more other AllianceBernstein
Mutual Fund(s).

AUTOMATIC INVESTMENT PROGRAM
The Automatic Investment Program allows investors to purchase shares of a
Strategy through pre-authorized transfers of funds from the investor's bank account. Under the Automatic Investment Program, an investor may (i) make an initial purchase of at least $2,500 and invest at least $50 monthly or
(ii) make an initial purchase of less than $2,500 and commit to a monthly investment of $200 or more until the investor's account balance is $2,500 or more. As of January 31, 2009, the Automatic Investment Program is available for purchase of Class B shares only if a shareholder was enrolled in the Program prior to January 31, 2009. Please see the Strategies' SAI for more details.

REINSTATEMENT PRIVILEGE
A shareholder who has redeemed all or any portion of his or her Class A shares may reinvest all or any portion of the proceeds from the redemption in Class A shares of any AllianceBernstein Mutual Fund at NAV without any sales charge, if the reinvestment is made within 120 calendar days after the redemption date.

SYSTEMATIC WITHDRAWAL PLAN
The Strategies offer a systematic withdrawal plan that permits the redemption of Class A, Class B or Class C shares without payment of a CDSC. Under this plan, redemptions equal to 1% a month, 2% every two months or 3% a quarter of the value of a Strategy account would be free of a CDSC. Shares would be redeemed so that Class B shares not subject to a CDSC (such as shares acquired with reinvested dividends or distributions) would be redeemed first and Class B shares that are held the longest would be redeemed next. For Class A and Class
C shares, shares held the longest would be redeemed first.

CHOOSING A SHARE CLASS
Each share class represents an interest in the same portfolio of securities, but each class has its own sales charge and expense structure allowing you to choose the class that best fits your situation. In choosing a class of shares, you should consider:

..  the amount you intend to invest;

..  how long you expect to own shares;

..  expenses associated with owning a particular class of shares;

..  whether you qualify for any reduction or waiver of sales charges (for example, if you are making a large investment that qualifies for a QUANTITY
   DISCOUNT, you might consider purchasing Class A shares); and

..  whether a share class is available for purchase (Class R, K and I shares are only offered to group retirement plans, not individuals).

Among other things, Class A shares, with their lower Rule 12b-1 fees, are designed for investors with a long-term investing time frame. Class C shares should not be considered as a long-term investment because they are subject to a higher distribution fee indefinitely. Class C shares do not, however, have an initial sales charge or a CDSC so long as the shares are held for one year or more. Class C shares are designed for investors with a short-term investing time frame.

A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent or other financial intermediary, with respect to the purchase, sale or exchange of Class A, Class B, Class C or Advisor Class shares made through your financial advisor. Financial intermediaries, a fee-based program, or, for group retirement plans, a plan sponsor or plan fiduciary, also may impose requirements on the purchase, sale or exchange of shares that are different from, or in addition to, those described in this Prospectus and the
Strategies' SAI, including requirements as to the minimum initial and subsequent investment amounts. In addition, group retirement plans may not offer all classes of shares of a Strategy. A Strategy is not responsible for, and has no control over, the decision of any financial intermediary, plan sponsor or fiduciary to impose such differing requirements.

YOU SHOULD CONSULT YOUR FINANCIAL ADVISOR FOR ASSISTANCE IN CHOOSING A CLASS OF
STRATEGY SHARES.

PAYMENTS TO FINANCIAL ADVISORS AND THEIR FIRMS
Financial intermediaries market and sell shares of the Strategies. These financial intermediaries employ financial advisors and receive compensation for selling shares of the Strategies. This compensation is paid from various sources, including any sales charge, CDSC and/or Rule 12b-1 fee that you or the

                                                                             73

Strategies may pay. Your individual financial advisor may receive some or all of the amounts paid to the financial intermediary that employs him or her.

                       WHAT IS A FINANCIAL INTERMEDIARY?
  A financial intermediary is a firm that receives compensation for selling shares of the Strategies offered in this Prospectus and/or provides services to the Strategies' shareholders. Financial intermediaries may include, among others, your broker, your financial planner or advisors, banks and insurance companies. Financial intermediaries may employ financial advisors who deal with you and other investors on an individual basis.

All or a portion of the initial sales charge that you pay may be paid by ABI to financial intermediaries selling Class A shares. ABI may also pay financial intermediaries a fee of up to 1% on purchases of Class A shares that are sold without an initial sales charge.

ABI may pay, at the time of your purchase, a commission to financial intermediaries selling Class B shares in an amount equal to 4% of your investment for sales of Class B shares and an amount equal to 1% of your investment for sales of Class C shares.

For Class A, Class C, Class R and Class K shares, up to 100% and, for Class B shares, up to 30% of the Rule 12b-1 fees applicable to these classes of shares each year may be paid to financial intermediaries.

  Your financial advisor's firm receives compensation from the Strategies, ABI and/or the Adviser in several ways from various sources, which include some or all of the following:

  - upfront sales commissions;
  - Rule 12b-1 fees;
  - additional distribution support;
  - defrayal of costs for educational seminars and training; and
  - payments related to providing shareholder recordkeeping and/or transfer agency services.

  Please read this Prospectus carefully for information on this compensation.

OTHER PAYMENTS FOR DISTRIBUTION SERVICES AND EDUCATIONAL SUPPORT
In addition to the commissions paid to financial intermediaries at the time of sale and Rule 12b-1 fees, some or all of which may be paid to financial intermediaries (and, in turn, to your financial advisor), ABI, at its expense, currently provides additional payments to firms that sell shares of the
AllianceBernstein Mutual Funds. Although the individual components may be higher and the total amount of payments made to each qualifying firm in any given year may vary, the total amount paid to a financial intermediary in connection with the sale of shares of
the AllianceBernstein Mutual Funds will generally not exceed the sum of
(a) 0.25% of the current year's fund sales by that firm and (b) 0.10% of average daily net assets attributable to that firm over the year. These sums include payments to reimburse directly or indirectly the costs incurred by these firms and their employees in connection with educational seminars and training efforts about the AllianceBernstein Mutual Funds for the firms'
employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals. ABI may pay a portion of "ticket" or other transactional charges.

For 2012, ABI's additional payments to these firms for distribution services and educational support related to the AllianceBernstein Mutual Funds is expected to be approximately 0.05% of the average monthly assets of the
AllianceBernstein Mutual Funds, or approximately $19 million. In 2011, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein
Mutual Funds or approximately $17 million for distribution services and educational support related to the AllianceBernstein Mutual Funds.

A number of factors are considered in determining the additional payments, including each firm's AllianceBernstein Mutual Fund sales, assets and redemption rates, and the willingness and ability of the firm to give ABI access to its financial advisors for educational and marketing purposes. In some cases, firms will include the AllianceBernstein Mutual Funds on a
"preferred list". ABI's goal is to make the financial advisors who interact with current and prospective investors and shareholders more knowledgeable about the AllianceBernstein Mutual Funds so that they can provide suitable information and advice about the funds and related investor services.

The Strategies and ABI also make payments for recordkeeping and other transfer agency services to financial intermediaries that sell AllianceBernstein Mutual
Fund shares. Please see "Management of the Strategies--Transfer Agency and
Retirement Plan Services" below. These expenses paid by the Strategies are included in "Other Expenses" under "Fees and Expenses of the Strategies--Annual
Strategy Operating Expenses" in the Summary Information at the beginning of this Prospectus.

  IF ONE MUTUAL FUND SPONSOR MAKES GREATER DISTRIBUTION ASSISTANCE PAYMENTS
  THAN ANOTHER, YOUR FINANCIAL ADVISOR AND HIS OR HER FIRM MAY HAVE AN
  INCENTIVE TO RECOMMEND ONE FUND COMPLEX OVER ANOTHER. SIMILARLY, IF YOUR
  FINANCIAL ADVISOR OR HIS OR HER FIRM RECEIVES MORE DISTRIBUTION ASSISTANCE
  FOR ONE SHARE CLASS VERSUS ANOTHER, THEN THEY MAY HAVE AN INCENTIVE TO
  RECOMMEND THAT CLASS.

  PLEASE SPEAK WITH YOUR FINANCIAL ADVISOR TO LEARN MORE ABOUT THE TOTAL
  AMOUNTS PAID TO YOUR FINANCIAL ADVISOR AND HIS OR HER FIRM BY THE STRATEGIES,
  THE ADVISER, ABI AND BY SPONSORS OF OTHER MUTUAL FUNDS HE OR SHE MAY
  RECOMMEND TO YOU. YOU SHOULD ALSO CONSULT DISCLOSURES MADE BY YOUR FINANCIAL
  ADVISOR AT THE TIME OF PURCHASE.

As of the date of this Prospectus, ABI anticipates that the firms that will receive additional payments for distribution services and/or educational support include:

  Advisor Group, Inc.

  Ameriprise Financial Services
  AXA Advisors
  Cadaret, Grant & Co.
  CCO Investment Services Corp.
  Chase Investment Services
  Citigroup Global Markets, Inc.
  Commonwealth Financial Network
  Donegal Securities
  Financial Network Investment Company
  LPL Financial
  Merrill Lynch
  Morgan Stanley
  Multi-Financial Securities Corporation
  Northwestern Mutual Investment Services
  PrimeVest Financial Services
  Raymond James
  RBC Wealth Management
  Robert W. Baird
  UBS Financial Services
  Wells Fargo Advisors

Although the Strategies may use brokers and dealers that sell shares of the
Strategies to effect portfolio transactions, the Strategies do not consider the sale of AllianceBernstein Mutual Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.

HOW TO EXCHANGE SHARES
You may exchange your Strategy shares for shares of the same class of other
AllianceBernstein Mutual Funds (including AllianceBernstein Exchange Reserves, a money market fund managed by the Adviser) provided that the other fund offers the same class of shares and, in the case of retirement plans, is an investment option under the plan. Exchanges of shares are made at the next-determined NAV, without sales or service charges, after your order is received in proper form.
All exchanges are subject to the minimum investment restrictions set forth in the prospectus for the AllianceBernstein Mutual Fund whose shares are being acquired. You may request an exchange either directly or through your financial intermediary or, in the case of retirement plan participants, by following the procedures specified by your plan sponsor or plan recordkeeper. In order to receive a day's NAV, ABIS must receive and confirm your telephone exchange request by the Strategy Closing Time on that day. The Strategies may modify, restrict or terminate the exchange privilege on 60 days' written notice.

HOW TO SELL OR REDEEM SHARES
You may "redeem" your shares (i.e., sell your shares to a Strategy) on any day the Exchange is open, either directly or through your financial intermediary or, in the case of retirement plan participants, by following the procedures specified by your plan sponsor or plan recordkeeper. Your sale price will be the next-determined NAV, less any applicable CDSC, after the Strategy receives your redemption request in proper form. Normally, redemption proceeds are sent to you within seven days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the
Strategy is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days). For Advisor Class shares, if you are in doubt about what procedures or documents are required by your fee-based program or employee benefit plan to sell your shares, you should contact your financial advisor.

SELLING SHARES THROUGH YOUR FINANCIAL INTERMEDIARY OR RETIREMENT PLAN
Your financial intermediary or plan recordkeeper must receive your sales request by Strategy Closing Time, and submit it to the Strategy by a pre-arranged time for you to receive that day's NAV, less any applicable CDSC.
Your financial intermediary, plan sponsor or plan recordkeeper is responsible for submitting all necessary documentation to the Strategy and may charge you a fee for this service.

SELLING SHARES DIRECTLY TO THE STRATEGY
BY MAIL:
..  Send a signed letter of instruction or stock power, along with certificates, to:

          AllianceBernstein Investor Services, Inc.
          P.O. Box 786003
          San Antonio, TX 78278-6003

..  For certified or overnight deliveries, send to:

          AllianceBernstein Investor Services, Inc.
          8000 IH 10 W, 4th floor
          San Antonio, TX 78230

..  For your protection, a bank, a member firm of a national stock exchange or another eligible guarantor institution must guarantee signatures. Stock power forms are available from your financial intermediary, ABIS and many commercial banks. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries and surviving joint owners. If you have any questions about these procedures, contact ABIS.

BY TELEPHONE:
..  You may redeem your shares for which no stock certificates have been issued by telephone request. Call ABIS at 800-221-5672 with instructions on how you wish to receive your sale proceeds.

..  ABIS must receive and confirm a telephone redemption request by the Strategy
   Closing Time, for you to receive that day's NAV, less any applicable CDSC.

..  For your protection, ABIS will request personal or other information from you to verify your identity and will generally record the calls. Neither the
   Strategy nor the Adviser, ABIS, ABI or other Strategy agent will be liable for any loss, injury, damage or expense as a result of acting upon telephone instructions purporting to be on your behalf that ABIS reasonably believes to be genuine.

..  If you have selected electronic funds transfer in your Mutual Fund
   Application, the redemption proceeds will be sent directly to your bank.
   Otherwise, the proceeds will be mailed to you.

                                                                             75

..  Redemption requests by electronic funds transfer or check may not exceed
   $100,000 per Strategy account per day.

..  Telephone redemption is not available for shares held in nominee or "street name" accounts, retirement plan accounts, or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

FREQUENT PURCHASES AND REDEMPTIONS OF STRATEGY SHARES
The Board has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Strategy shares or excessive or short-term trading that may disadvantage long-term Strategy shareholders. These policies are described below. There is no guarantee that the Strategies will be able to detect excessive or short-term trading and to identify shareholders engaged in such practices, particularly with respect to transactions in omnibus accounts. Shareholders should be aware that application of these policies may have adverse consequences, as described below, and avoid frequent trading in
Strategy shares through purchases, sales and exchanges of shares. Each Strategy reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.

RISKS ASSOCIATED WITH EXCESSIVE OR SHORT-TERM TRADING GENERALLY. While the
Strategies will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a Strategy's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Strategy shares, especially involving large dollar amounts, may disrupt efficient portfolio management and cause a Strategy to sell portfolio securities at inopportune times to accommodate redemptions relating to short-term trading activity. In particular, a Strategy may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. In addition, a Strategy may incur increased administrative and other expenses due to excessive or short-term trading, including increased brokerage costs and realization of taxable capital gains.

Strategies that may invest significantly in securities of foreign issuers may be particularly susceptible to short-term trading strategies. This is because securities of foreign issuers are typically traded on markets that close well before the time a Strategy calculates its NAV at 4:00 p.m., Eastern time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Strategy share prices that are based on closing prices of securities of foreign issuers established some time before the Strategy calculates its own share price
(referred to as "time zone arbitrage"). The Strategies have procedures, referred to as fair value pricing, designed to adjust closing market prices of securities of foreign issuers to reflect what is believed to be the fair value of those securities at the time a Strategy calculates its NAV. While there is no assurance, the Strategies expect that the use of fair value pricing, in addition to the short-term trading policies discussed below, will significantly reduce a shareholder's ability to engage in time zone arbitrage to the detriment of other Strategy shareholders.

A shareholder engaging in a short-term trading strategy may also target a
Strategy that does not invest primarily in securities of foreign issuers. Any
Strategy that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). All
Strategies may be adversely affected by price arbitrage.

POLICY REGARDING SHORT-TERM TRADING. Purchases and exchanges of shares of the
Strategies should be made for investment purposes only. The Strategies will seek to prevent patterns of excessive purchases and sales of Strategy shares to the extent they are detected by the procedures described below. The Strategies reserve the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.

..  TRANSACTION SURVEILLANCE PROCEDURES. The Strategies, through their agents,
   ABI and ABIS, maintain surveillance procedures to detect excessive or short-term trading in Strategy shares. This surveillance process involves several factors, which include scrutinizing transactions in Strategy shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Generally, more than two exchanges of Strategy shares during any 60-day period or purchases of shares followed by a sale within 60 days will be identified by these surveillance procedures. For purposes of these transaction surveillance procedures, the Strategies may consider trading activity in multiple accounts under common ownership, control or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. With respect to managed or discretionary accounts for which the account owner gives his/her broker, investment adviser or other third party authority to buy and sell Strategy shares, the Strategies may consider trades initiated by the account owner, such as trades initiated in connection with bona fide cash management purposes, separately in their analysis. These surveillance procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances.

..  ACCOUNT BLOCKING PROCEDURES. If the Strategies determine, in their sole discretion, that a particular transaction or pattern of transactions identified by the transaction surveillance procedures described above is excessive or short-term trading in nature, the Strategies will take remedial actions that may include issuing a warning, revoking certain account-related activities (such as the ability to place purchase, sale and exchange orders over the internet or by phone) or prohibiting or "blocking" future purchase or sale activity. However, sales of Strategy shares back to a Strategy or redemptions will continue to be permitted in accordance with the terms of the Strategy's current Prospectus. As a result, unless the shareholder redeems his or her shares, which may have consequences if the shares have declined in value, a CDSC is applicable or adverse tax consequences may result, the shareholder may be "locked" into an unsuitable investment. A blocked account will generally remain blocked for 90 days. Subsequent detections of excessive or short-term trading may result in an indefinite account block, or an account block until the account holder or the associated broker, dealer or other financial intermediary provides evidence or assurance acceptable to the Strategy that the account holder did not or will not in the future engage in excessive or short-term trading.

..  APPLICATIONS OF SURVEILLANCE PROCEDURES AND RESTRICTIONS TO OMNIBUS
   ACCOUNTS. Omnibus account arrangements are common forms of holding shares of the Strategies, particularly among certain brokers, dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Strategies apply their surveillance procedures to these omnibus account arrangements. As required by Commission rules, the Strategies have entered into agreements with all of their financial intermediaries that require the financial intermediaries to provide the Strategies, upon the request of the Strategies or their agents, with individual account level information about their transactions. If the
   Strategies detect excessive trading through their monitoring of omnibus accounts, including trading at the individual account level, the financial intermediaries will also execute instructions from the Strategies to take actions to curtail the activity, which may include applying blocks to accounts to prohibit future purchases and exchanges of Strategy shares. For certain retirement plan accounts, the Strategies may request that the retirement plan or other intermediary revoke the relevant participant's privilege to effect transactions in Strategy shares via the internet or telephone, in which case the relevant participant must submit future transaction orders via the U.S. Postal Service (i.e., regular mail).

HOW THE STRATEGIES VALUE THEIR SHARES
The price of each Strategy's shares is based on its NAV, which in turn is based on the NAVs of the Underlying Portfolios in which it invests. Each Strategy's
NAV is calculated at the close of regular trading on each day the Exchange is open (ordinarily, 4:00 p.m., Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). To calculate NAV, a Strategy's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Because the Underlying Portfolios may invest in securities that are primarily traded on foreign exchanges that trade on weekends or other days when the Strategy does not price its shares, the value of a Strategy's shares may change on days when the Strategy's NAV is not calculated and shareholders will not be able to purchase or redeem their shares in the
Strategy.

Each Underlying Portfolio values its securities at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Underlying Portfolios' Board of Trustees (the "Trustees"). When an
Underlying Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. An Underlying Portfolio may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by an Underlying
Portfolio to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Each Underlying Portfolio expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. An Underlying Portfolio may use fair value pricing more frequently for securities primarily traded in non-U.S.
markets because, among other things, most foreign markets close well before the
Underlying Portfolio values its securities at 4:00 p.m., Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. For example, each Underlying Portfolio believes that foreign security values may be affected by events that occur after the close of foreign securities markets. To account for this, the Underlying Portfolios may frequently value many of their foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the oversight of the Trustees, the Board and the Trustees have delegated responsibility for valuing each Underlying Portfolio's assets to the
Adviser. The Adviser has established a Valuation Committee, which operates under the policies and procedures approved by the Trustees, to value each
Underlying Portfolio's assets on behalf of the Underlying Portfolio. The
Valuation Committee values Underlying Portfolio assets as described above. More information about the valuation of the Underlying Portfolios' assets is available in the Underlying Portfolios' SAI.

                                                                             77

MANAGEMENT OF THE STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Each Strategy's investment adviser is AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105. The Adviser is a leading international investment adviser managing client accounts with assets as of September 30,
2012 totaling approximately $419 billion (of which more than $85 billion represented assets of registered investment companies sponsored by the
Adviser). As of September 30, 2012, the Adviser managed retirement assets for many of the largest public and private employee benefit plans (including 16 of the nation's FORTUNE 100 companies), for public employee retirement funds in 31 states and the District of Columbia, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 33 registered investment companies managed by the Adviser, comprising approximately 120 separate investment portfolios, had as of September 30, 2012 approximately 2.7 million shareholder accounts.

The Adviser provides investment advisory services for each Strategy and for directing the purchase and sale of the Underlying Portfolios in which they invest. For these advisory services, each Strategy paid the Adviser during its most recent fiscal year a management fee as a percentage of average daily net assets as shown in the table below.

                                             MANAGEMENT FEE
                                          (AS A PERCENTAGE OF
ALLIANCEBERNSTEIN RETIREMENT STRATEGY  AVERAGE DAILY NET ASSETS)*
-----------------------------------------------------------------
      2000 Retirement Strategy                    0.00%
      2005 Retirement Strategy                    0.00%
      2010 Retirement Strategy                    0.15%
      2015 Retirement Strategy                    0.37%
      2020 Retirement Strategy                    0.41%
      2025 Retirement Strategy                    0.41%
      2030 Retirement Strategy                    0.39%
      2035 Retirement Strategy                    0.33%
      2040 Retirement Strategy                    0.29%
      2045 Retirement Strategy                    0.21%
      2050 Retirement Strategy                    0.00%
      2055 Retirement Strategy                    0.00%

*Fee stated net of any fee waivers and/or reimbursements. See "Fees and
 Expenses of the Strategy" in the Summary Information at the beginning of this
 Prospectus for more information about fee waivers.

A discussion regarding the basis for the Board's approval of the Strategies'
investment advisory agreement is available in the Strategies' annual report to shareholders for the fiscal year ended August 31, 2012.

The Adviser is also responsible for the selection and management of the
Underlying Portfolios' portfolio investments. The Adviser does not receive a fee for managing the Underlying Portfolios.

The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, hedge funds, pension funds and other institutional investors. The Adviser may receive management fees, including performance fees, that may be higher or lower than the advisory fees it receives from the Strategies. Certain other clients of the Adviser may have investment objectives and policies similar to those of a Strategy or an
Underlying Portfolio. The Adviser may, from time to time, make recommendations that result in the purchase or sale of a particular security by its other clients simultaneously with a Strategy or an Underlying Portfolio. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner that is deemed equitable by the Adviser to the accounts involved
(including an Underlying Portfolio). When two or more of the clients of the
Adviser (including an Underlying Portfolio) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

PORTFOLIO MANAGERS
The management of, and investment decisions for, the Strategies are made by the
Multi-Asset Solutions Team, comprised of senior portfolio managers. The
Multi-Asset Solutions Team relies heavily on the Adviser's growth, value and fixed-income investment teams and, in turn, the fundamental research of the
Adviser's large internal research staff. No one person is principally responsible for coordinating the Strategies' investments.

The following table lists the persons within the Multi-Asset Solutions Team with the most significant responsibility for day-to-day management of the
Strategies, the length of time that each person has been jointly and primarily responsible for the Strategies, and each person's principal occupation during the past five years:

                                                 PRINCIPAL OCCUPATION DURING
EMPLOYEE; YEAR; TITLE                              THE PAST FIVE (5) YEARS
-----------------------------------------------------------------------------------
Dokyoung Lee; since 2008; Senior Vice       Senior Vice President of the Adviser,
President of the Adviser                    with which he has been associated
                                            since prior to 2007, and Director of
                                            Research--Strategic Asset Allocation
                                            since 2008.

Seth J. Masters; since inception; Senior    Senior Vice President of the Adviser,
Vice President of the Adviser               with which he has been associated
                                            since prior to 2007, and Chief
                                            Investment Officer of Asset Allocation
                                            and Bernstein Global Wealth
                                            Management.

Christopher H. Nikolich; since inception;   Senior Vice President of the Adviser,
Senior Vice President of the Adviser        with which he has been associated
                                            since prior to 2007, and Head of
                                            Research and Investment Design--
                                            Defined Contribution Investments.

Patrick J. Rudden; since 2009; Senior Vice  Senior Vice President of the Adviser,
President of the Adviser                    with which he has been associated
                                            since prior to 2007, and Head of Blend
                                            Strategies.

The Strategies' SAI provides additional information about the Portfolio
Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities in the Strategies.

PERFORMANCE OF EQUITY AND FIXED-INCOME INVESTMENT TEAMS
Certain of the investment teams employed by the Adviser in managing each
Strategy have experience in managing discretionary accounts of institutional clients and/or other registered investment companies and portions thereof (the
"Historical Accounts") that have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies as those applicable to the portions of the Strategies they manage.
The Historical Accounts that are not registered investment companies or portions thereof are not subject to certain limitations, diversification requirements and other restrictions imposed under the Investment Company Act of
1940 and the Internal Revenue Code to which the Strategies, as registered investment companies, are subject and which, if applicable to the Historical
Accounts, may have adversely affected the performance of the Historical
Accounts.

Set forth below is performance data provided by the Adviser relating to all the
Historical Accounts that have substantially the same investment objectives and policies and essentially the same investment strategies as the Strategies managed by the investment teams that manage the Strategies' assets. Performance data is shown for the period during which the relevant investment team of the
Adviser or Bernstein managed the Historical Accounts through September 30,
2012. The aggregate assets for the Historical Accounts managed by each investment team as of September 30, 2012 are also shown. Each of an investment team's Historical Accounts has a nearly identical composition of investment holdings and related percentage weightings.

The performance data is net of all fees (including brokerage commissions)
charged to the Historical Accounts, calculated on a monthly basis. The data has not been adjusted to reflect any fees that will be payable by the Strategies, which may be higher than the fees imposed on the Historical Accounts, and will reduce the returns of the Strategies. Expenses associated with the distribution of Class A, Class B and Class C shares of the Strategies in accordance with the plan adopted by the Board under Commission Rule 12b-1 are also excluded. Except as noted, the performance data has also not been adjusted for corporate or individual taxes, if any, payable by account owners.

The Adviser has calculated the investment performance of the Historical
Accounts on a trade-date basis. Dividends have been accrued at the end of the month and cash flows weighted daily. Composite investment performance for U.S.
Diversified Value, International Large Cap Value and International Large Cap
Growth accounts has been determined on an equal-weighted basis for periods prior to January 1, 2003 and on an asset-weighted basis for periods subsequent thereto. Composite investment performance for all other accounts has been determined on an asset-weighted basis. New accounts are included in the composite investment performance computations at the beginning of the month following the initial contribution. The total returns set forth below are calculated using a method that links the monthly return amounts for the disclosed periods, resulting in a time-weighted rate of return. Other methods of computing the investment performance of the Historical Accounts may produce different results, and the results for different periods may vary.

The Russell 1000(R) universe of securities is compiled by Frank Russell Company and is segmented into two style indices, based on a "non-linear probability"
method to assign stocks to the growth and value style indices. The term
"probability" is used to indicate the degree of certainty that a stock is value or growth based on its relative book-to-price ratio and I/B/E/S forecast long-term growth mean. The Russell 1000(R) Growth Index ("Russell 1000 Growth")
is designed to include those Russell 1000(R) securities with higher price-to-book ratios and higher forecasted growth values. In contrast, the
Russell 1000(R) Value Index ("Russell 1000 Value") is designed to include those
Russell 1000(R) securities with lower price-to-book ratios and lower forecasted growth values.

The Russell 2500(TM) Index measures the performance of the small-and mid-capitalization segment of U.S. equities. It includes the approximately
2,500 of the smallest securities based on a combination of their current market cap and current index membership.

The Russell 2500(TM) Growth Index ("Russell 2500 Growth") measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2500(TM) Value Index ("Russell 2500 Value") measures the performance of those Russell 2500 companies with lower price to-book ratios and lower forecasted growth values.

The Morgan Stanley Capital International Europe, Australasia, Far East Index
(the "MSCI EAFE Index") is an international, unmanaged, weighted stock market index that includes over 1,000 securities listed on the stock exchanges of 21 developed market countries from Europe, Australia, Asia and the Far East.

The unmanaged Barclays Capital U.S. Aggregate Bond Index ("Barclays Capital
Aggregate") is composed of the Mortgage-Backed Securities Index, the
Asset-Backed Securities Index and the Government/Corporate Bond Index. It is a
broad measure of the performance of taxable bonds in the U.S. market, with maturities of at least one year.

The Barclays Capital U.S Corporate High Yield 2% Issuer Cap Index ("Barclays
Capital U.S. High Yield") is an unmanaged, market value-weighted index that tracks the performance of non-investment grade, fixed-rate, publicly placed, dollar-denominated, and non-convertible debt registered with the Commission.
The Index limits the maximum exposure to any one issuer to 2%.

The BofA Merrill Lynch U.S. Treasury 1-3 Year Index ("BofA Merrill Lynch
Treasury 1-3 Year Index") is an unmanaged index comprised of U.S. Government securities, including agency securities, with remaining maturities, at month end, of one to three years.

To the extent an investment team utilizes investment techniques such as futures or options, the indices shown may not

                                                                             79

be substantially comparable to the performance of the investment team's
Historical Accounts. The indices shown are included to illustrate material economic and market factors that existed during the time period shown. None of the indices reflects the deduction of any fees. If an investment team were to purchase a portfolio of securities substantially identical to the securities comprising the relevant index, the performance of the portion of the Strategy managed by that investment team relative to the index would be reduced by the
Strategy's expenses, including brokerage commissions, advisory fees, distribution fees, custodial fees, transfer agency costs and other administrative expenses, as well as by the impact on the Strategy's shareholders of sales charges and income taxes.

The performance data below is provided solely to illustrate each investment team's performance in managing the Historical Accounts as measured against certain broad-based market indices. The performance of each Strategy will be affected both by the performance of each investment team managing a portion of the Strategy's assets and by the Adviser's allocation of the Strategy's portfolio among its various investment teams. If some or all of the investment teams employed by the Adviser in managing a Strategy were to perform relatively poorly, and/or if the Adviser were to allocate more of the Strategy's portfolio to relatively poorly performing investment teams, the performance of the
Strategy would suffer. Investors should not rely on the performance data of the
Historical Accounts as an indication of future performance of all or any portion of the Strategies.

The investment performance for the periods presented may not be indicative of future rates of return. The performance was not calculated pursuant to the methodology established by the Commission that will be used to calculate the
Strategies' performance. The use of methodology different from that used to calculate performance could result in different performance data.

HISTORICAL ACCOUNTS
--------------------------------------------------------------------------------

NET OF FEES PERFORMANCE
For periods ended September 30, 2012, with their Aggregate Assets as of
September 30, 2012

INVESTMENT TEAMS AND                           ASSETS                                     SINCE   INCEPTION
BENCHMARKS                                  (IN MILLIONS) 1 YEAR 3 YEAR 5 YEAR  10 YEAR INCEPTION   DATES
-----------------------------------------------------------------------------------------------------------
EQUITY
-----------------------------------------------------------------------------------------------------------
US Large Cap Growth                           $2,836.2    31.26% 10.32%   0.91%  6.62%   12.59%   12/31/77
Russell 1000 Growth                                       29.19% 14.73%   3.24%  8.41%      N/A*
-----------------------------------------------------------------------------------------------------------
US Small/Mid Cap Growth                       $1,530.8    30.02% 20.64%   6.07%    N/A    9.37%   12/31/04
Russell 2500 Growth                                       29.52% 15.17%   3.26%    N/A    6.23%
-----------------------------------------------------------------------------------------------------------
US Small/Mid Cap Value                        $3,584.9    28.73% 11.34%   2.49% 10.95%    9.54%   12/31/00
Russell 2500 Value                                        32.15% 13.05%   2.21% 10.34%    8.14%
-----------------------------------------------------------------------------------------------------------
US Diversified Value                          $3,567.8    26.22%  8.49%  -4.21%  6.16%    4.13%    3/31/99
Russell 1000 Value                                        30.92% 11.84%  -0.90%  8.17%    4.51%
-----------------------------------------------------------------------------------------------------------
International Large Cap Growth                  $799.8    11.60% -1.19%  -9.88%  5.09%    4.32%   12/31/90
MSCI EAFE Index                                           13.75%  2.12%  -5.24%  8.20%    5.20%
-----------------------------------------------------------------------------------------------------------
International Large Cap Value                 $3,742.6     7.41% -3.58% -10.93%  6.96%    3.02%    9/30/99
MSCI EAFE Index                                           13.75%  2.12%  -5.24%  8.20%    2.45%
-----------------------------------------------------------------------------------------------------------
TAXABLE BOND
-----------------------------------------------------------------------------------------------------------
U.S. Core Fixed Income                          $229.3     5.87%  7.25%   6.79%  5.47%    6.93%   12/31/86
Barclays Capital Aggregate                                 5.16%  6.19%   6.53%  5.32%    7.12%
-----------------------------------------------------------------------------------------------------------
High Yield Bond                                 $593.0    19.41% 13.14%   9.62% 10.13%    8.55%   12/31/86
Barclays Capital U.S. High Yield                          19.35% 12.82%   9.50% 10.93%    8.95%
-----------------------------------------------------------------------------------------------------------
Low Duration                                  $1,665.6     1.58%  2.86%   2.18%  2.56%    4.02%   12/31/95
BofA Merrill Lynch Treasury 1-3 year Index                 0.56%  1.43%   2.79%  2.80%    4.21%
-----------------------------------------------------------------------------------------------------------

*The Inception Date for the Russell 1000 Growth Index was December 31, 1978;
 the total returns for U.S. Large Cap Growth Strategy and that benchmark from that date through 9/30/2012 were 12.56% and 10.68%, respectively.

TRANSFER AGENCY AND RETIREMENT PLAN SERVICES
ABIS acts as the transfer agent for each Strategy. ABIS, an indirect wholly-owned subsidiary of the Adviser, registers the transfer, issuance and redemption of Strategy shares and disburses dividends and other distributions to the Strategies' shareholders.

Many Strategy shares are owned by financial intermediaries for the benefit of their customers. Retirement plans may also hold Strategy shares in the name of the plan, rather than the participant. In those cases, the Strategies often do not maintain an account for you. Thus, some or all of the transfer agency functions for these and certain other accounts are performed by the financial intermediaries and plan recordkeepers. The Strategies, ABI and/or the Adviser pay to these financial intermediaries and recordkeepers, including those that sell shares of the AllianceBernstein Mutual Funds, fees for sub-transfer agency and recordkeeping services in amounts ranging up to $19 per

customer fund account per annum and/or up to 0.25% per annum of the average daily assets held through the intermediary. To the extent any of these payments for recordkeeping services or transfer agency services are made by the
Strategies, they are included in the amount appearing opposite the caption
"Other Expenses" found in the Strategy expense tables under "Fees and Expenses of the Strategies" in the Summary Information at the beginning of this
Prospectus. In addition, financial intermediaries may be affiliates of entities that receive compensation from the Adviser or ABI for maintaining retirement plan "platforms" that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

Because financial intermediaries and plan recordkeepers may be paid varying amounts per class for sub-transfer agency and related recordkeeping services, the service requirements of which may also vary by class, this may create an additional incentive for financial intermediaries and their financial advisors to favor one fund complex over another or one class of shares over another.

                                                                             81

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Each Strategy's income dividends and capital gains distributions, if any, declared by a Strategy on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the same class of shares of that Strategy. If paid in additional shares, the shares will have an aggregate NAV as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the dividend or distribution. You may make an election to receive dividends and distributions in cash or in shares at the time you purchase shares. Your election can be changed at any time prior to a record date for a dividend. There is no sales or other charge in connection with the reinvestment of dividends or capital gains distributions. Cash dividends may be paid by check, or, at your election, electronically via the ACH network.

If you receive an income dividend or capital gains distribution in cash you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of that Strategy without charge by returning to the Adviser, with appropriate instructions, the check representing the dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of that Strategy.

Investments made through a 401(k) plan, 457 plan, employer sponsored 403(b)
plan, profit sharing and money purchase plan, defined benefit plan or a nonqualified deferred compensation plan are subject to special United States federal income tax rules. Therefore, the federal income tax consequences described in this section apply only to investments made other than by such plans.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Strategy or an Underlying Portfolio owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that a
Strategy or an Underlying Portfolio owned for more than one year and that are properly designated by a Strategy as capital gains distributions will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Strategy or an Underlying Portfolio owned for one year or less will be taxable as ordinary income. For taxable years beginning on or before December 31, 2012, distributions of investment income designated by a
Strategy as derived from "qualified dividend income"--as further defined in the
Strategies' SAI--will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided that holding period and other requirements are met by both the shareholder and Strategy level.

While it is the intention of each Strategy to distribute to its shareholders substantially all of each fiscal year's net investment income and net realized capital gains, if any, the amount and timing of any dividend or distribution will depend on the realization by the Strategy of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that a Strategy will pay any dividends or realize any capital gains. The final determination of the amount of a Strategy's return of capital distributions for the period will be made after the end of each taxable year.

An investment by a Strategy or an Underlying Portfolio in securities of foreign issuers may be subject to foreign withholding taxes. In that case, the
Strategy's yield (either directly or indirectly as a result of such taxes being imposed on the Underlying Portfolio) on those securities would be decreased.
None of the Strategies generally expects that shareholders will be able to claim a credit or a deduction with respect to foreign taxes. In addition, a
Strategy's or an Underlying Portfolio's investment in securities of foreign issuers or foreign currencies may increase or decrease the Strategy's recognition of ordinary income and may affect the timing or amount of the
Strategy's distributions.

An Underlying Portfolio's or a Strategy's investment in certain debt obligations may cause them to recognize taxable income in excess of the cash generated by such obligations. Thus, a Strategy or an Underlying Portfolio could be required to sell other investments in order to satisfy their distribution requirements.

If you buy shares just before a Strategy deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

The sale or exchange of Strategy shares is a taxable transaction for federal income tax purposes.

Each year shortly after December 31, each Strategy will send you tax information stating the amount and type of all its distributions for the year.
You are encouraged to consult your tax adviser about the federal, state, and local tax consequences in your particular circumstances, as well as about any possible foreign tax consequences.

NON-U.S. SHAREHOLDERS
If you are a non-resident alien individual or a foreign corporation for federal income tax purposes, please see the Strategies' SAI for information on how you will be taxed as a result of holding shares in the Strategies.

GENERAL INFORMATION
--------------------------------------------------------------------------------

Under unusual circumstances, a Strategy may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law.
Each Strategy reserves the right to close an account that has remained below
$1,000 for 90 days.

During drastic economic or market developments, you might have difficulty in reaching ABIS by telephone, in which event you should issue written instructions to ABIS. ABIS is not responsible for the authenticity of telephone requests to purchase, sell, or exchange shares. ABIS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it fails to do so.
Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

Shareholder Services. ABIS offers a variety of shareholder services. For more information about these services or your account, call ABIS's toll-free number,
800-221-5672. Some services are described in the Mutual Fund Application.

Householding. Many shareholders of the AllianceBernstein Mutual Funds have family members living in the same home who also own shares of the same
Strategies. In order to reduce the amount of duplicative mail that is sent to homes with more than one Strategy account and to reduce expenses of the
Strategies, all AllianceBernstein Mutual Funds will, until notified otherwise, send only one copy of each prospectus, shareholder report and proxy statement to each household address. This process, known as "householding," does not apply to account statements, confirmations, or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call ABIS at 800-221-5672. We will resume separate mailings for your account within 30 days of your request.

                                                                             83

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

This Prospectus uses the following terms.

EQUITY SECURITIES include (i) common stocks, partnership interests, business trust shares and other equity or ownership interests in business enterprises and (ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares and interests.

FIXED-INCOME SECURITIES are debt securities and dividend-paying preferred stocks, including floating rate and variable rate instruments.

BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX provides a measure of the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade (must be Baa3/BBB- or higher using the middle rating of Moody's Investors Service, Inc., Standard and Poor's Rating Services, and
Fitch Ratings) government bonds, investment grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly for sale in the United States.

S&P 500 STOCK INDEX is a stock market index containing the stocks of 500 U.S.
large-capitalization corporations. Widely regarded as the best single gauge of the U.S. equities market, the S&P 500 Stock Index includes a representative sample of 500 leading companies in leading industries of the U.S. economy.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand each
Strategy's financial performance for the past five years. Certain information reflects financial results for a single share of each Strategy. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Strategy (assuming reinvestment of all dividends and distributions). This information for the three most recently completed fiscal years has been audited by Ernst & Young LLP, independent registered public accounting firm and the information for the previous years has been audited by the previous independent registered public accounting firm for the
Strategies. The reports of the independent accounting firms, along with the
Strategy's financial statements, are included in the Strategy's annual report, which is available upon request.

                                                                             85

ALLIANCEBERNSTEIN 2000 RETIREMENT STRATEGY
--------------------------------------------------------------------------------
                                                                                           CLASS A
                                                                                    YEAR ENDED AUGUST 31,
                                                                        2012      2011       2010      2009     2008
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $10.58  $ 9.90     $ 9.35     $10.58   $11.73
                                                                       ------  ------     ------     ------   ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .29     .26        .18        .26      .44
Net realized and unrealized gain (loss) on investment transactions        .14     .69        .57      (1.10)   (1.07)
                                                                       ------  ------     ------     ------   ------
Net increase (decrease) in net asset value from operations                .43     .95        .75       (.84)    (.63)
                                                                       ------  ------     ------     ------   ------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.26)   (.27)      (.20)      (.21)    (.36)
Distributions from net realized gain on investment transactions           -0-     -0-        -0-       (.18)    (.16)
                                                                       ------  ------     ------     ------   ------
Total dividends and distributions                                        (.26)   (.27)      (.20)      (.39)    (.52)
                                                                       ------  ------     ------     ------   ------
Net asset value, end of period                                         $10.75  $10.58     $ 9.90     $ 9.35   $10.58
                                                                       ======  ======     ======     ======   ======
TOTAL RETURN
Total investment return based on net asset value(c)                      4.16%   9.68%      8.07%     (7.29)%  (5.59)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $3,167  $6,215     $6,422     $6,608   $5,952
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                               .83%    .81%(e)    .82%(e)    .82%     .82%
 Expenses, before waivers/reimbursements(d)                              2.28%   1.97%(e)   2.25%(e)   2.64%    2.77%
 Net investment income(b)                                                2.73%   2.46%(e)   1.81%(e)   3.14%    3.87%
Portfolio turnover rate                                                    43%     36%        41%        40%      66%
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                                          CLASS B
                                                                                   YEAR ENDED AUGUST 31,
                                                                        2012      2011      2010      2009     2008
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $10.44  $ 9.76     $9.22     $10.41   $11.60
                                                                       ------  ------     -----     ------   ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .13     .21       .09        .23      .35
Net realized and unrealized gain (loss) on investment transactions        .22     .66       .58      (1.11)   (1.04)
                                                                       ------  ------     -----     ------   ------
Net increase (decrease) in net asset value from operations                .35     .87       .67       (.88)    (.69)
                                                                       ------  ------     -----     ------   ------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.11)   (.19)     (.13)      (.13)    (.34)
Distributions from net realized gain on investment transactions           -0-     -0-       -0-       (.18)    (.16)
                                                                       ------  ------     -----     ------   ------
Total dividends and distributions                                        (.11)   (.19)     (.13)      (.31)    (.50)
                                                                       ------  ------     -----     ------   ------
Net asset value, end of period                                         $10.68  $10.44     $9.76     $ 9.22   $10.41
                                                                       ======  ======     =====     ======   ======
TOTAL RETURN
Total investment return based on net asset value(c)                      3.36%   8.99%     7.30%     (8.02)%  (6.21)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $  182  $  149     $ 169     $   88   $  180
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                              1.53%   1.51%(e)  1.52%(e)   1.52%    1.52%
 Expenses, before waivers/reimbursements(d)                              3.02%   2.69%(e)  3.03%(e)   3.43%    3.50%
 Net investment income(b)                                                1.28%   1.98%(e)   .90%(e)   2.75%    3.14%
Portfolio turnover rate                                                    43%     36%       41%        40%      66%
---------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

--------------------------------------------------------------------------------
                                                                                          CLASS C
                                                                                   YEAR ENDED AUGUST 31,
                                                                        2012      2011      2010      2009     2008
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $10.44  $ 9.76     $9.22     $10.41   $11.60
                                                                       ------  ------     -----     ------   ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .16     .21       .11        .23      .36
Net realized and unrealized gain (loss) on investment transactions        .18     .66       .56      (1.11)   (1.05)
                                                                       ------  ------     -----     ------   ------
Net increase (decrease) in net asset value from operations                .34     .87       .67       (.88)    (.69)
                                                                       ------  ------     -----     ------   ------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.14)   (.19)     (.13)      (.13)    (.34)
Distributions from net realized gain on investment transactions           -0-     -0-       -0-       (.18)    (.16)
                                                                       ------  ------     -----     ------   ------
Total dividends and distributions                                        (.14)   (.19)     (.13)      (.31)    (.50)
                                                                       ------  ------     -----     ------   ------
Net asset value, end of period                                         $10.64  $10.44     $9.76     $ 9.22   $10.41
                                                                       ======  ======     =====     ======   ======
TOTAL RETURN
Total investment return based on net asset value(c)                      3.36%   8.99%     7.30%     (8.02)%  (6.21)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $  463  $  524     $ 823     $  882   $1,327
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                              1.53%   1.51%(e)  1.52%(e)   1.52%    1.52%
 Expenses, before waivers/reimbursements(d)                              2.98%   2.72%(e)  2.97%(e)   3.36%    3.42%
 Net investment income(b)                                                1.54%   2.03%(e)  1.10%(e)   2.71%    3.11%
Portfolio turnover rate                                                    43%     36%       41%        40%      66%
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                                       ADVISOR CLASS
                                                                                   YEAR ENDED AUGUST 31,
                                                                        2012      2011      2010      2009     2008
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $10.63  $ 9.95     $9.39     $10.63   $11.78
                                                                       ------  ------     -----     ------   ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .34     .31       .19        .31      .45
Net realized and unrealized gain (loss) on investment transactions        .12     .68       .60      (1.13)   (1.05)
                                                                       ------  ------     -----     ------   ------
Net increase (decrease) in net asset value from operations                .46     .99       .79       (.82)    (.60)
                                                                       ------  ------     -----     ------   ------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.29)   (.31)     (.23)      (.24)    (.39)
Distributions from net realized gain on investment transactions           -0-     -0-       -0-       (.18)    (.16)
                                                                       ------  ------     -----     ------   ------
Total dividends and distributions                                        (.29)   (.31)     (.23)      (.42)    (.55)
                                                                       ------  ------     -----     ------   ------
Net asset value, end of period                                         $10.80  $10.63     $9.95     $ 9.39   $10.63
                                                                       ======  ======     =====     ======   ======
TOTAL RETURN
Total investment return based on net asset value(c)                      4.46%   9.98%     8.43%     (7.01)%  (5.39)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $   60  $  211     $ 742     $  521   $  553
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                               .53%    .51%(e)   .52%(e)    .52%     .52%
 Expenses, before waivers/reimbursements(d)                              2.40%   1.68%(e)  1.95%(e)   2.32%    2.35%
 Net investment income(b)                                                3.02%   2.92%(e)  1.90%(e)   3.57%    3.78%
Portfolio turnover rate                                                    43%     36%       41%        40%      66%
---------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

                                                                             87

--------------------------------------------------------------------------------
                                                                                           CLASS R
                                                                                    YEAR ENDED AUGUST 31,
                                                                        2012      2011       2010      2009     2008
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $10.41  $ 9.76     $ 9.24     $10.46   $11.54
                                                                       ------  ------     ------     ------   ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .24     .25        .14        .20      .49
Net realized and unrealized gain (loss) on investment transactions        .16     .68        .58      (1.04)   (1.13)
                                                                       ------  ------     ------     ------   ------
Net increase (decrease) in net asset value from operations                .40     .93        .72       (.84)    (.64)
                                                                       ------  ------     ------     ------   ------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.20)   (.28)      (.20)      (.20)    (.28)
Distributions from net realized gain on investment transactions           -0-     -0-        -0-       (.18)    (.16)
                                                                       ------  ------     ------     ------   ------
Total dividends and distributions                                        (.20)   (.28)      (.20)      (.38)    (.44)
                                                                       ------  ------     ------     ------   ------
Net asset value, end of period                                         $10.61  $10.41     $ 9.76     $ 9.24   $10.46
                                                                       ======  ======     ======     ======   ======
TOTAL RETURN
Total investment return based on net asset value(c)                      3.90%   9.54%      7.81%     (7.46)%  (5.78)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $1,137  $1,524     $2,600     $1,437   $  350
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                              1.03%   1.01%(e)   1.02%(e)   1.02%    1.02%
 Expenses, before waivers/reimbursements(d)                              2.41%   2.25%(e)   2.38%(e)   2.69%    2.91%
 Net investment income(b)                                                2.27%   2.38%(e)   1.47%(e)   2.39%    3.27%
Portfolio turnover rate                                                    43%     36%        41%        40%      66%
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                                             CLASS K
                                                                                      YEAR ENDED AUGUST 31,
                                                                         2012      2011        2010       2009      2008
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 10.34  $  9.69     $  9.17     $ 10.40   $ 11.55
                                                                       -------  -------     -------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                                .26      .26         .17         .26       .38
Net realized and unrealized gain (loss) on investment transactions         .16      .69         .57       (1.08)     (.98)
                                                                       -------  -------     -------     -------   -------
Net increase (decrease) in net asset value from operations                 .42      .95         .74        (.82)     (.60)
                                                                       -------  -------     -------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                      (.26)    (.30)       (.22)       (.23)     (.39)
Distributions from net realized gain on investment transactions            -0-      -0-         -0-        (.18)     (.16)
                                                                       -------  -------     -------     -------   -------
Total dividends and distributions                                         (.26)    (.30)       (.22)       (.41)     (.55)
                                                                       -------  -------     -------     -------   -------
Net asset value, end of period                                         $ 10.50  $ 10.34     $  9.69     $  9.17   $ 10.40
                                                                       =======  =======     =======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                       4.15%    9.85%       8.06%      (7.27)%   (5.50)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $14,161  $19,922     $17,245     $14,477   $14,183
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                                .78%     .76%(e)     .77%(e)     .77%      .77%
 Expenses, before waivers/reimbursements(d)                               2.07%    1.99%(e)    2.11%(e)    2.42%     2.63%
 Net investment income(b)                                                 2.51%    2.50%(e)    1.79%(e)    3.18%     3.40%
Portfolio turnover rate                                                     43%      36%         41%         40%       66%
---------------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

--------------------------------------------------------------------------------
                                                                                           CLASS I
                                                                                    YEAR ENDED AUGUST 31,
                                                                        2012      2011       2010      2009     2008
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $10.37  $ 9.73     $ 9.20     $10.44   $11.60
                                                                       ------  ------     ------     ------   ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .17     .33        .22        .23      .48
Net realized and unrealized gain (loss) on investment transactions        .27     .64        .56      (1.03)   (1.06)
                                                                       ------  ------     ------     ------   ------
Net increase (decrease) in net asset value from operations                .44     .97        .78       (.80)    (.58)
                                                                       ------  ------     ------     ------   ------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.29)   (.33)      (.25)      (.26)    (.42)
Distributions from net realized gain on investment transactions           -0-     -0-        -0-       (.18)    (.16)
                                                                       ------  ------     ------     ------   ------
Total dividends and distributions                                        (.29)   (.33)      (.25)      (.44)    (.58)
                                                                       ------  ------     ------     ------   ------
Net asset value, end of period                                         $10.52  $10.37     $ 9.73     $ 9.20   $10.44
                                                                       ======  ======     ======     ======   ======
TOTAL RETURN
Total investment return based on net asset value(c)                      4.43%  10.01%      8.48%     (7.00)%  (5.28)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $3,525  $1,656     $1,402     $1,981   $  768
Ratio to average net assets of:
 Expenses, net of waivers/ reimbursements(d)                              .53%    .51%(e)    .52%(e)    .52%     .52%
 Expenses, before waivers/ reimbursements(d)                             1.76%   1.66%(e)   1.79%(e)   2.06%    2.35%
 Net investment income(b)                                                1.68%   3.15%(e)   2.20%(e)   2.68%    4.20%
Portfolio turnover rate                                                    43%     36%        41%        40%      66%
----------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

                                                                             89

ALLIANCEBERNSTEIN 2005 RETIREMENT STRATEGY
--------------------------------------------------------------------------------
                                                                                             CLASS A
                                                                                      YEAR ENDED AUGUST 31,
                                                                        2012      2011        2010       2009      2008
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $10.09  $  9.37     $  8.84     $ 10.35   $ 11.78
                                                                       ------  -------     -------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .25      .28         .16         .26       .41
Net realized and unrealized gain (loss) on investment transactions        .19      .73         .56       (1.27)    (1.24)
                                                                       ------  -------     -------     -------   -------
Net increase (decrease) in net asset value from operations                .44     1.01         .72       (1.01)     (.83)
                                                                       ------  -------     -------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.26)    (.29)       (.19)       (.27)     (.35)
Distributions from net realized gain on investment transactions           -0-      -0-         -0-        (.23)     (.25)
                                                                       ------  -------     -------     -------   -------
Total dividends and distributions                                        (.26)    (.29)       (.19)       (.50)     (.60)
                                                                       ------  -------     -------     -------   -------
Net asset value, end of period                                         $10.27  $ 10.09     $  9.37     $  8.84   $ 10.35
                                                                       ======  =======     =======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                      4.47%   10.83%       8.16%      (8.92)%   (7.39)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $7,612  $15,389     $22,043     $23,328   $18,835
Ratio to average net assets of:
 Expenses, net of waivers/ reimbursements(d)                              .88%     .87%(e)     .88%(e)     .88%      .88%
 Expenses, before waivers/ reimbursements(d)                             2.04%    1.81%(e)    1.72%(e)    1.79%     1.85%
 Net investment income(b)                                                2.47%    2.74%(e)    1.75%(e)    3.20%     3.66%
Portfolio turnover rate                                                    23%      13%         34%         43%       29%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                                       CLASS B
                                                                                YEAR ENDED AUGUST 31,
                                                                     2012      2011      2010      2009     2008
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $10.04  $ 9.30     $8.76     $10.20   $11.66
                                                                    ------  ------     -----     ------   ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                            .15     .20       .10        .19      .33
Net realized and unrealized gain (loss) on investment transactions     .22     .73       .55      (1.23)   (1.23)
                                                                    ------  ------     -----     ------   ------
Net increase (decrease) in net asset value from operations             .37     .93       .65      (1.04)    (.90)
                                                                    ------  ------     -----     ------   ------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                  (.17)   (.19)     (.11)      (.17)    (.31)
Distributions from net realized gain on investment transactions        -0-     -0-       -0-       (.23)    (.25)
                                                                    ------  ------     -----     ------   ------
Total dividends and distributions                                     (.17)   (.19)     (.11)      (.40)    (.56)
                                                                    ------  ------     -----     ------   ------
Net asset value, end of period                                      $10.24  $10.04     $9.30     $ 8.76   $10.20
                                                                    ======  ======     =====     ======   ======
TOTAL RETURN
Total investment return based on net asset value(c)                   3.75%  10.01%     7.43%     (9.52)%  (8.08)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                           $  305  $  312     $ 410     $  527   $  569
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(d)                          1.58%   1.57%(e)  1.58%(e)   1.58%    1.58%
  Expenses, before waivers/reimbursements(d)                          2.72%   2.53%(e)  2.44%(e)   2.52%    2.56%
  Net investment income(b)                                            1.54%   1.90%(e)  1.08%(e)   2.45%    2.96%
Portfolio turnover rate                                                 23%     13%       34%        43%      29%
------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

--------------------------------------------------------------------------------
                                                                                          CLASS C
                                                                                   YEAR ENDED AUGUST 31,
                                                                        2012      2011      2010      2009     2008
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $10.02  $ 9.28     $8.75     $10.19   $11.64
                                                                       ------  ------     -----     ------   ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .19     .18       .10        .20      .39
Net realized and unrealized gain (loss) on investment transactions        .18     .75       .54      (1.24)   (1.28)
                                                                       ------  ------     -----     ------   ------
Net increase (decrease) in net asset value from operations                .37     .93       .64      (1.04)    (.89)
                                                                       ------  ------     -----     ------   ------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.20)   (.19)     (.11)      (.17)    (.31)
Distributions from net realized gain on investment transactions           -0-     -0-       -0-       (.23)    (.25)
                                                                       ------  ------     -----     ------   ------
Total dividends and distributions                                        (.20)   (.19)     (.11)      (.40)    (.56)
                                                                       ------  ------     -----     ------   ------
Net asset value, end of period                                         $10.19  $10.02     $9.28     $ 8.75   $10.19
                                                                       ======  ======     =====     ======   ======
TOTAL RETURN
Total investment return based on net asset value(c)                      3.75%  10.03%     7.32%     (9.53)%  (8.01)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $  248  $  334     $ 351     $  958   $  898
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                              1.58%   1.57%(e)  1.58%(e)   1.58%    1.58%
 Expenses, before waivers/reimbursements(d)                              2.73%   2.58%(e)  2.43%(e)   2.51%    2.57%
 Net investment income(b)                                                1.93%   1.81%(e)  1.10%(e)   2.48%    3.49%
Portfolio turnover rate                                                    23%     13%       34%        43%      29%
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                                       ADVISOR CLASS
                                                                                   YEAR ENDED AUGUST 31,
                                                                        2012      2011      2010      2009     2008
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $10.14  $ 9.42     $8.89     $10.40   $11.82
                                                                       ------  ------     -----     ------   ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .27     .30       .19        .26      .39
Net realized and unrealized gain (loss) on investment transactions        .21     .74       .56      (1.25)   (1.18)
                                                                       ------  ------     -----     ------   ------
Net increase (decrease) in net asset value from operations                .48    1.04       .75       (.99)    (.79)
                                                                       ------  ------     -----     ------   ------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.30)   (.32)     (.22)      (.29)    (.38)
Distributions from net realized gain on investment transactions           -0-     -0-       -0-       (.23)    (.25)
                                                                       ------  ------     -----     ------   ------
Total dividends and distributions                                        (.30)   (.32)     (.22)      (.52)    (.63)
                                                                       ------  ------     -----     ------   ------
Net asset value, end of period                                         $10.32  $10.14     $9.42     $ 8.89   $10.40
                                                                       ======  ======     =====     ======   ======
TOTAL RETURN
Total investment return based on net asset value(c)                      4.87%  11.13%     8.41%     (8.62)%  (7.08)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $  461  $  870     $ 697     $  600   $  381
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                               .58%    .57%(e)   .58%(e)    .58%     .58%
 Expenses, before waivers/reimbursements(d)                              1.67%   1.53%(e)  1.42%(e)   1.51%    1.54%
 Net investment income(b)                                                2.63%   2.97%(e)  2.00%(e)   3.26%    3.48%
Portfolio turnover rate                                                    23%     13%       34%        43%      29%
---------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

                                                                             91

--------------------------------------------------------------------------------
                                                                                           CLASS R
                                                                                    YEAR ENDED AUGUST 31,
                                                                        2012      2011       2010      2009     2008
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $10.02  $ 9.32     $ 8.80     $10.27   $11.72
                                                                       ------  ------     ------     ------   ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .21     .24        .14        .23      .37
Net realized and unrealized gain (loss) on investment transactions        .21     .74        .55      (1.24)   (1.22)
                                                                       ------  ------     ------     ------   ------
Net increase (decrease) in net asset value from operations                .42     .98        .69      (1.01)    (.85)
                                                                       ------  ------     ------     ------   ------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.22)   (.28)      (.17)      (.23)    (.35)
Distributions from net realized gain on investment transactions           -0-     -0-        -0-       (.23)    (.25)
                                                                       ------  ------     ------     ------   ------
Total dividends and distributions                                        (.22)   (.28)      (.17)      (.46)    (.60)
                                                                       ------  ------     ------     ------   ------
Net asset value, end of period                                         $10.22  $10.02     $ 9.32     $ 8.80   $10.27
                                                                       ======  ======     ======     ======   ======
TOTAL RETURN
Total investment return based on net asset value(c)                      4.28%  10.51%      7.87%     (9.02)%  (7.61)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $2,552  $3,017     $3,113     $3,259   $3,475
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                              1.08%   1.07%(e)   1.08%(e)   1.08%    1.08%
 Expenses, before waivers/reimbursements(d)                              2.37%   2.15%(e)   1.98%(e)   2.06%    2.08%
 Net investment income(b)                                                2.14%   2.38%(e)   1.52%(e)   2.97%    3.38%
Portfolio turnover rate                                                    23%     13%        34%        43%      29%
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                                             CLASS K
                                                                                      YEAR ENDED AUGUST 31,
                                                                        2012      2011        2010       2009      2008
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $10.08  $  9.36     $  8.83     $ 10.33   $ 11.75
                                                                       ------  -------     -------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .25      .28         .17         .26       .34
Net realized and unrealized gain (loss) on investment transactions        .18      .73         .55       (1.27)    (1.16)
                                                                       ------  -------     -------     -------   -------
Net increase (decrease) in net asset value from operations                .43     1.01         .72       (1.01)     (.82)
                                                                       ------  -------     -------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.26)    (.29)       (.19)       (.26)     (.35)
Distributions from net realized gain on investment transactions           -0-      -0-         -0-        (.23)     (.25)
                                                                       ------  -------     -------     -------   -------
Total dividends and distributions                                        (.26)    (.29)       (.19)       (.49)     (.60)
                                                                       ------  -------     -------     -------   -------
Net asset value, end of period                                         $10.25  $ 10.08     $  9.36     $  8.83   $ 10.33
                                                                       ======  =======     =======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                      4.42%   10.87%       8.20%      (8.85)%   (7.31)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $9,452  $10,268     $11,259     $14,088   $18,597
Ratio to average net assets of:
 Expenses, net of waivers/ reimbursements(d)                              .83%     .82%(e)     .83%(e)     .83%      .83%
 Expenses, before waivers/reimbursements(d)                              2.05%    1.85%(e)    1.72%(e)    1.76%     1.82%
 Net investment income(b)                                                2.50%    2.71%(e)    1.85%(e)    3.25%     3.15%
Portfolio turnover rate                                                    23%      13%         34%         43%       29%
--------------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

--------------------------------------------------------------------------------
                                                                                          CLASS I
                                                                                   YEAR ENDED AUGUST 31,
                                                                        2012      2011      2010      2009     2008
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $10.10  $ 9.39     $8.86     $10.36   $11.79
                                                                       ------  ------     -----     ------   ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .17     .28       .22        .27      .46
Net realized and unrealized gain (loss) on investment transactions        .30     .75       .53      (1.25)   (1.25)
                                                                       ------  ------     -----     ------   ------
Net increase (decrease) in net asset value from operations                .47    1.03       .75       (.98)    (.79)
                                                                       ------  ------     -----     ------   ------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.30)   (.32)     (.22)      (.29)    (.39)
Distributions from net realized gain on investment transactions           -0-     -0-       -0-       (.23)    (.25)
                                                                       ------  ------     -----     ------   ------
Total dividends and distributions                                        (.30)   (.32)     (.22)      (.52)    (.64)
                                                                       ------  ------     -----     ------   ------
Net asset value, end of period                                         $10.27  $10.10     $9.39     $ 8.86   $10.36
                                                                       ======  ======     =====     ======   ======
TOTAL RETURN
Total investment return based on net asset value(c)                      4.79%  11.03%     8.50%     (8.55)%  (7.11)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $2,080  $  789     $ 401     $1,655   $1,723
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                               .58%    .57%(e)   .58%(e)    .58%     .58%
 Expenses, before waivers/reimbursements(d)                              1.75%   1.53%(e)  1.39%(e)   1.42%    1.49%
 Net investment income(b)                                                1.67%   2.81%(e)  2.34%(e)   3.34%    3.97%
Portfolio turnover rate                                                    23%     13%       34%        43%      29%
---------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

                                                                             93

ALLIANCEBERNSTEIN 2010 RETIREMENT STRATEGY
--------------------------------------------------------------------------------
                                                                                             CLASS A
                                                                                      YEAR ENDED AUGUST 31,
                                                                         2012      2011        2010       2009      2008
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  9.97  $  9.16     $  8.67     $ 10.53   $ 12.00
                                                                       -------  -------     -------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                                .25      .29         .16         .23       .38
Net realized and unrealized gain (loss) on investment transactions         .23      .81         .51       (1.53)    (1.36)
                                                                       -------  -------     -------     -------   -------
Net increase (decrease) in net asset value from operations                 .48     1.10         .67       (1.30)     (.98)
                                                                       -------  -------     -------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                      (.27)    (.29)       (.18)       (.25)     (.33)
Distributions from net realized gain on investment transactions            -0-      -0-         -0-        (.31)     (.16)
                                                                       -------  -------     -------     -------   -------
Total dividends and distributions                                         (.27)    (.29)       (.18)       (.56)     (.49)
                                                                       -------  -------     -------     -------   -------
Net asset value, end of period                                         $ 10.18  $  9.97     $  9.16     $  8.67   $ 10.53
                                                                       =======  =======     =======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                       5.01%   11.99%       7.73%     (11.23)%   (8.48)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $24,331  $40,407     $56,196     $66,020   $71,541
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                                .90%     .89%(e)     .91%(e)     .90%      .90%
 Expenses, before waivers/reimbursements(d)                               1.26%    1.15%(e)    1.20%(e)    1.30%     1.15%
 Net investment income(b)                                                 2.50%    2.84%(e)    1.73%(e)    3.00%     3.31%
Portfolio turnover rate                                                     18%      11%         36%         20%       31%
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                                           CLASS B
                                                                                    YEAR ENDED AUGUST 31,
                                                                        2012      2011      2010      2009      2008
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 9.87  $ 9.08     $8.59     $ 10.43   $11.88
                                                                       ------  ------     -----     -------   ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .17     .21       .10         .18      .30
Net realized and unrealized gain (loss) on investment transactions        .25     .80       .51       (1.53)   (1.33)
                                                                       ------  ------     -----     -------   ------
Net increase (decrease) in net asset value from operations                .42    1.01       .61       (1.35)   (1.03)
                                                                       ------  ------     -----     -------   ------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.19)   (.22)     (.12)       (.18)    (.26)
Distributions from net realized gain on investment transactions           -0-     -0-       -0-        (.31)    (.16)
                                                                       ------  ------     -----     -------   ------
Total dividends and distributions                                        (.19)   (.22)     (.12)       (.49)    (.42)
                                                                       ------  ------     -----     -------   ------
Net asset value, end of period                                         $10.10  $ 9.87     $9.08     $  8.59   $10.43
                                                                       ======  ======     =====     =======   ======
TOTAL RETURN
Total investment return based on net asset value(c)                      4.34%  11.07%     7.13%     (12.01)%  (9.00)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $  426  $  532     $ 685     $   960   $1,219
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                              1.60%   1.59%(e)  1.61%(e)    1.60%    1.60%
 Expenses, before waivers/reimbursements(d)                              2.02%   1.89%(e)  1.94%(e)    2.03%    1.86%
 Net investment income(b)                                                1.70%   2.03%(e)  1.09%(e)    2.36%    2.63%
Portfolio turnover rate                                                    18%     11%       36%         20%      31%
----------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

--------------------------------------------------------------------------------
                                                                                           CLASS C
                                                                                    YEAR ENDED AUGUST 31,
                                                                        2012      2011       2010      2009      2008
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 9.87  $ 9.07     $ 8.59     $ 10.42   $11.89
                                                                       ------  ------     ------     -------   ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .17     .19        .09         .19      .31
Net realized and unrealized gain (loss) on investment transactions        .24     .83        .51       (1.53)   (1.36)
                                                                       ------  ------     ------     -------   ------
Net increase (decrease) in net asset value from operations                .41    1.02        .60       (1.34)   (1.05)
                                                                       ------  ------     ------     -------   ------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.22)   (.22)      (.12)       (.18)    (.26)
Distributions from net realized gain on investment transactions           -0-     -0-        -0-        (.31)    (.16)
                                                                       ------  ------     ------     -------   ------
Total dividends and distributions                                        (.22)   (.22)      (.12)       (.49)    (.42)
                                                                       ------  ------     ------     -------   ------
Net asset value, end of period                                         $10.06  $ 9.87     $ 9.07     $  8.59   $10.42
                                                                       ======  ======     ======     =======   ======
TOTAL RETURN
Total investment return based on net asset value(c)                      4.28%  11.19%      7.02%     (11.93)%  (9.16)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $2,097  $2,094     $2,016     $ 1,873   $2,420
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                              1.60%   1.59%(e)   1.61%(e)    1.60%    1.60%
 Expenses, before waivers/reimbursements(d)                              1.98%   1.89%(e)   1.93%(e)    2.02%    1.86%
 Net investment income(b)                                                1.70%   1.89%(e)    .96%(e)    2.48%    2.77%
Portfolio turnover rate                                                    18%     11%        36%         20%      31%
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                                          ADVISOR CLASS
                                                                                      YEAR ENDED AUGUST 31,
                                                                        2012      2011        2010       2009      2008
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $10.02  $  9.21     $  8.71     $ 10.59   $ 12.06
                                                                       ------  -------     -------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .30      .29         .19         .26       .43
Net realized and unrealized gain (loss) on investment transactions        .21      .84         .52       (1.55)    (1.38)
                                                                       ------  -------     -------     -------   -------
Net increase (decrease) in net asset value from operations                .51     1.13         .71       (1.29)     (.95)
                                                                       ------  -------     -------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.31)    (.32)       (.21)       (.28)     (.36)
Distributions from net realized gain on investment transactions           -0-      -0-         -0-        (.31)     (.16)
                                                                       ------  -------     -------     -------   -------
Total dividends and distributions                                        (.31)    (.32)       (.21)       (.59)     (.52)
                                                                       ------  -------     -------     -------   -------
Net asset value, end of period                                         $10.22  $ 10.02     $  9.21     $  8.71   $ 10.59
                                                                       ======  =======     =======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                      5.28%   12.27%       8.11%     (11.04)%   (8.25)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $5,657  $13,728     $13,461     $12,735   $13,164
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                               .60%     .59%(e)     .61%(e)     .60%      .60%
 Expenses, before waivers/reimbursements(d)                               .96%     .84%(e)     .90%(e)    1.00%      .85%
 Net investment income(b)                                                2.87%    2.85%(e)    2.00%(e)    3.31%     3.59%
Portfolio turnover rate                                                    18%      11%         36%         20%       31%
--------------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

                                                                             95

--------------------------------------------------------------------------------
                                                                                             CLASS R
                                                                                      YEAR ENDED AUGUST 31,
                                                                        2012      2011        2010       2009      2008
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 9.95  $  9.14     $  8.65     $ 10.50   $ 11.98
                                                                       ------  -------     -------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .22      .24         .14         .21       .34
Net realized and unrealized gain (loss) on investment transactions        .24      .83         .52       (1.52)    (1.34)
                                                                       ------  -------     -------     -------   -------
Net increase (decrease) in net asset value from operations                .46     1.07         .66       (1.31)    (1.00)
                                                                       ------  -------     -------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.23)    (.26)       (.17)       (.23)     (.32)
Distributions from net realized gain on investment transactions           -0-      -0-         -0-        (.31)     (.16)
                                                                       ------  -------     -------     -------   -------
Total dividends and distributions                                        (.23)    (.26)       (.17)       (.54)     (.48)
                                                                       ------  -------     -------     -------   -------
Net asset value, end of period                                         $10.18  $  9.95     $  9.14     $  8.65   $ 10.50
                                                                       ======  =======     =======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                      4.76%   11.68%       7.57%     (11.50)%   (8.70)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $9,553  $12,769     $15,197     $14,210   $11,039
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                              1.10%    1.09%(e)    1.11%(e)    1.10%     1.10%
 Expenses, before waivers/reimbursements(d)                              1.59%    1.48%(e)    1.52%(e)    1.57%     1.54%
 Net investment income(b)                                                2.23%    2.41%(e)    1.49%(e)    2.68%     2.99%
Portfolio turnover rate                                                    18%      11%         36%         20%       31%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                                             CLASS K
                                                                                      YEAR ENDED AUGUST 31,
                                                                         2012      2011        2010       2009      2008
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  9.99  $  9.18     $  8.69     $ 10.54   $ 12.01
                                                                       -------  -------     -------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                                .27      .28         .16         .23       .39
Net realized and unrealized gain (loss) on investment transactions         .22      .82         .52       (1.52)    (1.37)
                                                                       -------  -------     -------     -------   -------
Net increase (decrease) in net asset value from operations                 .49     1.10         .68       (1.29)     (.98)
                                                                       -------  -------     -------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                      (.27)    (.29)       (.19)       (.25)     (.33)
Distributions from net realized gain on investment transactions            -0-      -0-         -0-        (.31)     (.16)
                                                                       -------  -------     -------     -------   -------
Total dividends and distributions                                         (.27)    (.29)       (.19)       (.56)     (.49)
                                                                       -------  -------     -------     -------   -------
Net asset value, end of period                                         $ 10.21  $  9.99     $  9.18     $  8.69   $ 10.54
                                                                       =======  =======     =======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                       5.05%   12.01%       7.77%     (11.20)%   (8.46)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $36,508  $59,760     $66,383     $62,515   $62,033
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                                .85%     .84%(e)     .86%(e)     .85%      .85%
 Expenses, before waivers/reimbursements(d)                               1.27%    1.19%(e)    1.21%(e)    1.25%     1.24%
 Net investment income(b)                                                 2.70%    2.75%(e)    1.75%(e)    2.96%     3.36%
Portfolio turnover rate                                                     18%      11%         36%         20%       31%
---------------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

--------------------------------------------------------------------------------
                                                                                            CLASS I
                                                                                     YEAR ENDED AUGUST 31,
                                                                        2012      2011       2010      2009      2008
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $10.02  $ 9.21     $ 8.71     $ 10.59   $ 12.05
                                                                       ------  ------     ------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .26     .30        .20         .26       .38
Net realized and unrealized gain (loss) on investment transactions        .25     .83        .51       (1.55)    (1.33)
                                                                       ------  ------     ------     -------   -------
Net increase (decrease) in net asset value from operations                .51    1.13        .71       (1.29)     (.95)
                                                                       ------  ------     ------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.30)   (.32)      (.21)       (.28)     (.35)
Distributions from net realized gain on investment transactions           -0-     -0-        -0-        (.31)     (.16)
                                                                       ------  ------     ------     -------   -------
Total dividends and distributions                                        (.30)   (.32)      (.21)       (.59)     (.51)
                                                                       ------  ------     ------     -------   -------
Net asset value, end of period                                         $10.23  $10.02     $ 9.21     $  8.71   $ 10.59
                                                                       ======  ======     ======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                      5.32%  12.29%      8.20%     (11.10)%   (8.18)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $4,597  $5,141     $6,966     $13,571   $17,024
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                               .60%    .59%(e)    .61%(e)     .60%      .60%
 Expenses, before waivers/reimbursements(d)                               .93%    .87%(e)    .88%(e)     .91%      .90%
 Net investment income(b)                                                2.62%   2.94%(e)   2.18%(e)    3.39%     3.28%
Portfolio turnover rate                                                    18%     11%        36%         20%       31%
------------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

                                                                             97

ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY
--------------------------------------------------------------------------------
                                                                                             CLASS A
                                                                                      YEAR ENDED AUGUST 31,
                                                                         2012      2011        2010       2009      2008
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  9.93  $  9.09     $  8.64     $ 10.60   $ 12.25
                                                                       -------  -------     -------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                                .21      .26         .15         .20       .37
Net realized and unrealized gain (loss) on investment transactions         .29      .86         .47       (1.66)    (1.60)
                                                                       -------  -------     -------     -------   -------
Net increase (decrease) in net asset value from operations                 .50     1.12         .62       (1.46)    (1.23)
                                                                       -------  -------     -------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                      (.25)    (.28)       (.17)       (.22)     (.32)
Distributions from net realized gain on investment transactions            -0-      -0-         -0-        (.28)     (.10)
                                                                       -------  -------     -------     -------   -------
Total dividends and distributions                                         (.25)    (.28)       (.17)       (.50)     (.42)
                                                                       -------  -------     -------     -------   -------
Net asset value, end of period                                         $ 10.18  $  9.93     $  9.09     $  8.64   $ 10.60
                                                                       =======  =======     =======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                       5.20%   12.32%       7.16%     (12.80)%  (10.35)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $59,820  $75,411     $90,837     $95,400   $91,231
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                                .94%     .93%(e)     .95%(e)     .94%      .94%
 Expenses, before waivers/reimbursements(d)                               1.09%    1.10%(e)    1.15%(e)    1.18%     1.10%
 Net investment income(b)                                                 2.16%    2.59%(e)    1.66%(e)    2.69%     3.21%
Portfolio turnover rate                                                     17%      16%         38%         16%        6%
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                                            CLASS B
                                                                                     YEAR ENDED AUGUST 31,
                                                                        2012      2011       2010      2009      2008
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 9.84  $ 9.00     $ 8.56     $ 10.49   $ 12.14
                                                                       ------  ------     ------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .15     .19        .09         .16       .29
Net realized and unrealized gain (loss) on investment transactions        .28     .86        .46       (1.66)    (1.59)
                                                                       ------  ------     ------     -------   -------
Net increase (decrease) in net asset value from operations                .43    1.05        .55       (1.50)    (1.30)
                                                                       ------  ------     ------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.18)   (.21)      (.11)       (.15)     (.25)
Distributions from net realized gain on investment transactions           -0-     -0-        -0-        (.28)     (.10)
                                                                       ------  ------     ------     -------   -------
Total dividends and distributions                                        (.18)   (.21)      (.11)       (.43)     (.35)
                                                                       ------  ------     ------     -------   -------
Net asset value, end of period                                         $10.09  $ 9.84     $ 9.00     $  8.56   $ 10.49
                                                                       ======  ======     ======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                      4.46%  11.67%      6.42%     (13.46)%  (11.00)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $1,581  $2,079     $2,151     $ 2,416   $ 3,445
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                              1.64%   1.63%(e)   1.65%(e)    1.64%     1.64%
 Expenses, before waivers/reimbursements(d)                              1.83%   1.82%(e)   1.88%(e)    1.92%     1.81%
 Net investment income(b)                                                1.56%   1.82%(e)    .93%(e)    2.17%     2.57%
Portfolio turnover rate                                                    17%     16%        38%         16%        6%
------------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

--------------------------------------------------------------------------------
                                                                                            CLASS C
                                                                                     YEAR ENDED AUGUST 31,
                                                                        2012      2011       2010      2009      2008
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 9.84  $ 9.00     $ 8.56     $ 10.49   $ 12.14
                                                                       ------  ------     ------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .13     .16        .08         .15       .30
Net realized and unrealized gain (loss) on investment transactions        .29     .89        .47       (1.65)    (1.60)
                                                                       ------  ------     ------     -------   -------
Net increase (decrease) in net asset value from operations                .42    1.05        .55       (1.50)    (1.30)
                                                                       ------  ------     ------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.20)   (.21)      (.11)       (.15)     (.25)
Distributions from net realized gain on investment transactions           -0-     -0-        -0-        (.28)     (.10)
                                                                       ------  ------     ------     -------   -------
Total dividends and distributions                                        (.20)   (.21)      (.11)       (.43)     (.35)
                                                                       ------  ------     ------     -------   -------
Net asset value, end of period                                         $10.06  $ 9.84     $ 9.00     $  8.56   $ 10.49
                                                                       ======  ======     ======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                      4.43%  11.67%      6.42%     (13.46)%  (11.00)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $5,157  $4,289     $3,258     $ 2,912   $ 2,705
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                              1.64%   1.63%(e)   1.65%(e)    1.64%     1.64%
 Expenses, before waivers/reimbursements(d)                              1.80%   1.83%(e)   1.88%(e)    1.92%     1.81%
 Net investment income(b)                                                1.37%   1.60%(e)    .91%(e)    2.01%     2.61%
Portfolio turnover rate                                                    17%     16%        38%         16%        6%
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                                          ADVISOR CLASS
                                                                                      YEAR ENDED AUGUST 31,
                                                                        2012      2011        2010       2009      2008
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $10.00  $  9.15     $  8.69     $ 10.67   $ 12.32
                                                                       ------  -------     -------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .28      .28         .18         .23       .33
Net realized and unrealized gain (loss) on investment transactions        .26      .88         .48       (1.69)    (1.53)
                                                                       ------  -------     -------     -------   -------
Net increase (decrease) in net asset value from operations                .54     1.16         .66       (1.46)    (1.20)
                                                                       ------  -------     -------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.28)    (.31)       (.20)       (.24)     (.35)
Distributions from net realized gain on investment transactions           -0-      -0-         -0-        (.28)     (.10)
                                                                       ------  -------     -------     -------   -------
Total dividends and distributions                                        (.28)    (.31)       (.20)       (.52)     (.45)
                                                                       ------  -------     -------     -------   -------
Net asset value, end of period                                         $10.26  $ 10.00     $  9.15     $  8.69   $ 10.67
                                                                       ======  =======     =======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                      5.59%   12.68%       7.53%     (12.60)%  (10.10)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $3,662  $13,101     $13,781     $12,387   $ 9,945
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                               .64%     .63%(e)     .65%(e)     .64%      .64%
 Expenses, before waivers/reimbursements(d)                               .78%     .80%(e)     .85%(e)     .88%      .82%
 Net investment income(b)                                                2.73%    2.69%(e)    1.95%(e)    2.96%     2.87%
Portfolio turnover rate                                                    17%      16%         38%         16%        6%
--------------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

                                                                             99

--------------------------------------------------------------------------------
                                                                                             CLASS R
                                                                                      YEAR ENDED AUGUST 31,
                                                                         2012      2011        2010       2009      2008
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  9.91  $  9.06     $  8.61     $ 10.56   $ 12.22
                                                                       -------  -------     -------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                                .19      .24         .13         .18       .30
Net realized and unrealized gain (loss) on investment transactions         .30      .87         .47       (1.65)    (1.55)
                                                                       -------  -------     -------     -------   -------
Net increase (decrease) in net asset value from operations                 .49     1.11         .60       (1.47)    (1.25)
                                                                       -------  -------     -------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                      (.20)    (.26)       (.15)       (.20)     (.31)
Distributions from net realized gain on investment transactions            -0-      -0-         -0-        (.28)     (.10)
                                                                       -------  -------     -------     -------   -------
Total dividends and distributions                                         (.20)    (.26)       (.15)       (.48)     (.41)
                                                                       -------  -------     -------     -------   -------
Net asset value, end of period                                         $ 10.20  $  9.91     $  9.06     $  8.61   $ 10.56
                                                                       =======  =======     =======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                       5.08%   12.18%       6.94%     (13.00)%  (10.59)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $26,932  $32,067     $37,765     $29,635   $24,178
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                               1.14%    1.13%(e)    1.15%(e)    1.14%     1.14%
 Expenses, before waivers/reimbursements(d)                               1.48%    1.47%(e)    1.48%(e)    1.49%     1.49%
 Net investment income(b)                                                 1.94%    2.36%(e)    1.38%(e)    2.42%     2.67%
Portfolio turnover rate                                                     17%      16%         38%         16%        6%
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                                               CLASS K
                                                                                        YEAR ENDED AUGUST 31,
                                                                         2012       2011         2010        2009       2008
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  9.97  $   9.12     $   8.66     $  10.61   $  12.26
                                                                       -------  --------     --------     --------   --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                                .23       .26          .16          .21        .36
Net realized and unrealized gain (loss) on investment transactions         .28       .87          .47        (1.67)     (1.59)
                                                                       -------  --------     --------     --------   --------
Net increase (decrease) in net asset value from operations                 .51      1.13          .63        (1.46)     (1.23)
                                                                       -------  --------     --------     --------   --------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                      (.24)     (.28)        (.17)        (.21)      (.32)
Distributions from net realized gain on investment transactions            -0-       -0-          -0-         (.28)      (.10)
                                                                       -------  --------     --------     --------   --------
Total dividends and distributions                                         (.24)     (.28)        (.17)        (.49)      (.42)
                                                                       -------  --------     --------     --------   --------
Net asset value, end of period                                         $ 10.24  $   9.97     $   9.12     $   8.66   $  10.61
                                                                       =======  ========     ========     ========   ========
TOTAL RETURN
Total investment return based on net asset value(c)                       5.35%    12.39%        7.27%      (12.79)%   (10.35)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $86,772  $110,593     $110,450     $101,850   $105,443
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                                .89%      .88%(e)      .90%(e)      .89%       .89%
 Expenses, before waivers/reimbursements(d)                               1.17%     1.16%(e)     1.17%(e)     1.19%      1.18%
 Net investment income(b)                                                 2.29%     2.53%(e)     1.67%(e)     2.75%      3.15%
Portfolio turnover rate                                                     17%       16%          38%          16%         6%
-------------------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

--------------------------------------------------------------------------------
                                                                                             CLASS I
                                                                                      YEAR ENDED AUGUST 31,
                                                                         2012      2011        2010       2009      2008
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  9.98  $  9.14     $  8.69     $ 10.66   $ 12.31
                                                                       -------  -------     -------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                                .25      .29         .19         .24       .37
Net realized and unrealized gain (loss) on investment transactions         .29      .87         .46       (1.69)    (1.57)
                                                                       -------  -------     -------     -------   -------
Net increase (decrease) in net asset value from operations                 .54     1.16         .65       (1.45)    (1.20)
                                                                       -------  -------     -------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                      (.28)    (.32)       (.20)       (.24)     (.35)
Distributions from net realized gain on investment transactions            -0-      -0-         -0-        (.28)     (.10)
                                                                       -------  -------     -------     -------   -------
Total dividends and distributions                                         (.28)    (.32)       (.20)       (.52)     (.45)
                                                                       -------  -------     -------     -------   -------
Net asset value, end of period                                         $ 10.24  $  9.98     $  9.14     $  8.69   $ 10.66
                                                                       =======  =======     =======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                       5.64%   12.69%       7.47%     (12.53)%  (10.12)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $13,805  $43,280     $32,261     $40,164   $47,753
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                                .64%     .63%(e)     .65%(e)     .64%      .64%
 Expenses, before waivers/reimbursements(d)                                .80%     .82%(e)     .78%(e)     .83%      .84%
 Net investment income(b)                                                 2.49%    2.84%(e)    2.00%(e)    3.13%     3.24%
Portfolio turnover rate                                                     17%      16%         38%         16%        6%
---------------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

                                                                            101

ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY
--------------------------------------------------------------------------------
                                                                                               CLASS A
                                                                                        YEAR ENDED AUGUST 31,
                                                                         2012      2011         2010        2009       2008
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  9.70  $  8.82     $   8.42     $  10.57   $  12.41
                                                                       -------  -------     --------     --------   --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                                .18      .25          .14          .18        .35
Net realized and unrealized gain (loss) on investment transactions         .30      .88          .42        (1.83)     (1.79)
                                                                       -------  -------     --------     --------   --------
Net increase (decrease) in net asset value from operations                 .48     1.13          .56        (1.65)     (1.44)
                                                                       -------  -------     --------     --------   --------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                      (.21)    (.25)        (.16)        (.20)      (.30)
Distributions from net realized gain on investment transactions            -0-      -0-          -0-         (.30)      (.10)
                                                                       -------  -------     --------     --------   --------
Total dividends and distributions                                         (.21)    (.25)        (.16)        (.50)      (.40)
                                                                       -------  -------     --------     --------   --------
Net asset value, end of period                                         $  9.97  $  9.70     $   8.82     $   8.42   $  10.57
                                                                       =======  =======     ========     ========   ========
TOTAL RETURN
Total investment return based on net asset value(c)                       5.15%   12.75%        6.66%      (14.62)%   (11.97)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $72,537  $89,111     $108,557     $117,976   $109,315
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                                .98%     .97%(e)      .99%(e)      .98%       .98%
 Expenses, before waivers/reimbursements(d)                               1.12%    1.08%(e)     1.14%(e)     1.18%      1.09%
 Net investment income(b)                                                 1.86%    2.43%(e)     1.58%(e)     2.41%      3.02%
Portfolio turnover rate                                                     17%      14%          38%           8%         4%
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                                            CLASS B
                                                                                     YEAR ENDED AUGUST 31,
                                                                        2012      2011       2010      2009      2008
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 9.58  $ 8.72     $ 8.34     $ 10.45   $ 12.29
                                                                       ------  ------     ------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .11     .17        .08         .13       .27
Net realized and unrealized gain (loss) on investment transactions        .31     .87        .41       (1.81)    (1.78)
                                                                       ------  ------     ------     -------   -------
Net increase (decrease) in net asset value from operations                .42    1.04        .49       (1.68)    (1.51)
                                                                       ------  ------     ------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.14)   (.18)      (.11)       (.13)     (.23)
Distributions from net realized gain on investment transactions           -0-     -0-        -0-        (.30)     (.10)
                                                                       ------  ------     ------     -------   -------
Total dividends and distributions                                        (.14)   (.18)      (.11)       (.43)     (.33)
                                                                       ------  ------     ------     -------   -------
Net asset value, end of period                                         $ 9.86  $ 9.58     $ 8.72     $  8.34   $ 10.45
                                                                       ======  ======     ======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                      4.49%  11.88%      5.85%     (15.19)%  (12.60)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $1,684  $1,928     $2,093     $ 2,404   $ 3,354
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                              1.68%   1.67%(e)   1.69%(e)    1.68%     1.68%
 Expenses, before waivers/reimbursements(d)                              1.86%   1.81%(e)   1.88%(e)    1.92%     1.81%
 Net investment income(b)                                                1.13%   1.70%(e)    .91%(e)    1.82%     2.38%
Portfolio turnover rate                                                    17%     14%        38%          8%        4%
------------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

--------------------------------------------------------------------------------
                                                                                            CLASS C
                                                                                     YEAR ENDED AUGUST 31,
                                                                        2012      2011       2010      2009      2008
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 9.60  $ 8.73     $ 8.35     $ 10.46   $ 12.29
                                                                       ------  ------     ------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .10     .16        .07         .13       .25
Net realized and unrealized gain (loss) on investment transactions        .31     .89        .42       (1.81)    (1.75)
                                                                       ------  ------     ------     -------   -------
Net increase (decrease) in net asset value from operations                .41    1.05        .49       (1.68)    (1.50)
                                                                       ------  ------     ------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.14)   (.18)      (.11)       (.13)     (.23)
Distributions from net realized gain on investment transactions           -0-     -0-        -0-        (.30)     (.10)
                                                                       ------  ------     ------     -------   -------
Total dividends and distributions                                        (.14)   (.18)      (.11)       (.43)     (.33)
                                                                       ------  ------     ------     -------   -------
Net asset value, end of period                                         $ 9.87  $ 9.60     $ 8.73     $  8.35   $ 10.46
                                                                       ======  ======     ======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                      4.41%  11.99%      5.84%     (15.18)%  (12.52)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $5,405  $6,326     $5,196     $ 4,224   $ 4,089
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                              1.68%   1.67%(e)   1.69%(e)    1.68%     1.68%
 Expenses, before waivers/reimbursements(d)                              1.85%   1.81%(e)   1.87%(e)    1.91%     1.80%
 Net investment income(b)                                                1.04%   1.60%(e)    .81%(e)    1.78%     2.18%
Portfolio turnover rate                                                    17%     14%        38%          8%        4%
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                                          ADVISOR CLASS
                                                                                      YEAR ENDED AUGUST 31,
                                                                        2012      2011        2010       2009      2008
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 9.77  $  8.88     $  8.48     $ 10.64   $ 12.48
                                                                       ------  -------     -------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .23      .26         .17         .20       .35
Net realized and unrealized gain (loss) on investment transactions        .28      .91         .42       (1.84)    (1.77)
                                                                       ------  -------     -------     -------   -------
Net increase (decrease) in net asset value from operations                .51     1.17         .59       (1.64)    (1.42)
                                                                       ------  -------     -------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.25)    (.28)       (.19)       (.22)     (.32)
Distributions from net realized gain on investment transactions           -0-      -0-         -0-        (.30)     (.10)
                                                                       ------  -------     -------     -------   -------
Total dividends and distributions                                        (.25)    (.28)       (.19)       (.52)     (.42)
                                                                       ------  -------     -------     -------   -------
Net asset value, end of period                                         $10.03  $  9.77     $  8.88     $  8.48   $ 10.64
                                                                       ======  =======     =======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                      5.38%   13.09%       6.91%     (14.33)%  (11.72)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $4,806  $12,351     $14,256     $11,243   $ 9,382
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                               .68%     .67%(e)     .69%(e)     .68%      .68%
 Expenses, before waivers/reimbursements(d)                               .82%     .78%(e)     .84%(e)     .88%      .80%
 Net investment income(b)                                                2.35%    2.60%(e)    1.83%(e)    2.69%     3.01%
Portfolio turnover rate                                                    17%      14%         38%          8%        4%
--------------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

                                                                            103

--------------------------------------------------------------------------------
                                                                                             CLASS R
                                                                                      YEAR ENDED AUGUST 31,
                                                                         2012      2011        2010       2009      2008
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  9.67  $  8.79     $  8.40     $ 10.52   $ 12.37
                                                                       -------  -------     -------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                                .16      .22         .12         .16       .31
Net realized and unrealized gain (loss) on investment transactions         .30      .89         .42       (1.81)    (1.77)
                                                                       -------  -------     -------     -------   -------
Net increase (decrease) in net asset value from operations                 .46     1.11         .54       (1.65)    (1.46)
                                                                       -------  -------     -------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                      (.17)    (.23)       (.15)       (.17)     (.29)
Distributions from net realized gain on investment transactions            -0-      -0-         -0-        (.30)     (.10)
                                                                       -------  -------     -------     -------   -------
Total dividends and distributions                                         (.17)    (.23)       (.15)       (.47)     (.39)
                                                                       -------  -------     -------     -------   -------
Net asset value, end of period                                         $  9.96  $  9.67     $  8.79     $  8.40   $ 10.52
                                                                       =======  =======     =======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                       4.92%   12.55%       6.35%     (14.76)%  (12.16)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $38,244  $43,784     $46,261     $36,531   $33,421
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                               1.18%    1.17%(e)    1.19%(e)    1.18%     1.18%
 Expenses, before waivers/reimbursements(d)                               1.46%    1.43%(e)    1.45%(e)    1.48%     1.46%
 Net investment income(b)                                                 1.64%    2.15%(e)    1.35%(e)    2.17%     2.73%
Portfolio turnover rate                                                     17%      14%         38%          8%        4%
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                                                CLASS K
                                                                                         YEAR ENDED AUGUST 31,
                                                                         2012        2011         2010        2009       2008
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $   9.73  $   8.85     $   8.45     $  10.59   $  12.43
                                                                       --------  --------     --------     --------   --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                                 .20       .25          .14          .18        .35
Net realized and unrealized gain (loss) on investment transactions          .29       .88          .43        (1.83)     (1.79)
                                                                       --------  --------     --------     --------   --------
Net increase (decrease) in net asset value from operations                  .49      1.13          .57        (1.65)     (1.44)
                                                                       --------  --------     --------     --------   --------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                       (.21)     (.25)        (.17)        (.19)      (.30)
Distributions from net realized gain on investment transactions            - 0-      - 0-         - 0-         (.30)      (.10)
                                                                       --------  --------     --------     --------   --------
Total dividends and distributions                                          (.21)     (.25)        (.17)        (.49)      (.40)
                                                                       --------  --------     --------     --------   --------
Net asset value, end of period                                         $  10.01  $   9.73     $   8.85     $   8.45   $  10.59
                                                                       ========  ========     ========     ========   ========
TOTAL RETURN
Total investment return based on net asset value(c)                        5.24%    12.76%        6.68%      (14.58)%   (11.94)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $128,651  $183,105     $175,828     $148,184   $137,794
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                                 .93%      .92%(e)      .94%(e)      .93%       .93%
 Expenses, before waivers/reimbursements(d)                                1.14%     1.12%(e)     1.15%(e)     1.16%      1.16%
 Net investment income(b)                                                  2.04%     2.44%(e)     1.59%(e)     2.43%      2.98%
Portfolio turnover rate                                                      17%       14%          38%           8%         4%
--------------------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

--------------------------------------------------------------------------------
                                                                                             CLASS I
                                                                                      YEAR ENDED AUGUST 31,
                                                                         2012      2011        2010       2009      2008
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  9.76  $  8.87     $  8.48     $ 10.63   $ 12.47
                                                                       -------  -------     -------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                                .18      .24         .18         .20       .39
Net realized and unrealized gain (loss) on investment transactions         .33      .93         .40       (1.83)    (1.81)
                                                                       -------  -------     -------     -------   -------
Net increase (decrease) in net asset value from operations                 .51     1.17         .58       (1.63)    (1.42)
                                                                       -------  -------     -------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                      (.25)    (.28)       (.19)       (.22)     (.32)
Distributions from net realized gain on investment transactions           - 0-     - 0-        - 0-        (.30)     (.10)
                                                                       -------  -------     -------     -------   -------
Total dividends and distributions                                         (.25)    (.28)       (.19)       (.52)     (.42)
                                                                       -------  -------     -------     -------   -------
Net asset value, end of period                                         $ 10.02  $  9.76     $  8.87     $  8.48   $ 10.63
                                                                       =======  =======     =======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                       5.42%   13.14%       6.85%     (14.31)%  (11.76)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $29,126  $24,065     $21,749     $32,190   $33,966
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                                .68%     .67%(e)     .69%(e)     .68%      .68%
 Expenses, before waivers/reimbursements(d)                                .76%     .79%(e)     .81%(e)     .84%      .83%
 Net investment income(b)                                                 1.87%    2.39%(e)    1.96%(e)    2.74%     3.34%
Portfolio turnover rate                                                     17%      14%         38%          8%        4%
---------------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

                                                                            105

ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY
--------------------------------------------------------------------------------
                                                                                               CLASS A
                                                                                        YEAR ENDED AUGUST 31,
                                                                         2012      2011         2010        2009       2008
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  9.68  $  8.78     $   8.45     $  10.79   $  12.82
                                                                       -------  -------     --------     --------   --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                                .15      .23          .14          .16        .33
Net realized and unrealized gain (loss) on investment transactions         .36      .91          .34        (2.01)     (1.96)
                                                                       -------  -------     --------     --------   --------
Net increase (decrease) in net asset value from operations                 .51     1.14          .48        (1.85)     (1.63)
                                                                       -------  -------     --------     --------   --------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                      (.19)    (.24)        (.15)        (.17)      (.29)
Distributions from net realized gain on investment transactions            -0-      -0-          -0-         (.32)      (.11)
                                                                       -------  -------     --------     --------   --------
Total dividends and distributions                                         (.19)    (.24)        (.15)        (.49)      (.40)
                                                                       -------  -------     --------     --------   --------
Net asset value, end of period                                         $ 10.00  $  9.68     $   8.78     $   8.45   $  10.79
                                                                       =======  =======     ========     ========   ========
TOTAL RETURN
Total investment return based on net asset value(c)                       5.39%   12.90%        5.69%      (16.07)%   (13.13)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $65,745  $91,511     $109,018     $107,068   $102,304
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                               1.00%     .99%(e)     1.01%(e)     1.00%      1.00%
 Expenses, before waivers/reimbursements(d)                               1.13%    1.12%(e)     1.21%(e)     1.29%      1.17%
 Net investment income(b)                                                 1.58%    2.31%(e)     1.52%(e)     2.13%      2.81%
Portfolio turnover rate                                                     19%      14%          34%           9%         3%
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                                            CLASS B
                                                                                     YEAR ENDED AUGUST 31,
                                                                        2012      2011       2010      2009      2008
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 9.55  $ 8.66     $ 8.35     $ 10.65   $ 12.67
                                                                       ------  ------     ------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .08     .16        .08         .11       .26
Net realized and unrealized gain (loss) on investment transactions        .35     .91        .33       (1.99)    (1.95)
                                                                       ------  ------     ------     -------   -------
Net increase (decrease) in net asset value from operations                .43    1.07        .41       (1.88)    (1.69)
                                                                       ------  ------     ------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.11)   (.18)      (.10)       (.10)     (.22)
Distributions from net realized gain on investment transactions           -0-     -0-        -0-        (.32)     (.11)
                                                                       ------  ------     ------     -------   -------
Total dividends and distributions                                        (.11)   (.18)      (.10)       (.42)     (.33)
                                                                       ------  ------     ------     -------   -------
Net asset value, end of period                                         $ 9.87  $ 9.55     $ 8.66     $  8.35   $ 10.65
                                                                       ======  ======     ======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                      4.64%  12.24%      4.86%     (16.69)%  (13.66)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $1,172  $1,254     $1,239     $ 1,403   $ 1,795
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                              1.70%   1.69%(e)   1.71%(e)    1.70%     1.70%
 Expenses, before waivers/reimbursements(d)                              1.87%   1.87%(e)   1.96%(e)    2.05%     1.90%
 Net investment income(b)                                                 .81%   1.60%(e)    .83%(e)    1.52%     2.16%
Portfolio turnover rate                                                    19%     14%        34%          9%        3%
------------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

--------------------------------------------------------------------------------
                                                                                            CLASS C
                                                                                     YEAR ENDED AUGUST 31,
                                                                        2012      2011       2010      2009      2008
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 9.56  $ 8.67     $ 8.36     $ 10.65   $ 12.69
                                                                       ------  ------     ------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .07     .15        .07         .10       .24
Net realized and unrealized gain (loss) on investment transactions        .36     .92        .34       (1.97)    (1.95)
                                                                       ------  ------     ------     -------   -------
Net increase (decrease) in net asset value from operations                .43    1.07        .41       (1.87)    (1.71)
                                                                       ------  ------     ------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.12)   (.18)      (.10)       (.10)     (.22)
Distributions from net realized gain on investment transactions           -0-     -0-        -0-        (.32)     (.11)
                                                                       ------  ------     ------     -------   -------
Total dividends and distributions                                        (.12)   (.18)      (.10)       (.42)     (.33)
                                                                       ------  ------     ------     -------   -------
Net asset value, end of period                                         $ 9.87  $ 9.56     $ 8.67     $  8.36   $ 10.65
                                                                       ======  ======     ======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                      4.59%  12.22%      4.85%     (16.60)%  (13.80)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $4,254  $3,758     $3,367     $ 2,937   $ 2,835
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                              1.70%   1.69%(e)   1.71%(e)    1.70%     1.70%
 Expenses, before waivers/reimbursements(d)                              1.87%   1.88%(e)   1.94%(e)    2.03%     1.89%
 Net investment income(b)                                                 .72%   1.51%(e)    .80%(e)    1.42%     2.00%
Portfolio turnover rate                                                    19%     14%        34%          9%        3%
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                                         ADVISOR CLASS
                                                                                     YEAR ENDED AUGUST 31,
                                                                        2012      2011       2010       2009      2008
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 9.74  $ 8.83     $  8.49     $ 10.85   $ 12.88
                                                                       ------  ------     -------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .21     .25         .16         .18       .29
Net realized and unrealized gain (loss) on investment transactions        .32     .93         .36       (2.02)    (1.90)
                                                                       ------  ------     -------     -------   -------
Net increase (decrease) in net asset value from operations                .53    1.18         .52       (1.84)    (1.61)
                                                                       ------  ------     -------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.22)   (.27)       (.18)       (.20)     (.31)
Distributions from net realized gain on investment transactions           -0-     -0-         -0-        (.32)     (.11)
                                                                       ------  ------     -------     -------   -------
Total dividends and distributions                                        (.22)   (.27)       (.18)       (.52)     (.42)
                                                                       ------  ------     -------     -------   -------
Net asset value, end of period                                         $10.05  $ 9.74     $  8.83     $  8.49   $ 10.85
                                                                       ======  ======     =======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                      5.61%  13.27%       6.05%     (15.87)%  (12.87)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $3,239  $9,124     $11,879     $ 9,659   $ 6,660
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                               .70%    .69%(e)     .71%(e)     .70%      .70%
 Expenses, before waivers/reimbursements(d)                               .83%    .83%(e)     .91%(e)     .99%      .90%
 Net investment income(b)                                                2.10%   2.48%(e)    1.79%(e)    2.40%     2.51%
Portfolio turnover rate                                                    19%     14%         34%          9%        3%
-------------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

                                                                            107

--------------------------------------------------------------------------------
                                                                                             CLASS R
                                                                                      YEAR ENDED AUGUST 31,
                                                                         2012      2011        2010       2009      2008
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  9.68  $  8.76     $  8.44     $ 10.77   $ 12.81
                                                                       -------  -------     -------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                                .13      .21         .12         .14       .27
Net realized and unrealized gain (loss) on investment transactions         .35      .92         .34       (2.00)    (1.93)
                                                                       -------  -------     -------     -------   -------
Net increase (decrease) in net asset value from operations                 .48     1.13         .46       (1.86)    (1.66)
                                                                       -------  -------     -------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                      (.15)    (.21)       (.14)       (.15)     (.27)
Distributions from net realized gain on investment transactions            -0-      -0-         -0-        (.32)     (.11)
                                                                       -------  -------     -------     -------   -------
Total dividends and distributions                                         (.15)    (.21)       (.14)       (.47)     (.38)
                                                                       -------  -------     -------     -------   -------
Net asset value, end of period                                         $ 10.01  $  9.68     $  8.76     $  8.44   $ 10.77
                                                                       =======  =======     =======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                       5.07%   12.87%       5.41%     (16.25)%  (13.30)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $33,543  $41,027     $43,554     $32,469   $24,582
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                               1.20%    1.19%(e)    1.21%(e)    1.20%     1.20%
 Expenses, before waivers/reimbursements(d)                               1.47%    1.47%(e)    1.53%(e)    1.55%     1.53%
 Net investment income(b)                                                 1.36%    2.05%(e)    1.29%(e)    1.89%     2.35%
Portfolio turnover rate                                                     19%      14%         34%          9%        3%
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                                                CLASS K
                                                                                         YEAR ENDED AUGUST 31,
                                                                         2012        2011         2010        2009       2008
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $   9.71  $   8.80     $   8.47     $  10.81   $  12.83
                                                                       --------  --------     --------     --------   --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                                 .16       .23          .14          .17        .33
Net realized and unrealized gain (loss) on investment transactions          .35       .93          .35        (2.02)     (1.95)
                                                                       --------  --------     --------     --------   --------
Net increase (decrease) in net asset value from operations                  .51      1.16          .49        (1.85)     (1.62)
                                                                       --------  --------     --------     --------   --------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                       (.19)     (.25)        (.16)        (.17)      (.29)
Distributions from net realized gain on investment transactions             -0-       -0-          -0-         (.32)      (.11)
                                                                       --------  --------     --------     --------   --------
Total dividends and distributions                                          (.19)     (.25)        (.16)        (.49)      (.40)
                                                                       --------  --------     --------     --------   --------
Net asset value, end of period                                         $  10.03  $   9.71     $   8.80     $   8.47   $  10.81
                                                                       ========  ========     ========     ========   ========
TOTAL RETURN
Total investment return based on net asset value(c)                        5.43%    13.05%        5.72%      (16.10)%   (13.02)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $118,522  $137,594     $120,931     $110,551   $111,995
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                                 .95%      .94%(e)      .96%(e)      .95%       .95%
 Expenses, before waivers/reimbursements(d)                                1.16%     1.14%(e)     1.22%(e)     1.24%      1.24%
 Net investment income(b)                                                  1.61%     2.26%(e)     1.56%(e)     2.24%      2.79%
Portfolio turnover rate                                                      19%       14%          34%           9%         3%
--------------------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

--------------------------------------------------------------------------------
                                                                                             CLASS I
                                                                                      YEAR ENDED AUGUST 31,
                                                                         2012      2011        2010       2009      2008
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  9.74  $  8.83     $  8.50     $ 10.85   $ 12.88
                                                                       -------  -------     -------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                                .15      .26         .18         .18       .38
Net realized and unrealized gain (loss) on investment transactions         .39      .92         .33       (2.02)    (1.99)
                                                                       -------  -------     -------     -------   -------
Net increase (decrease) in net asset value from operations                 .54     1.18         .51       (1.84)    (1.61)
                                                                       -------  -------     -------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                      (.23)    (.27)       (.18)       (.19)     (.31)
Distributions from net realized gain on investment transactions            -0-      -0-         -0-        (.32)     (.11)
                                                                       -------  -------     -------     -------   -------
Total dividends and distributions                                         (.23)    (.27)       (.18)       (.51)     (.42)
                                                                       -------  -------     -------     -------   -------
Net asset value, end of period                                         $ 10.05  $  9.74     $  8.83     $  8.50   $ 10.85
                                                                       =======  =======     =======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                       5.70%   13.27%       5.98%     (15.78)%  (12.88)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $16,305  $13,870     $17,678     $24,725   $24,079
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                                .70%     .69%(e)     .71%(e)     .70%      .70%
 Expenses, before waivers/reimbursements(d)                                .79%     .83%(e)     .89%(e)     .92%      .90%
 Net investment income(b)                                                 1.54%    2.53%(e)    1.91%(e)    2.45%     3.15%
Portfolio turnover rate                                                     19%      14%         34%          9%        3%
---------------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

                                                                            109

ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY
--------------------------------------------------------------------------------
                                                                                             CLASS A
                                                                                      YEAR ENDED AUGUST 31,
                                                                         2012      2011        2010       2009      2008
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  9.53  $  8.59     $  8.35     $ 10.69   $ 12.70
                                                                       -------  -------     -------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                                .13      .20         .12         .14       .30
Net realized and unrealized gain (loss) on investment transactions         .37      .94         .25       (2.05)    (2.00)
                                                                       -------  -------     -------     -------   -------
Net increase (decrease) in net asset value from operations                 .50     1.14         .37       (1.91)    (1.70)
                                                                       -------  -------     -------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                      (.16)    (.20)       (.13)       (.14)     (.24)
Distributions from net realized gain on investment transactions            -0-      -0-         -0-        (.29)     (.07)
                                                                       -------  -------     -------     -------   -------
Total dividends and distributions                                         (.16)    (.20)       (.13)       (.43)     (.31)
                                                                       -------  -------     -------     -------   -------
Net asset value, end of period                                         $  9.87  $  9.53     $  8.59     $  8.35   $ 10.69
                                                                       =======  =======     =======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                       5.44%   13.15%       4.42%     (16.91)%  (13.67)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $59,593  $74,095     $88,919     $89,797   $73,959
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                               1.02%    1.02%(e)    1.03%(e)    1.02%     1.02%
 Expenses, before waivers/reimbursements(d)                               1.28%    1.19%(e)    1.25%(e)    1.33%     1.23%
 Net investment income(b)                                                 1.34%    1.99%(e)    1.31%(e)    1.88%     2.53%
Portfolio turnover rate                                                     22%      12%         30%          6%        4%
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                                           CLASS B
                                                                                    YEAR ENDED AUGUST 31,
                                                                        2012     2011       2010      2009      2008
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $9.40  $ 8.47     $ 8.25     $ 10.55   $ 12.56
                                                                       -----  ------     ------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                              .06     .12        .06         .09       .22
Net realized and unrealized gain (loss) on investment transactions       .37     .94        .24       (2.02)    (1.98)
                                                                       -----  ------     ------     -------   -------
Net increase (decrease) in net asset value from operations               .43    1.06        .30       (1.93)    (1.76)
                                                                       -----  ------     ------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                    (.08)   (.13)      (.08)       (.08)     (.18)
Distributions from net realized gain on investment transactions          -0-     -0-        -0-        (.29)     (.07)
                                                                       -----  ------     ------     -------   -------
Total dividends and distributions                                       (.08)   (.13)      (.08)       (.37)     (.25)
                                                                       -----  ------     ------     -------   -------
Net asset value, end of period                                         $9.75  $ 9.40     $ 8.47     $  8.25   $ 10.55
                                                                       =====  ======     ======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                     4.70%  12.41%      3.65%     (17.49)%  (14.29)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $ 960  $1,141     $1,145     $ 1,433   $ 1,944
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                             1.72%   1.72%(e)   1.73%(e)    1.72%     1.72%
 Expenses, before waivers/reimbursements(d)                             2.03%   1.93%(e)   2.00%(e)    2.09%     1.96%
 Net investment income(b)                                                .62%   1.23%(e)    .63%(e)    1.27%     1.87%
Portfolio turnover rate                                                   22%     12%        30%          6%        4%
-----------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

--------------------------------------------------------------------------------
                                                                                            CLASS C
                                                                                     YEAR ENDED AUGUST 31,
                                                                        2012      2011       2010      2009      2008
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 9.40  $ 8.47     $ 8.25     $ 10.56   $ 12.58
                                                                       ------  ------     ------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .05     .13        .05         .08       .20
Net realized and unrealized gain (loss) on investment transactions        .39     .93        .25       (2.02)    (1.97)
                                                                       ------  ------     ------     -------   -------
Net increase (decrease) in net asset value from operations                .44    1.06        .30       (1.94)    (1.77)
                                                                       ------  ------     ------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.09)   (.13)      (.08)       (.08)     (.18)
Distributions from net realized gain on investment transactions           -0-     -0-        -0-        (.29)     (.07)
                                                                       ------  ------     ------     -------   -------
Total dividends and distributions                                        (.09)   (.13)      (.08)       (.37)     (.25)
                                                                       ------  ------     ------     -------   -------
Net asset value, end of period                                         $ 9.75  $ 9.40     $ 8.47     $  8.25   $ 10.56
                                                                       ======  ======     ======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                      4.74%  12.41%      3.65%     (17.57)%  (14.34)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $4,832  $4,428     $4,475     $ 4,270   $ 3,480
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                              1.72%   1.72%(e)   1.73%(e)    1.72%     1.72%
 Expenses, before waivers/reimbursements(d)                              2.03%   1.94%(e)   1.99%(e)    2.07%     1.95%
 Net investment income(b)                                                 .50%   1.28%(e)    .60%(e)    1.14%     1.72%
Portfolio turnover rate                                                    22%     12%        30%          6%        4%
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                                         ADVISOR CLASS
                                                                                     YEAR ENDED AUGUST 31,
                                                                        2012      2011       2010       2009      2008
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 9.59  $ 8.64     $  8.40     $ 10.76   $ 12.76
                                                                       ------  ------     -------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .18     .21         .14         .16       .24
Net realized and unrealized gain (loss) on investment transactions        .35     .96         .26       (2.06)    (1.90)
                                                                       ------  ------     -------     -------   -------
Net increase (decrease) in net asset value from operations                .53    1.17         .40       (1.90)    (1.66)
                                                                       ------  ------     -------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.19)   (.22)       (.16)       (.17)     (.27)
Distributions from net realized gain on investment transactions           -0-     -0-         -0-        (.29)     (.07)
                                                                       ------  ------     -------     -------   -------
Total dividends and distributions                                        (.19)   (.22)       (.16)       (.46)     (.34)
                                                                       ------  ------     -------     -------   -------
Net asset value, end of period                                         $ 9.93  $ 9.59     $  8.64     $  8.40   $ 10.76
                                                                       ======  ======     =======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                      5.78%  13.51%       4.68%     (16.71)%  (13.36)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $2,996  $7,280     $10,226     $ 7,365   $ 5,209
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                               .72%    .72%(e)     .73%(e)     .72%      .72%
 Expenses, before waivers/reimbursements(d)                               .96%    .89%(e)     .96%(e)    1.03%      .94%
 Net investment income(b)                                                1.85%   2.14%(e)    1.56%(e)    2.16%     2.10%
Portfolio turnover rate                                                    22%     12%         30%          6%        4%
-------------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

                                                                            111

--------------------------------------------------------------------------------
                                                                                             CLASS R
                                                                                      YEAR ENDED AUGUST 31,
                                                                         2012      2011        2010       2009      2008
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  9.51  $  8.57     $  8.33     $ 10.66   $ 12.69
                                                                       -------  -------     -------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                                .11      .17         .10         .12       .26
Net realized and unrealized gain (loss) on investment transactions         .37      .95         .26       (2.04)    (1.98)
                                                                       -------  -------     -------     -------   -------
Net increase (decrease) in net asset value from operations                 .48     1.12         .36       (1.92)    (1.72)
                                                                       -------  -------     -------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                      (.13)    (.18)       (.12)       (.12)     (.24)
Distributions from net realized gain on investment transactions            -0-      -0-         -0-        (.29)     (.07)
                                                                       -------  -------     -------     -------   -------
Total dividends and distributions                                         (.13)    (.18)       (.12)       (.41)     (.31)
                                                                       -------  -------     -------     -------   -------
Net asset value, end of period                                         $  9.86  $  9.51     $  8.57     $  8.33   $ 10.66
                                                                       =======  =======     =======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                       5.17%   13.00%       4.23%     (17.15)%  (13.87)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $34,877  $40,174     $37,223     $32,551   $26,546
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                               1.22%    1.22%(e)    1.23%(e)    1.22%     1.22%
 Expenses, before waivers/reimbursements(d)                               1.53%    1.51%(e)    1.53%(e)    1.58%     1.57%
 Net investment income(b)                                                 1.11%    1.72%(e)    1.08%(e)    1.64%     2.19%
Portfolio turnover rate                                                     22%      12%         30%          6%        4%
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                                               CLASS K
                                                                                        YEAR ENDED AUGUST 31,
                                                                         2012       2011         2010        2009      2008
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  9.54  $   8.60     $   8.36     $  10.70   $ 12.71
                                                                       -------  --------     --------     --------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                                .14       .20          .12          .14       .29
Net realized and unrealized gain (loss) on investment transactions         .36       .95          .26        (2.05)    (1.98)
                                                                       -------  --------     --------     --------   -------
Net increase (decrease) in net asset value from operations                 .50      1.15          .38        (1.91)    (1.69)
                                                                       -------  --------     --------     --------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                      (.16)     (.21)        (.14)        (.14)     (.25)
Distributions from net realized gain on investment transactions            -0-       -0-          -0-         (.29)     (.07)
                                                                       -------  --------     --------     --------   -------
Total dividends and distributions                                         (.16)     (.21)        (.14)        (.43)     (.32)
                                                                       -------  --------     --------     --------   -------
Net asset value, end of period                                         $  9.88  $   9.54     $   8.60     $   8.36   $ 10.70
                                                                       =======  ========     ========     ========   =======
TOTAL RETURN
Total investment return based on net asset value(c)                       5.46%    13.25%        4.51%      (16.97)%  (13.64)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $90,629  $117,596     $114,731     $100,789   $88,751
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                                .97%      .97%(e)      .98%(e)      .97%      .97%
 Expenses, before waivers/reimbursements(d)                               1.22%     1.21%(e)     1.22%(e)     1.27%     1.28%
 Net investment income(b)                                                 1.46%     1.99%(e)     1.34%(e)     1.93%     2.47%
Portfolio turnover rate                                                     22%       12%          30%           6%        4%
------------------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

--------------------------------------------------------------------------------
                                                                                             CLASS I
                                                                                      YEAR ENDED AUGUST 31,
                                                                         2012      2011        2010       2009      2008
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  9.57  $  8.62     $  8.38     $ 10.74   $ 12.75
                                                                       -------  -------     -------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                                .13      .22         .15         .16       .32
Net realized and unrealized gain (loss) on investment transactions         .39      .96         .26       (2.06)    (1.99)
                                                                       -------  -------     -------     -------   -------
Net increase (decrease) in net asset value from operations                 .52     1.18         .41       (1.90)    (1.67)
                                                                       -------  -------     -------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                      (.20)    (.23)       (.17)       (.17)     (.27)
Distributions from net realized gain on investment transactions            -0-      -0-         -0-        (.29)     (.07)
                                                                       -------  -------     -------     -------   -------
Total dividends and distributions                                         (.20)    (.23)       (.17)       (.46)     (.34)
                                                                       -------  -------     -------     -------   -------
Net asset value, end of period                                         $  9.89  $  9.57     $  8.62     $  8.38   $ 10.74
                                                                       =======  =======     =======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                       5.63%   13.59%       4.78%     (16.75)%  (13.46)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $16,847  $14,167     $13,897     $17,822   $16,718
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                                .72%     .72%(e)     .73%(e)     .72%      .72%
 Expenses, before waivers/reimbursements(d)                                .86%     .89%(e)     .90%(e)     .94%      .95%
 Net investment income(b)                                                 1.37%    2.18%(e)    1.67%(e)    2.19%     2.72%
Portfolio turnover rate                                                     22%      12%         30%          6%        4%
---------------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

                                                                            113

ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY
--------------------------------------------------------------------------------
                                                                                             CLASS A
                                                                                      YEAR ENDED AUGUST 31,
                                                                         2012      2011        2010       2009      2008
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  9.45  $  8.47     $  8.31     $ 10.71   $ 12.78
                                                                       -------  -------     -------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                                .10      .16         .09         .11       .27
Net realized and unrealized gain (loss) on investment transactions         .39      .97         .18       (2.11)    (2.02)
                                                                       -------  -------     -------     -------   -------
Net increase (decrease) in net asset value from operations                 .49     1.13         .27       (2.00)    (1.75)
                                                                       -------  -------     -------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                      (.13)    (.15)       (.08)       (.12)     (.24)
Distributions from net realized gain on investment transactions            -0-      -0-        (.03)       (.28)     (.08)
                                                                       -------  -------     -------     -------   -------
Total dividends and distributions                                         (.13)    (.15)       (.11)       (.40)     (.32)
                                                                       -------  -------     -------     -------   -------
Net asset value, end of period                                         $  9.81  $  9.45     $  8.47     $  8.31   $ 10.71
                                                                       =======  =======     =======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                       5.36%   13.29%       3.14%     (17.83)%  (14.02)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $38,155  $51,488     $62,369     $63,738   $52,620
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                               1.02%    1.02%(e)    1.04%(e)    1.02%     1.02%
 Expenses, before waivers/reimbursements(d)                               1.37%    1.24%(e)    1.33%(e)    1.43%     1.36%
 Net investment income(b)                                                 1.09%    1.62%(e)     .96%(e)    1.57%     2.31%
Portfolio turnover rate                                                     24%      14%         28%          4%        4%
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                                           CLASS B
                                                                                    YEAR ENDED AUGUST 31,
                                                                        2012     2011      2010      2009      2008
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $9.34  $ 8.37     $8.23     $ 10.59   $ 12.65
                                                                       -----  ------     -----     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                              .03     .09       .02         .07       .19
Net realized and unrealized gain (loss) on investment transactions       .41     .97       .17       (2.09)    (2.01)
                                                                       -----  ------     -----     -------   -------
Net increase (decrease) in net asset value from operations               .44    1.06       .19       (2.02)    (1.82)
                                                                       -----  ------     -----     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                    (.07)   (.09)     (.02)       (.06)     (.16)
Distributions from net realized gain on investment transactions          -0-     -0-      (.03)       (.28)     (.08)
                                                                       -----  ------     -----     -------   -------
Total dividends and distributions                                       (.07)   (.09)     (.05)       (.34)     (.24)
                                                                       -----  ------     -----     -------   -------
Net asset value, end of period                                         $9.71  $ 9.34     $8.37     $  8.23   $ 10.59
                                                                       =====  ======     =====     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                     4.76%  12.59%     2.33%     (18.42)%  (14.64)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $ 724  $  810     $ 822     $   960   $ 1,296
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                             1.72%   1.72%(e)  1.74%(e)    1.72%     1.72%
 Expenses, before waivers/reimbursements(d)                             2.12%   1.98%(e)  2.07%(e)    2.19%     2.08%
 Net investment income(b)                                                .36%    .88%(e)   .27%(e)     .99%     1.58%
Portfolio turnover rate                                                   24%     14%       28%          4%        4%
----------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

--------------------------------------------------------------------------------
                                                                                            CLASS C
                                                                                     YEAR ENDED AUGUST 31,
                                                                        2012      2011       2010      2009      2008
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 9.34  $ 8.38     $ 8.23     $ 10.59   $ 12.65
                                                                       ------  ------     ------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .03     .09        .02         .06       .17
Net realized and unrealized gain (loss) on investment transactions        .40     .96        .18       (2.08)    (1.99)
                                                                       ------  ------     ------     -------   -------
Net increase (decrease) in net asset value from operations                .43    1.05        .20       (2.02)    (1.82)
                                                                       ------  ------     ------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.06)   (.09)      (.02)       (.06)     (.16)
Distributions from net realized gain on investment transactions           -0-     -0-       (.03)       (.28)     (.08)
                                                                       ------  ------     ------     -------   -------
Total dividends and distributions                                        (.06)   (.09)      (.05)       (.34)     (.24)
                                                                       ------  ------     ------     -------   -------
Net asset value, end of period                                         $ 9.71  $ 9.34     $ 8.38     $  8.23   $ 10.59
                                                                       ======  ======     ======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                      4.67%  12.46%      2.45%     (18.42)%  (14.64)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $3,015  $2,746     $2,684     $ 2,158   $ 1,984
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                              1.72%   1.72%(e)   1.74%(e)    1.72%     1.72%
 Expenses, before waivers/reimbursements(d)                              2.13%   2.00%(e)   2.07%(e)    2.17%     2.08%
 Net investment income(b)                                                 .30%    .89%(e)    .21%(e)     .90%     1.48%
Portfolio turnover rate                                                    24%     14%        28%          4%        4%
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                                         ADVISOR CLASS
                                                                                     YEAR ENDED AUGUST 31,
                                                                        2012      2011       2010      2009      2008
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 9.50  $ 8.52     $ 8.35     $ 10.77   $ 12.84
                                                                       ------  ------     ------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .14     .18        .11         .13       .26
Net realized and unrealized gain (loss) on investment transactions        .39     .98        .19       (2.13)    (1.98)
                                                                       ------  ------     ------     -------   -------
Net increase (decrease) in net asset value from operations                .53    1.16        .30       (2.00)    (1.72)
                                                                       ------  ------     ------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.17)   (.18)      (.10)       (.14)     (.27)
Distributions from net realized gain on investment transactions           -0-     -0-       (.03)       (.28)     (.08)
                                                                       ------  ------     ------     -------   -------
Total dividends and distributions                                        (.17)   (.18)      (.13)       (.42)     (.35)
                                                                       ------  ------     ------     -------   -------
Net asset value, end of period                                         $ 9.86  $ 9.50     $ 8.52     $  8.35   $ 10.77
                                                                       ======  ======     ======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                      5.76%  13.55%      3.50%     (17.65)%  (13.77)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $3,835  $6,148     $7,819     $ 5,872   $ 3,410
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                               .72%    .72%(e)    .74%(e)     .72%      .72%
 Expenses, before waivers/reimbursements(d)                              1.07%    .95%(e)   1.03%(e)    1.13%     1.08%
 Net investment income(b)                                                1.44%   1.79%(e)   1.23%(e)    1.82%     2.21%
Portfolio turnover rate                                                    24%     14%        28%          4%        4%
------------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

                                                                            115

--------------------------------------------------------------------------------
                                                                                             CLASS R
                                                                                      YEAR ENDED AUGUST 31,
                                                                         2012      2011        2010       2009      2008
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  9.37  $  8.41     $  8.25     $ 10.64   $ 12.72
                                                                       -------  -------     -------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                                .08      .14         .06         .10       .19
Net realized and unrealized gain (loss) on investment transactions         .40      .96         .19       (2.10)    (1.96)
                                                                       -------  -------     -------     -------   -------
Net increase (decrease) in net asset value from operations                 .48     1.10         .25       (2.00)    (1.77)
                                                                       -------  -------     -------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                      (.09)    (.14)       (.06)       (.11)     (.23)
Distributions from net realized gain on investment transactions            -0-      -0-        (.03)       (.28)     (.08)
                                                                       -------  -------     -------     -------   -------
Total dividends and distributions                                         (.09)    (.14)       (.09)       (.39)     (.31)
                                                                       -------  -------     -------     -------   -------
Net asset value, end of period                                         $  9.76  $  9.37     $  8.41     $  8.25   $ 10.64
                                                                       =======  =======     =======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                       5.25%   13.02%       2.98%     (18.00)%  (14.23)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $21,448  $25,612     $24,873     $21,675   $15,155
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                               1.22%    1.22%(e)    1.24%(e)    1.22%     1.22%
 Expenses, before waivers/reimbursements(d)                               1.59%    1.56%(e)    1.60%(e)    1.65%     1.67%
 Net investment income(b)                                                  .88%    1.35%(e)     .73%(e)    1.36%     1.71%
Portfolio turnover rate                                                     24%      14%         28%          4%        4%
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                                             CLASS K
                                                                                      YEAR ENDED AUGUST 31,
                                                                         2012      2011        2010       2009      2008
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  9.44  $  8.47     $  8.32     $ 10.70   $ 12.78
                                                                       -------  -------     -------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                                .11      .16         .09         .12       .27
Net realized and unrealized gain (loss) on investment transactions         .40      .98         .17       (2.10)    (2.02)
                                                                       -------  -------     -------     -------   -------
Net increase (decrease) in net asset value from operations                 .51     1.14         .26       (1.98)    (1.75)
                                                                       -------  -------     -------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                      (.14)    (.17)       (.08)       (.12)     (.25)
Distributions from net realized gain on investment transactions            -0-      -0-        (.03)       (.28)     (.08)
                                                                       -------  -------     -------     -------   -------
Total dividends and distributions                                         (.14)    (.17)       (.11)       (.40)     (.33)
                                                                       -------  -------     -------     -------   -------
Net asset value, end of period                                         $  9.81  $  9.44     $  8.47     $  8.32   $ 10.70
                                                                       =======  =======     =======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                       5.52%   13.36%       3.07%     (17.68)%  (14.03)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $69,370  $83,579     $72,858     $64,028   $59,621
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                                .97%     .97%(e)     .99%(e)     .97%      .97%
 Expenses, before waivers/reimbursements(d)                               1.26%    1.25%(e)    1.29%(e)    1.35%     1.37%
 Net investment income(b)                                                 1.19%    1.59%(e)     .99%(e)    1.65%     2.29%
Portfolio turnover rate                                                     24%      14%         28%          4%        4%
---------------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

--------------------------------------------------------------------------------
                                                                                             CLASS I
                                                                                      YEAR ENDED AUGUST 31,
                                                                         2012      2011        2010      2009      2008
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  9.47  $  8.50     $ 8.34     $ 10.75   $ 12.83
                                                                       -------  -------     ------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                                .10      .18        .12         .14       .32
Net realized and unrealized gain (loss) on investment transactions         .43      .98        .18       (2.12)    (2.05)
                                                                       -------  -------     ------     -------   -------
Net increase (decrease) in net asset value from operations                 .53     1.16        .30       (1.98)    (1.73)
                                                                       -------  -------     ------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                      (.17)    (.19)      (.11)       (.15)     (.27)
Distributions from net realized gain on investment transactions            -0-      -0-       (.03)       (.28)     (.08)
                                                                       -------  -------     ------     -------   -------
Total dividends and distributions                                         (.17)    (.19)      (.14)       (.43)     (.35)
                                                                       -------  -------     ------     -------   -------
Net asset value, end of period                                         $  9.83  $  9.47     $ 8.50     $  8.34   $ 10.75
                                                                       =======  =======     ======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                       5.80%   13.57%      3.48%     (17.57)%  (13.83)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $15,817  $10,841     $9,598     $13,469   $11,536
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                                .72%     .72%(e)    .74%(e)     .72%      .72%
 Expenses, before waivers/reimbursements(d)                                .91%     .94%(e)    .96%(e)    1.02%     1.03%
 Net investment income(b)                                                 1.03%    1.82%(e)   1.32%(e)    1.88%     2.62%
Portfolio turnover rate                                                     24%      14%        28%          4%        4%
--------------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

                                                                            117

ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY
--------------------------------------------------------------------------------
                                                                                             CLASS A
                                                                                      YEAR ENDED AUGUST 31,
                                                                         2012      2011        2010       2009      2008
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  9.62  $  8.62     $  8.49     $ 10.86   $ 12.89
                                                                       -------  -------     -------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                                .10      .16         .09         .12       .25
Net realized and unrealized gain (loss) on investment transactions         .42      .99         .14       (2.12)    (2.00)
                                                                       -------  -------     -------     -------   -------
Net increase (decrease) in net asset value from operations                 .52     1.15         .23       (2.00)    (1.75)
                                                                       -------  -------     -------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                      (.13)    (.15)       (.06)       (.12)     (.23)
Distributions from net realized gain on investment transactions            -0-      -0-        (.04)       (.25)     (.05)
                                                                       -------  -------     -------     -------   -------
Total dividends and distributions                                         (.13)    (.15)       (.10)       (.37)     (.28)
                                                                       -------  -------     -------     -------   -------
Net asset value, end of period                                         $ 10.01  $  9.62     $  8.62     $  8.49   $ 10.86
                                                                       =======  =======     =======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                       5.52%   13.22%       2.71%     (17.68)%  (13.89)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $35,232  $44,823     $52,836     $60,063   $44,222
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                               1.03%    1.03%(e)    1.04%(e)    1.02%     1.02%
 Expenses, before waivers/reimbursements(d)                               1.47%    1.27%(e)    1.38%(e)    1.51%     1.49%
 Net investment income(b)                                                 1.00%    1.54%(e)     .99%(e)    1.57%     2.12%
Portfolio turnover rate                                                     25%      12%         20%          5%        6%
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                                           CLASS B
                                                                                    YEAR ENDED AUGUST 31,
                                                                        2012     2011      2010      2009      2008
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $9.51  $ 8.52     $8.40     $ 10.75   $ 12.78
                                                                       -----  ------     -----     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                              .02     .08       .03         .07       .20
Net realized and unrealized gain (loss) on investment transactions       .42     .99       .14       (2.11)    (2.03)
                                                                       -----  ------     -----     -------   -------
Net increase (decrease) in net asset value from operations               .44    1.07       .17       (2.04)    (1.83)
                                                                       -----  ------     -----     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                    (.06)   (.08)     (.01)       (.06)     (.15)
Distributions from net realized gain on investment transactions          -0-     -0-      (.04)       (.25)     (.05)
                                                                       -----  ------     -----     -------   -------
Total dividends and distributions                                       (.06)   (.08)     (.05)       (.31)     (.20)
                                                                       -----  ------     -----     -------   -------
Net asset value, end of period                                         $9.89  $ 9.51     $8.52     $  8.40   $ 10.75
                                                                       =====  ======     =====     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                     4.68%  12.47%     2.04%     (18.31)%  (14.50)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $ 843  $  826     $ 829     $   914   $ 1,093
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                             1.73%   1.73%(e)  1.74%(e)    1.72%     1.72%
 Expenses, before waivers/reimbursements(d)                             2.23%   2.01%(e)  2.13%(e)    2.27%     2.21%
 Net investment income(b)                                                .21%    .79%(e)   .29%(e)     .95%     1.69%
Portfolio turnover rate                                                   25%     12%       20%          5%        6%
----------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

--------------------------------------------------------------------------------
                                                                                            CLASS C
                                                                                     YEAR ENDED AUGUST 31,
                                                                        2012      2011       2010      2009      2008
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 9.51  $ 8.52     $ 8.41     $ 10.75   $ 12.78
                                                                       ------  ------     ------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .02     .08        .02         .06       .15
Net realized and unrealized gain (loss) on investment transactions        .44     .99        .14       (2.09)    (1.98)
                                                                       ------  ------     ------     -------   -------
Net increase (decrease) in net asset value from operations                .46    1.07        .16       (2.03)    (1.83)
                                                                       ------  ------     ------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.05)   (.08)      (.01)       (.06)     (.15)
Distributions from net realized gain on investment transactions           -0-     -0-       (.04)       (.25)     (.05)
                                                                       ------  ------     ------     -------   -------
Total dividends and distributions                                        (.05)   (.08)      (.05)       (.31)     (.20)
                                                                       ------  ------     ------     -------   -------
Net asset value, end of period                                         $ 9.92  $ 9.51     $ 8.52     $  8.41   $ 10.75
                                                                       ======  ======     ======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                      4.85%  12.47%      1.92%     (18.21)%  (14.50)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $2,519  $2,513     $2,743     $ 2,200   $ 1,561
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                              1.73%   1.73%(e)   1.74%(e)    1.72%     1.72%
 Expenses, before waivers/reimbursements(d)                              2.26%   2.06%(e)   2.14%(e)    2.28%     2.22%
 Net investment income(b)                                                 .25%    .81%(e)    .22%(e)     .86%     1.30%
Portfolio turnover rate                                                    25%     12%        20%          5%        6%
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                                         ADVISOR CLASS
                                                                                     YEAR ENDED AUGUST 31,
                                                                        2012      2011       2010      2009      2008
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 9.69  $ 8.68     $ 8.54     $ 10.93   $ 12.95
                                                                       ------  ------     ------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .13     .17        .11         .14       .21
Net realized and unrealized gain (loss) on investment transactions        .41    1.02        .16       (2.14)    (1.93)
                                                                       ------  ------     ------     -------   -------
Net increase (decrease) in net asset value from operations                .54    1.19        .27       (2.00)    (1.72)
                                                                       ------  ------     ------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.16)   (.18)      (.09)       (.14)     (.25)
Distributions from net realized gain on investment transactions           -0-     -0-       (.04)       (.25)     (.05)
                                                                       ------  ------     ------     -------   -------
Total dividends and distributions                                        (.16)   (.18)      (.13)       (.39)     (.30)
                                                                       ------  ------     ------     -------   -------
Net asset value, end of period                                         $10.07  $ 9.69     $ 8.68     $  8.54   $ 10.93
                                                                       ======  ======     ======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                      5.82%  13.57%      3.09%     (17.51)%  (13.61)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $4,398  $5,671     $7,788     $ 5,368   $ 3,254
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                               .73%    .73%(e)    .74%(e)     .72%      .72%
 Expenses, before waivers/reimbursements(d)                              1.17%    .98%(e)   1.09%(e)    1.21%     1.20%
 Net investment income(b)                                                1.29%   1.69%(e)   1.23%(e)    1.82%     1.81%
Portfolio turnover rate                                                    25%     12%        20%          5%        6%
------------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

                                                                            119

--------------------------------------------------------------------------------
                                                                                             CLASS R
                                                                                      YEAR ENDED AUGUST 31,
                                                                         2012      2011        2010       2009      2008
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  9.55  $  8.56     $  8.44     $ 10.79   $ 12.84
                                                                       -------  -------     -------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                                .07      .13         .07         .10       .25
Net realized and unrealized gain (loss) on investment transactions         .43     1.00         .14       (2.11)    (2.02)
                                                                       -------  -------     -------     -------   -------
Net increase (decrease) in net asset value from operations                 .50     1.13         .21       (2.01)    (1.77)
                                                                       -------  -------     -------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                      (.09)    (.14)       (.05)       (.09)     (.23)
Distributions from net realized gain on investment transactions            -0-      -0-        (.04)       (.25)     (.05)
                                                                       -------  -------     -------     -------   -------
Total dividends and distributions                                         (.09)    (.14)       (.09)       (.34)     (.28)
                                                                       -------  -------     -------     -------   -------
Net asset value, end of period                                         $  9.96  $  9.55     $  8.56     $  8.44   $ 10.79
                                                                       =======  =======     =======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                       5.37%   13.08%       2.48%     (17.89)%  (14.09)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $22,257  $24,351     $23,640     $20,975   $14,496
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                               1.23%    1.23%(e)    1.24%(e)    1.22%     1.22%
 Expenses, before waivers/reimbursements(d)                               1.61%    1.59%(e)    1.63%(e)    1.70%     1.76%
 Net investment income(b)                                                  .76%    1.25%(e)     .76%(e)    1.31%     2.06%
Portfolio turnover rate                                                     25%      12%         20%          5%        6%
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                                             CLASS K
                                                                                      YEAR ENDED AUGUST 31,
                                                                         2012      2011        2010       2009      2008
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  9.59  $  8.60     $  8.48     $ 10.85   $ 12.88
                                                                       -------  -------     -------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                                .11      .16         .09         .12       .27
Net realized and unrealized gain (loss) on investment transactions         .41      .99         .15       (2.12)    (2.01)
                                                                       -------  -------     -------     -------   -------
Net increase (decrease) in net asset value from operations                 .52     1.15         .24       (2.00)    (1.74)
                                                                       -------  -------     -------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                      (.13)    (.16)       (.08)       (.12)     (.24)
Distributions from net realized gain on investment transactions            -0-      -0-        (.04)       (.25)     (.05)
                                                                       -------  -------     -------     -------   -------
Total dividends and distributions                                         (.13)    (.16)       (.12)       (.37)     (.29)
                                                                       -------  -------     -------     -------   -------
Net asset value, end of period                                         $  9.98  $  9.59     $  8.60     $  8.48   $ 10.85
                                                                       =======  =======     =======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                       5.59%   13.34%       2.74%     (17.73)%  (13.83)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $47,774  $64,454     $60,471     $48,452   $36,392
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                                .98%     .98%(e)     .99%(e)     .97%      .97%
 Expenses, before waivers/reimbursements(d)                               1.28%    1.28%(e)    1.30%(e)    1.39%     1.47%
 Net investment income(b)                                                 1.15%    1.53%(e)     .99%(e)    1.60%     2.27%
Portfolio turnover rate                                                     25%      12%         20%          5%        6%
---------------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

--------------------------------------------------------------------------------
                                                                                            CLASS I
                                                                                     YEAR ENDED AUGUST 31,
                                                                         2012      2011       2010      2009      2008
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  9.63  $ 8.63     $ 8.51     $ 10.90   $ 12.92
                                                                       -------  ------     ------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                                .09     .18        .12         .14       .31
Net realized and unrealized gain (loss) on investment transactions         .46    1.01        .14       (2.14)    (2.03)
                                                                       -------  ------     ------     -------   -------
Net increase (decrease) in net asset value from operations                 .55    1.19        .26       (2.00)    (1.72)
                                                                       -------  ------     ------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                      (.17)   (.19)      (.10)       (.14)     (.25)
Distributions from net realized gain on investment transactions            -0-     -0-       (.04)       (.25)     (.05)
                                                                       -------  ------     ------     -------   -------
Total dividends and distributions                                         (.17)   (.19)      (.14)       (.39)     (.30)
                                                                       -------  ------     ------     -------   -------
Net asset value, end of period                                         $ 10.01  $ 9.63     $ 8.63     $  8.51   $ 10.90
                                                                       =======  ======     ======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                       5.86%  13.64%      2.99%     (17.52)%  (13.60)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $14,718  $9,566     $9,287     $11,225   $ 9,682
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                                .73%    .73%(e)    .74%(e)     .72%      .72%
 Expenses, before waivers/reimbursements(d)                                .93%    .96%(e)    .99%(e)    1.07%     1.14%
 Net investment income(b)                                                  .91%   1.72%(e)   1.32%(e)    1.87%     2.59%
Portfolio turnover rate                                                     25%     12%        20%          5%        6%
-------------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

                                                                            121

ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY
--------------------------------------------------------------------------------
                                                                                            CLASS A
                                                                                     YEAR ENDED AUGUST 31,
                                                                         2012     2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  9.41  $  8.43  $  8.38     $ 10.76   $ 12.90
                                                                       -------  -------  -------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                                .10      .15      .09         .12       .26
Net realized and unrealized gain (loss) on investment transactions         .43      .97      .11       (2.14)    (2.03)
                                                                       -------  -------  -------     -------   -------
Net increase (decrease) in net asset value from operations                 .53     1.12      .20       (2.02)    (1.77)
                                                                       -------  -------  -------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                      (.13)    (.14)    (.10)       (.11)     (.23)
Distributions from net realized gain on investment transactions            -0-      -0-     (.05)       (.25)     (.14)
                                                                       -------  -------  -------     -------   -------
Total dividends and distributions                                         (.13)    (.14)    (.15)       (.36)     (.37)
                                                                       -------  -------  -------     -------   -------
Net asset value, end of period                                         $  9.81  $  9.41  $  8.43     $  8.38   $ 10.76
                                                                       =======  =======  =======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                       5.75%   13.15%    2.34%     (18.02)%  (14.12)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $25,489  $36,465  $38,528     $37,782   $31,511
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                               1.03%    1.03%    1.04%(e)    1.02%     1.02%
 Expenses, before waivers/reimbursements(d)                               1.53%    1.43%    1.56%(e)    1.76%     1.82%
 Net investment income(b)                                                 1.03%    1.46%    1.01%(e)    1.58%     2.23%
Portfolio turnover rate                                                     29%      17%      16%          6%        5%
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                                         CLASS B
                                                                                  YEAR ENDED AUGUST 31,
                                                                        2012   2011     2010      2009      2008
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $9.28  $ 8.31  $8.27     $ 10.64   $ 12.76
                                                                       -----  ------  -----     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                              .02     .07    .03         .06       .21
Net realized and unrealized gain (loss) on investment transactions       .44     .97    .11       (2.11)    (2.03)
                                                                       -----  ------  -----     -------   -------
Net increase (decrease) in net asset value from operations               .46    1.04    .14       (2.05)    (1.82)
                                                                       -----  ------  -----     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                    (.06)   (.07)  (.05)       (.07)     (.16)
Distributions from net realized gain on investment transactions          -0-     -0-   (.05)       (.25)     (.14)
                                                                       -----  ------  -----     -------   -------
Total dividends and distributions                                       (.06)   (.07)  (.10)       (.32)     (.30)
                                                                       -----  ------  -----     -------   -------
Net asset value, end of period                                         $9.68  $ 9.28  $8.31     $  8.27   $ 10.64
                                                                       =====  ======  =====     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                     5.02%  12.43%  1.58%     (18.63)%  (14.60)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $ 321  $  305  $ 296     $   321   $   314
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                             1.73%   1.73%  1.74%(e)    1.72%     1.72%
 Expenses, before waivers/reimbursements(d)                             2.33%   2.20%  2.35%(e)    2.58%     2.54%
 Net investment income(b)                                                .25%    .75%   .31%(e)     .87%     1.73%
Portfolio turnover rate                                                   29%     17%    16%          6%        5%
-------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

--------------------------------------------------------------------------------
                                                                                          CLASS C
                                                                                   YEAR ENDED AUGUST 31,
                                                                        2012    2011      2010      2009      2008
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 9.27  $ 8.31  $ 8.26     $ 10.63   $ 12.76
                                                                       ------  ------  ------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .02     .07     .03         .06       .16
Net realized and unrealized gain (loss) on investment transactions        .44     .96     .12       (2.11)    (1.99)
                                                                       ------  ------  ------     -------   -------
Net increase (decrease) in net asset value from operations                .46    1.03     .15       (2.05)    (1.83)
                                                                       ------  ------  ------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.06)   (.07)   (.05)       (.07)     (.16)
Distributions from net realized gain on investment transactions           -0-     -0-    (.05)       (.25)     (.14)
                                                                       ------  ------  ------     -------   -------
Total dividends and distributions                                        (.06)   (.07)   (.10)       (.32)     (.30)
                                                                       ------  ------  ------     -------   -------
Net asset value, end of period                                         $ 9.67  $ 9.27  $ 8.31     $  8.26   $ 10.63
                                                                       ======  ======  ======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                      5.06%  12.31%   1.70%     (18.65)%  (14.68)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $1,807  $1,706  $1,550     $ 1,440   $   993
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                              1.73%   1.73%   1.74%(e)    1.72%     1.72%
 Expenses, before waivers/reimbursements(d)                              2.31%   2.22%   2.32%(e)    2.53%     2.55%
 Net investment income(b)                                                 .24%    .76%    .31%(e)     .85%     1.35%
Portfolio turnover rate                                                    29%     17%     16%          6%        5%
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                                       ADVISOR CLASS
                                                                                   YEAR ENDED AUGUST 31,
                                                                        2012    2011      2010      2009      2008
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 9.47  $ 8.48  $ 8.43     $ 10.83   $ 12.95
                                                                       ------  ------  ------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .12     .16     .11         .13       .25
Net realized and unrealized gain (loss) on investment transactions        .45     .99     .12       (2.14)    (1.98)
                                                                       ------  ------  ------     -------   -------
Net increase (decrease) in net asset value from operations                .57    1.15     .23       (2.01)    (1.73)
                                                                       ------  ------  ------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.17)   (.16)   (.13)       (.14)     (.25)
Distributions from net realized gain on investment transactions           -0-     -0-    (.05)       (.25)     (.14)
                                                                       ------  ------  ------     -------   -------
Total dividends and distributions                                        (.17)   (.16)   (.18)       (.39)     (.39)
                                                                       ------  ------  ------     -------   -------
Net asset value, end of period                                         $ 9.87  $ 9.47  $ 8.48     $  8.43   $ 10.83
                                                                       ======  ======  ======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                      6.19%  13.51%   2.58%     (17.81)%  (13.74)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $6,623  $6,702  $6,481     $ 4,473   $ 2,046
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                               .73%    .73%    .74%(e)     .72%      .72%
 Expenses, before waivers/reimbursements(d)                              1.24%   1.13%   1.27%(e)    1.46%     1.52%
 Net investment income(b)                                                1.25%   1.62%   1.26%(e)    1.81%     2.19%
Portfolio turnover rate                                                    29%     17%     16%          6%        5%
---------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

                                                                            123

--------------------------------------------------------------------------------
                                                                                            CLASS R
                                                                                     YEAR ENDED AUGUST 31,
                                                                         2012     2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  9.32  $  8.35  $  8.31     $ 10.70   $ 12.84
                                                                       -------  -------  -------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                                .08      .12      .07         .10       .20
Net realized and unrealized gain (loss) on investment transactions         .42      .98      .11       (2.13)    (1.98)
                                                                       -------  -------  -------     -------   -------
Net increase (decrease) in net asset value from operations                 .50     1.10      .18       (2.03)    (1.78)
                                                                       -------  -------  -------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                      (.10)    (.13)    (.09)       (.11)     (.22)
Distributions from net realized gain on investment transactions            -0-      -0-     (.05)       (.25)     (.14)
                                                                       -------  -------  -------     -------   -------
Total dividends and distributions                                         (.10)    (.13)    (.14)       (.36)     (.36)
                                                                       -------  -------  -------     -------   -------
Net asset value, end of period                                         $  9.72  $  9.32  $  8.35     $  8.31   $ 10.70
                                                                       =======  =======  =======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                       5.45%   13.08%    2.11%     (18.27)%  (14.22)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $16,215  $18,555  $16,927     $12,833   $ 7,636
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                               1.23%    1.23%    1.24%(e)    1.22%     1.22%
 Expenses, before waivers/reimbursements(d)                               1.69%    1.69%    1.76%(e)    1.90%     2.01%
 Net investment income(b)                                                  .80%    1.22%     .76%(e)    1.34%     1.72%
Portfolio turnover rate                                                     29%      17%      16%          6%        5%
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                                            CLASS K
                                                                                     YEAR ENDED AUGUST 31,
                                                                         2012     2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  9.36  $  8.40  $  8.36     $ 10.74   $ 12.88
                                                                       -------  -------  -------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                                .11      .15      .09         .12       .27
Net realized and unrealized gain (loss) on investment transactions         .42      .97      .11       (2.13)    (2.03)
                                                                       -------  -------  -------     -------   -------
Net increase (decrease) in net asset value from operations                 .53     1.12      .20       (2.01)    (1.76)
                                                                       -------  -------  -------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                      (.14)    (.16)    (.11)       (.12)     (.24)
Distributions from net realized gain on investment transactions            -0-      -0-     (.05)       (.25)     (.14)
                                                                       -------  -------  -------     -------   -------
Total dividends and distributions                                         (.14)    (.16)    (.16)       (.37)     (.38)
                                                                       -------  -------  -------     -------   -------
Net asset value, end of period                                         $  9.75  $  9.36  $  8.40     $  8.36   $ 10.74
                                                                       =======  =======  =======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                       5.84%   13.24%    2.35%     (17.95)%  (14.03)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $32,339  $39,787  $33,954     $26,638   $19,539
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                                .98%     .98%     .99%(e)     .97%      .97%
 Expenses, before waivers/reimbursements(d)                               1.36%    1.37%    1.43%(e)    1.60%     1.72%
 Net investment income(b)                                                 1.14%    1.48%    1.02%(e)    1.60%     2.29%
Portfolio turnover rate                                                     29%      17%      16%          6%        5%
------------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

--------------------------------------------------------------------------------
                                                                                          CLASS I
                                                                                   YEAR ENDED AUGUST 31,
                                                                        2012    2011      2010      2009      2008
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 9.39  $ 8.42  $ 8.38     $ 10.78   $ 12.92
                                                                       ------  ------  ------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .07     .17     .13         .13       .30
Net realized and unrealized gain (loss) on investment transactions        .48     .98     .10       (2.13)    (2.04)
                                                                       ------  ------  ------     -------   -------
Net increase (decrease) in net asset value from operations                .55    1.15     .23       (2.00)    (1.74)
                                                                       ------  ------  ------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.17)   (.18)   (.14)       (.15)     (.26)
Distributions from net realized gain on investment transactions           -0-     -0-    (.05)       (.25)     (.14)
                                                                       ------  ------  ------     -------   -------
Total dividends and distributions                                        (.17)   (.18)   (.19)       (.40)     (.40)
                                                                       ------  ------  ------     -------   -------
Net asset value, end of period                                         $ 9.77  $ 9.39  $ 8.42     $  8.38   $ 10.78
                                                                       ======  ======  ======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                      6.06%  13.53%   2.64%     (17.76)%  (13.85)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $8,540  $4,055  $4,734     $ 7,694   $ 4,439
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                               .73%    .73%    .74%(e)     .72%      .72%
 Expenses, before waivers/reimbursements(d)                              1.01%   1.05%   1.10%(e)    1.27%     1.37%
 Net investment income(b)                                                 .77%   1.71%   1.40%(e)    1.81%     2.48%
Portfolio turnover rate                                                    29%     17%     16%          6%        5%
---------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

                                                                            125

ALLIANCEBERNSTEIN 2050 RETIREMENT STRATEGY
--------------------------------------------------------------------------------
                                                                                             CLASS A
                                                                                      YEAR ENDED AUGUST 31,
                                                                        2012      2011       2010      2009       2008
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 7.93  $ 7.15     $ 7.06     $  8.59   $  9.86
                                                                       ------  ------     ------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .07     .12        .07         .09       .15(f)
Net realized and unrealized gain (loss) on investment transactions        .35     .84        .10       (1.48)    (1.27)
                                                                       ------  ------     ------     -------   -------
Net increase (decrease) in net asset value from operations                .42     .96        .17       (1.39)    (1.12)
                                                                       ------  ------     ------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.07)   (.12)      (.08)       (.03)     (.14)
Distributions from net realized gain on investment transactions          (.22)   (.06)       -0-        (.11)     (.01)
                                                                       ------  ------     ------     -------   -------
Total dividends and distributions                                        (.29)   (.18)      (.08)       (.14)     (.15)
                                                                       ------  ------     ------     -------   -------
Net asset value, end of period                                         $ 8.06  $ 7.93     $ 7.15     $  7.06   $  8.59
                                                                       ======  ======     ======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                      5.74%  13.30%      2.29%     (15.77)%  (11.53)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $4,770  $4,223     $4,427     $ 3,462   $   795
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                              1.03%   1.04%(e)   1.04%(e)    1.02%     1.02%
 Expenses, before waivers/reimbursements(d)                              2.86%   2.77%(e)   3.56%(e)    7.11%    54.01%
 Net investment income(b)                                                 .94%   1.45%(e)   1.00%(e)    1.40%     1.66%(f)
Portfolio turnover rate                                                    57%     32%        17%         46%      893%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                                            CLASS B
                                                                                     YEAR ENDED AUGUST 31,
                                                                        2012     2011      2010      2009       2008
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $7.83  $ 7.08     $7.00     $  8.56   $  9.85
                                                                       -----  ------     -----     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                              .02     .06       .02         .06       .11(f)
Net realized and unrealized gain (loss) on investment transactions       .35     .83       .10       (1.50)    (1.29)
                                                                       -----  ------     -----     -------   -------
Net increase (decrease) in net asset value from operations               .37     .89       .12       (1.44)    (1.18)
                                                                       -----  ------     -----     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                    (.01)   (.08)     (.04)       (.01)     (.10)
Distributions from net realized gain on investment transactions         (.22)   (.06)      -0-        (.11)     (.01)
                                                                       -----  ------     -----     -------   -------
Total dividends and distributions                                       (.23)   (.14)     (.04)       (.12)     (.11)
                                                                       -----  ------     -----     -------   -------
Net asset value, end of period                                         $7.97  $ 7.83     $7.08     $  7.00   $  8.56
                                                                       =====  ======     =====     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                     5.06%  12.40%     1.66%     (16.44)%  (12.11)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $  32  $   31     $  31     $    30   $    32
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                             1.73%   1.74%(e)  1.74%(e)    1.72%     1.72%
 Expenses, before waivers/reimbursements(d)                             3.64%   3.57%(e)  4.44%(e)    8.64%    71.00%
 Net investment income(b)                                                .27%    .71%(e)   .31%(e)     .93%     1.27%(f)
Portfolio turnover rate                                                   57%     32%       17%         46%      893%
------------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

--------------------------------------------------------------------------------
                                                                                             CLASS C
                                                                                      YEAR ENDED AUGUST 31,
                                                                         2012      2011      2010      2009       2008
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $7.84    $ 7.09     $7.00     $  8.56   $  9.85
                                                                       -----    ------     -----     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                              .00(g)    .05       .02         .05       .08(f)
Net realized and unrealized gain (loss) on investment transactions       .38       .84       .11       (1.49)    (1.26)
                                                                       -----    ------     -----     -------   -------
Net increase (decrease) in net asset value from operations               .38       .89       .13       (1.44)    (1.18)
                                                                       -----    ------     -----     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     -0-      (.08)     (.04)       (.01)     (.10)
Distributions from net realized gain on investment transactions         (.22)     (.06)      -0-        (.11)     (.01)
                                                                       -----    ------     -----     -------   -------
Total dividends and distributions                                       (.22)     (.14)     (.04)       (.12)     (.11)
                                                                       -----    ------     -----     -------   -------
Net asset value, end of period                                         $8.00    $ 7.84     $7.09     $  7.00   $  8.56
                                                                       =====    ======     =====     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                     5.13%    12.39%     1.80%     (16.44)%  (12.11)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $ 345    $  315     $ 200     $   120   $    52
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                             1.73%     1.74%(e)  1.74%(e)    1.72%     1.72%
 Expenses, before waivers/reimbursements(d)                             3.57%     3.50%(e)  4.31%(e)    8.05%    61.58%
 Net investment income(b)                                                .01%      .60%(e)   .22%(e)     .81%      .94%(f)
Portfolio turnover rate                                                   57%       32%       17%         46%      893%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                                        ADVISOR CLASS
                                                                                    YEAR ENDED AUGUST 31,
                                                                        2012     2011       2010      2009      2008
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $7.98  $ 7.19     $ 7.09     $  8.62   $  9.87
                                                                       -----  ------     ------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                              .16     .12        .09         .10       .14
Net realized and unrealized gain (loss) on investment transactions       .29     .87        .10       (1.48)    (1.23)
                                                                       -----  ------     ------     -------   -------
Net increase (decrease) in net asset value from operations               .45     .99        .19       (1.38)    (1.09)
                                                                       -----  ------     ------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                    (.09)   (.14)      (.09)       (.04)     (.15)
Distributions from net realized gain on investment transactions         (.22)   (.06)       -0-        (.11)     (.01)
                                                                       -----  ------     ------     -------   -------
Total dividends and distributions                                       (.31)   (.20)      (.09)       (.15)     (.16)
                                                                       -----  ------     ------     -------   -------
Net asset value, end of period                                         $8.12  $ 7.98     $ 7.19     $  7.09   $  8.62
                                                                       =====  ======     ======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                     6.10%  13.63%      2.66%     (15.66)%  (11.25)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $  91  $  958     $2,237     $ 1,178   $   305
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                              .73%    .74%(e)    .74%(e)     .72%      .72%
 Expenses, before waivers/reimbursements(d)                             2.72%   2.50%(e)   3.25%(e)    6.75%    41.52%
 Net investment income(b)                                               1.87%   1.51%(e)   1.24%(e)    1.69%     1.64%
Portfolio turnover rate                                                   57%     32%        17%         46%      893%
-----------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

                                                                            127

--------------------------------------------------------------------------------
                                                                                             CLASS R
                                                                                      YEAR ENDED AUGUST 31,
                                                                        2012      2011       2010      2009        2008
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 7.86  $ 7.12     $ 7.06     $  8.60   $  9.86
                                                                       ------  ------     ------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(a)(b)                                        .06     .09        .06         .07      (.03)(f)
Net realized and unrealized gain (loss) on investment transactions        .35     .84        .10       (1.48)    (1.10)
                                                                       ------  ------     ------     -------   -------
Net increase (decrease) in net asset value from operations                .41     .93        .16       (1.41)    (1.13)
                                                                       ------  ------     ------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.05)   (.13)      (.10)       (.02)     (.12)
Distributions from net realized gain on investment transactions          (.22)   (.06)       -0-        (.11)     (.01)
                                                                       ------  ------     ------     -------   -------
Total dividends and distributions                                        (.27)   (.19)      (.10)       (.13)     (.13)
                                                                       ------  ------     ------     -------   -------
Net asset value, end of period                                         $ 8.00  $ 7.86     $ 7.12     $  7.06   $  8.60
                                                                       ======  ======     ======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                      5.61%  12.97%      2.16%     (16.08)%  (11.67)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $3,403  $3,221     $2,443     $ 1,540   $   258
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                              1.23%   1.24%(e)   1.24%(e)    1.22%     1.22%
 Expenses, before waivers/reimbursements(d)                              2.83%   2.94%(e)   3.53%(e)    6.38%    23.00%
 Net investment income (loss)(b)                                          .77%   1.12%(e)    .77%(e)    1.12%     (.12)%(f)
Portfolio turnover rate                                                    57%     32%        17%         46%      893%
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                                             CLASS K
                                                                                      YEAR ENDED AUGUST 31,
                                                                        2012      2011        2010      2009       2008
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 7.89  $  7.14     $ 7.08     $  8.61   $  9.86
                                                                       ------  -------     ------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .11      .12        .07         .07       .08(f)
Net realized and unrealized gain (loss) on investment transactions        .31      .84        .10       (1.46)    (1.18)
                                                                       ------  -------     ------     -------   -------
Net increase (decrease) in net asset value from operations                .42      .96        .17       (1.39)    (1.10)
                                                                       ------  -------     ------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.08)    (.15)      (.11)       (.03)     (.14)
Distributions from net realized gain on investment transactions          (.22)    (.06)       -0-        (.11)     (.01)
                                                                       ------  -------     ------     -------   -------
Total dividends and distributions                                        (.30)    (.21)      (.11)       (.14)     (.15)
                                                                       ------  -------     ------     -------   -------
Net asset value, end of period                                         $ 8.01  $  7.89     $ 7.14     $  7.08   $  8.61
                                                                       ======  =======     ======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                      5.81%   13.37%      2.33%     (15.76)%  (11.32)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $7,617  $11,785     $7,613     $ 3,959   $   758
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                               .98%     .99%(e)    .99%(e)     .97%      .97%
 Expenses, before waivers/reimbursements(d)                              2.50%    2.65%(e)   3.20%(e)    6.14%    30.40%
 Net investment income(b)                                                1.39%    1.38%(e)    .95%(e)    1.32%      .95%(f)
Portfolio turnover rate                                                    57%      32%        17%         46%      893%
---------------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

--------------------------------------------------------------------------------
                                                                                           CLASS I
                                                                                    YEAR ENDED AUGUST 31,
                                                                        2012      2011      2010      2009      2008
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 7.91  $ 7.17     $7.09     $  8.61   $  9.87
                                                                       ------  ------     -----     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .04     .14       .10         .10       .14
Net realized and unrealized gain (loss) on investment transactions        .41     .83       .11       (1.48)    (1.24)
                                                                       ------  ------     -----     -------   -------
Net increase (decrease) in net asset value from operations                .45     .97       .21       (1.38)    (1.10)
                                                                       ------  ------     -----     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.10)   (.17)     (.13)       (.03)     (.15)
Distributions from net realized gain on investment transactions          (.22)   (.06)      -0-        (.11)     (.01)
                                                                       ------  ------     -----     -------   -------
Total dividends and distributions                                        (.32)   (.23)     (.13)       (.14)     (.16)
                                                                       ------  ------     -----     -------   -------
Net asset value, end of period                                         $ 8.04  $ 7.91     $7.17     $  7.09   $  8.61
                                                                       ======  ======     =====     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                      6.25%  13.42%     2.84%     (15.59)%  (11.35)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $6,206  $1,077     $ 707     $   787   $   216
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                               .73%    .74%(e)   .74%(e)     .72%      .72%
 Expenses, before waivers/reimbursements(d)                              2.17%   2.32%(e)  2.94%(e)    6.02%    41.80%
 Net investment income(b)                                                 .46%   1.63%(e)  1.31%(e)    1.67%     1.51%
Portfolio turnover rate                                                    57%     32%       17%         46%      893%
-----------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

                                                                            129

ALLIANCEBERNSTEIN 2055 RETIREMENT STRATEGY
--------------------------------------------------------------------------------
                                                                                             CLASS A
                                                                                      YEAR ENDED AUGUST 31,
                                                                        2012      2011       2010      2009       2008
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 7.88  $ 7.01     $ 6.87     $  8.38   $  9.85
                                                                       ------  ------     ------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .07     .12        .07         .07       .13(f)
Net realized and unrealized gain (loss) on investment transactions        .38     .78        .08       (1.54)    (1.20)
                                                                       ------  ------     ------     -------   -------
Net increase (decrease) in net asset value from operations                .45     .90        .15       (1.47)    (1.07)
                                                                       ------  ------     ------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                      -0-    (.03)      (.01)        -0-      (.27)
Distributions from net realized gain on investment transactions          (.16)    -0-        -0-        (.04)     (.13)
                                                                       ------  ------     ------     -------   -------
Total dividends and distributions                                        (.16)   (.03)      (.01)       (.04)     (.40)
                                                                       ------  ------     ------     -------   -------
Net asset value, end of period                                         $ 8.17  $ 7.88     $ 7.01     $  6.87   $  8.38
                                                                       ======  ======     ======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                      5.95%  12.87%      2.19%     (17.45)%  (11.40)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $1,215  $  997     $  867     $   690   $   343
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                              1.03%   1.04%(e)   1.04%(e)    1.02%     1.04%(h)
 Expenses, before waivers/reimbursements(d)                              7.71%   8.54%(e)  11.83%(e)   23.03%    98.75%(h)
 Net investment income(b)                                                 .88%   1.43%(e)    .99%(e)    1.20%     1.45%(f)
Portfolio turnover rate                                                    46%     49%        47%         83%       42%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                                            CLASS B
                                                                                     YEAR ENDED AUGUST 31,
                                                                        2012     2011       2010      2009       2008
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $7.72  $ 6.88     $ 6.78     $  8.34   $  9.84
                                                                       -----  ------     ------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                              .02     .06        .02         .05       .15(f)
Net realized and unrealized gain (loss) on investment transactions       .36     .78        .08       (1.57)    (1.28)
                                                                       -----  ------     ------     -------   -------
Net increase (decrease) in net asset value from operations               .38     .84        .10       (1.52)    (1.13)
                                                                       -----  ------     ------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     -0-     -0-        -0-         -0-      (.24)
Distributions from net realized gain on investment transactions         (.16)    -0-        -0-        (.04)     (.13)
                                                                       -----  ------     ------     -------   -------
Total dividends and distributions                                       (.16)    -0-        -0-        (.04)     (.37)
                                                                       -----  ------     ------     -------   -------
Net asset value, end of period                                         $7.94  $ 7.72     $ 6.88     $  6.78   $  8.34
                                                                       =====  ======     ======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                     5.16%  12.21%      1.48%     (18.14)%  (11.93)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $  31  $   26     $   19     $    18   $    13
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                             1.73%   1.74%(e)   1.74%(e)    1.72%     1.74%(h)
 Expenses, before waivers/reimbursements(d)                             8.48%   9.39%(e)  12.87%(e)   24.65%   189.38%(h)
 Net investment income(b)                                                .24%    .69%(e)    .30%(e)     .85%     1.61%(f)
Portfolio turnover rate                                                   46%     49%        47%         83%       42%
-------------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

--------------------------------------------------------------------------------
                                                                                             CLASS C
                                                                                      YEAR ENDED AUGUST 31,
                                                                        2012      2011       2010      2009       2008
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $7.71   $ 6.87     $ 6.77     $  8.34   $  9.84
                                                                       -----   ------     ------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(a)(b)                                      (.02)     .05        .02         .08       .16(f)
Net realized and unrealized gain (loss) on investment transactions       .40      .79        .08       (1.61)    (1.29)
                                                                       -----   ------     ------     -------   -------
Net increase (decrease) in net asset value from operations               .38      .84        .10       (1.53)    (1.13)
                                                                       -----   ------     ------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                    (.01)     -0-        -0-         -0-      (.24)
Distributions from net realized gain on investment transactions         (.16)     -0-        -0-        (.04)     (.13)
                                                                       -----   ------     ------     -------   -------
Total dividends and distributions                                       (.17)     -0-        -0-        (.04)     (.37)
                                                                       -----   ------     ------     -------   -------
Net asset value, end of period                                         $7.92   $ 7.71     $ 6.87     $  6.77   $  8.34
                                                                       =====   ======     ======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                     5.14%   12.23%      1.48%     (18.26)%  (11.93)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $ 191   $   70     $   45     $    20   $    37
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                             1.73%    1.74%(e)   1.74%(e)    1.72%     1.74%(h)
 Expenses, before waivers/reimbursements(d)                             8.31%    9.12%(e)  12.44%(e)   24.79%   190.03%(h)
 Net investment income (loss)(b)                                        (.21)%    .60%(e)    .21%(e)    1.34%     1.74%(f)
Portfolio turnover rate                                                   46%      49%        47%         83%       42%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                                         ADVISOR CLASS
                                                                                     YEAR ENDED AUGUST 31,
                                                                        2012     2011       2010      2009       2008
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $7.92  $ 7.04     $ 6.90     $  8.41   $  9.86
                                                                       -----  ------     ------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                              .14     .12        .09         .10       .18
Net realized and unrealized gain (loss) on investment transactions       .33     .81        .08       (1.57)    (1.22)
                                                                       -----  ------     ------     -------   -------
Net increase (decrease) in net asset value from operations               .47     .93        .17       (1.47)    (1.04)
                                                                       -----  ------     ------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     -0-    (.05)      (.03)        -0-      (.28)
Distributions from net realized gain on investment transactions         (.16)    -0-        -0-        (.04)     (.13)
                                                                       -----  ------     ------     -------   -------
Total dividends and distributions                                       (.16)   (.05)      (.03)       (.04)     (.41)
                                                                       -----  ------     ------     -------   -------
Net asset value, end of period                                         $8.23  $ 7.92     $ 7.04     $  6.90   $  8.41
                                                                       =====  ======     ======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                     6.18%  13.23%      2.43%     (17.39)%  (11.09)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $  46  $  138     $  531     $   248   $    50
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                              .73%    .74%(e)    .74%(e)     .72%      .74%(h)
 Expenses, before waivers/reimbursements(d)                             7.72%   9.44%(e)  11.33%(e)   22.45%   127.65%(h)
 Net investment income(b)                                               1.70%   1.43%(e)   1.23%(e)    1.68%     2.04%
Portfolio turnover rate                                                   46%     49%        47%         83%       42%
-------------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

                                                                            131

--------------------------------------------------------------------------------
                                                                                            CLASS R
                                                                                     YEAR ENDED AUGUST 31,
                                                                        2012     2011       2010      2009       2008
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $7.54  $ 6.81     $ 6.79     $  8.38   $  9.85
                                                                       -----  ------     ------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                              .06     .09        .05         .08       .04(f)
Net realized and unrealized gain (loss) on investment transactions       .34     .78        .09       (1.58)    (1.13)
                                                                       -----  ------     ------     -------   -------
Net increase (decrease) in net asset value from operations               .40     .87        .14       (1.50)    (1.09)
                                                                       -----  ------     ------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                    (.02)   (.14)      (.12)       (.05)     (.25)
Distributions from net realized gain on investment transactions         (.16)    -0-        -0-        (.04)     (.13)
                                                                       -----  ------     ------     -------   -------
Total dividends and distributions                                       (.18)   (.14)      (.12)       (.09)     (.38)
                                                                       -----  ------     ------     -------   -------
Net asset value, end of period                                         $7.76  $ 7.54     $ 6.81     $  6.79   $  8.38
                                                                       =====  ======     ======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                     5.63%  12.70%      1.97%     (17.71)%  (11.55)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $ 750  $  765     $  484     $   268   $   242
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                             1.23%   1.24%(e)   1.24%(e)    1.22%     1.22%
 Expenses, before waivers/reimbursements(d)                             6.70%   7.96%(e)  10.49%(e)   20.50%    89.30%
 Net investment income(b)                                                .82%   1.10%(e)    .72%(e)    1.33%      .51%(f)
Portfolio turnover rate                                                   46%     49%        47%         83%       42%
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                                             CLASS K
                                                                                      YEAR ENDED AUGUST 31,
                                                                        2012      2011       2010      2009       2008
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 7.60  $ 6.86     $ 6.83     $  8.41   $  9.85
                                                                       ------  ------     ------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .09     .11        .07         .08       .19(f)
Net realized and unrealized gain (loss) on investment transactions        .34     .79        .09       (1.57)    (1.25)
                                                                       ------  ------     ------     -------   -------
Net increase (decrease) in net asset value from operations                .43     .90        .16       (1.49)    (1.06)
                                                                       ------  ------     ------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.04)   (.16)      (.13)       (.05)     (.25)
Distributions from net realized gain on investment transactions          (.16)    -0-        -0-        (.04)     (.13)
                                                                       ------  ------     ------     -------   -------
Total dividends and distributions                                        (.20)   (.16)      (.13)       (.09)     (.38)
                                                                       ------  ------     ------     -------   -------
Net asset value, end of period                                         $ 7.83  $ 7.60     $ 6.86     $  6.83   $  8.41
                                                                       ======  ======     ======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                      5.94%  12.95%      2.22%     (17.42)%  (11.26)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $2,563  $2,844     $1,906     $ 1,265   $   302
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                               .98%    .99%(e)    .99%(e)     .97%      .97%
 Expenses, before waivers/reimbursements(d)                              6.35%   7.69%(e)  10.25%(e)   19.84%    87.41%
 Net investment income(b)                                                1.21%   1.37%(e)   1.00%(e)    1.46%     2.17%(f)
Portfolio turnover rate                                                    46%     49%        47%         83%       42%
--------------------------------------------------------------------------------------------------------------------------
See footnotes on page 133

--------------------------------------------------------------------------------
                                                                                            CLASS I
                                                                                     YEAR ENDED AUGUST 31,
                                                                        2012      2011       2010      2009      2008
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 7.62  $ 6.87     $ 6.84     $  8.41   $  9.86
                                                                       ------  ------     ------     -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .03     .14        .11         .10       .17
Net realized and unrealized gain (loss) on investment transactions        .41     .78        .06       (1.57)    (1.21)
                                                                       ------  ------     ------     -------   -------
Net increase (decrease) in net asset value from operations                .44     .92        .17       (1.47)    (1.04)
                                                                       ------  ------     ------     -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.05)   (.17)      (.14)       (.06)     (.28)
Distributions from net realized gain on investment transactions          (.16)    -0-        -0-        (.04)     (.13)
                                                                       ------  ------     ------     -------   -------
Total dividends and distributions                                        (.21)   (.17)      (.14)       (.10)     (.41)
                                                                       ------  ------     ------     -------   -------
Net asset value, end of period                                         $ 7.85  $ 7.62     $ 6.87     $  6.84   $  8.41
                                                                       ======  ======     ======     =======   =======
TOTAL RETURN
Total investment return based on net asset value(c)                      6.16%  13.32%      2.44%     (17.21)%  (11.09)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $1,668  $  118     $   60     $   186   $    48
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                               .73%    .74%(e)    .74%(e)     .72%      .72%
 Expenses, before waivers/reimbursements(d)                              5.71%   7.41%(e)  10.23%(e)   19.85%   129.39%
 Net investment income(b)                                                 .33%   1.69%(e)   1.58%(e)    1.62%     2.01%
Portfolio turnover rate                                                    46%     49%        47%         83%       42%
------------------------------------------------------------------------------------------------------------------------

(a)Based on average shares outstanding.

(b)Net of expenses waived and reimbursed by the Adviser.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Strategy distributions or redemption of Strategy shares. Total investment return calculated for a period less than one year is not annualized.

(d)Expense ratios do not include expenses of the Underlying Portfolios in which the Strategy invests. For the year ended August 31, 2012, the estimated annualized blended expense ratios were .03% for Strategies 2000, 2040, 2045,
   2050 and 2055, and .04% for Strategies 2005, 2010, 2015, 2020, 2025, 2030
   and 2035. For the year ended August 31, 2011, the estimated annualized blended expense ratios were .05% for Strategies 2000, 2005, 2010, 2015, 2020 and 2025, and .04% for Strategies 2030 and 2035 and .03% for Strategies 2040
   and 2045 and .02% for Strategies 2050 and 2055. For the year ended
   August 31, 2010, the estimated annualized blended expense ratios were .04%
   for Strategies 2000 and 2005, and .03% for Strategies 2010, 2015, 2020, 2025
   and 2030 and .02% for Strategies 2035, 2040, 2045, 2050 and 2055. For the
   years ended August 31, 2009 and August 31, 2008, the estimated annualized blended expense ratios were .04% and .04%, respectively, for each of the
   Strategies.

(e)The ratio includes expenses attributable to costs of proxy solicitation.

(f)Net of fees and expenses waived by the Distributor.

(g)Amount is less than $.005.

(h)Ratios reflect expenses grossed up, where applicable for expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:

                            YEAR ENDED
                            AUGUST 31,
                               2008
                            ----------
ALLIANCEBERNSTEIN STRATEGY     2055
--------------------------------------
Class A                       1.02%
Class B                       1.72%
Class C                       1.72%
Advisor Class                  .72%

                                                                            133

APPENDIX A
--------------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

A settlement agreement between the Adviser and the New York State Attorney
General requires the Strategies to include the following supplemental hypothetical investment information, which provides additional information calculated and presented in a manner different from expense information found under "Fees and Expenses of the Strategies" in the Summary Information at the
beginning of this Prospectus about the effect of a Strategy's expenses, including investment advisory fees and other Strategy costs, on the Strategy's returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of the Strategy assuming a 5% return each year including an initial sales charge of 4.25%. The current annual expense ratio for each Strategy is the same as stated under "Financial Highlights" and includes the expenses incurred by the
Underlying Portfolios./*/ If you wish to obtain hypothetical investment information for other classes of shares of the Strategy, please refer to
"Investor Resources--Calculators--Mutual Funds--Hypothetical Investment Fee and
Expense Calculator" on www.AllianceBernstein.com. Your actual expenses may be higher or lower.

ALLIANCEBERNSTEIN 2055 RETIREMENT STRATEGY
--------------------------------------------------------------------------------

                            HYPOTHETICAL INVESTMENT              HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS    EXPENSES*    INVESTMENT
   --------------------------------------------------------------------------
   1            $10,000.00   $  478.75   $10,053.75  $  528.55    $9,950.20
   2              9,950.20      497.51    10,447.71     805.52     9,642.19
   3              9,642.19      482.11    10,124.30     780.58     9,343.71
   4              9,343.71      467.19     9,810.90     756.42     9,054.48
   5              9,054.48      452.72     9,507.20     733.01     8,774.20
   6              8,774.20      438.71     9,212.91     710.32     8,502.59
   7              8,502.59      425.13     8,927.72     688.33     8,239.39
   8              8,239.39      411.97     8,651.36     667.02     7,984.34
   9              7,984.34      399.22     8,383.56     646.37     7,737.19
   10             7,737.19      386.86     8,124.05     626.36     7,497.68
   --------------------------------------------------------------------------
   Cumulative                $4,440.16               $6,942.48

ALLIANCEBERNSTEIN 2050 RETIREMENT STRATEGY
--------------------------------------------------------------------------------

                            HYPOTHETICAL INVESTMENT              HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS    EXPENSES*    INVESTMENT
   --------------------------------------------------------------------------
   1            $10,000.00   $  478.75   $10,053.75  $  528.55    $ 9,950.20
   2              9,950.20      497.51    10,447.71     298.80     10,148.90
   3             10,148.90      507.45    10,656.35     304.77     10,351.58
   4             10,351.58      517.58    10,869.15     310.86     10,558.30
   5             10,558.30      527.91    11,086.21     317.07     10,769.15
   6             10,769.15      538.46    11,307.60     323.40     10,984.21
   7             10,984.21      549.21    11,533.42     329.86     11,203.56
   8             11,203.56      560.18    11,763.74     336.44     11,427.30
   9             11,427.30      571.36    11,998.66     343.16     11,655.50
   10            11,655.50      582.77    12,238.27     350.01     11,888.26
   --------------------------------------------------------------------------
   Cumulative                $5,331.18               $3,442.93

ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY
--------------------------------------------------------------------------------

                            HYPOTHETICAL INVESTMENT              HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS    EXPENSES*    INVESTMENT
   --------------------------------------------------------------------------
   1            $10,000.00   $  478.75   $10,053.75  $  528.55    $ 9,950.20
   2              9,950.20      497.51    10,447.71     159.85     10,287.86
   3             10,287.86      514.39    10,802.25     165.27     10,636.97
   4             10,636.97      531.85    11,168.82     170.88     10,997.94
   5             10,997.94      549.90    11,547.84     176.68     11,371.16
   6             11,371.16      568.56    11,939.71     182.68     11,757.04
   7             11,757.04      587.85    12,344.89     188.88     12,156.01
   8             12,156.01      607.80    12,763.81     195.29     12,568.52
   9             12,568.52      628.43    13,196.95     201.91     12,995.04
   10            12,995.04      649.75    13,644.79     208.77     13,436.02
   --------------------------------------------------------------------------
   Cumulative                $5,614.79               $2,178.76

A-1

ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY
--------------------------------------------------------------------------------

                            HYPOTHETICAL INVESTMENT              HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS    EXPENSES*    INVESTMENT
   --------------------------------------------------------------------------
   1            $10,000.00   $  478.75   $10,053.75  $  528.55    $ 9,950.20
   2              9,950.20      497.51    10,447.71     153.58     10,294.12
   3             10,294.12      514.71    10,808.83     158.89     10,649.94
   4             10,649.94      532.50    11,182.44     164.38     11,018.06
   5             11,018.06      550.90    11,568.96     170.06     11,398.90
   6             11,398.90      569.94    11,968.84     175.94     11,792.90
   7             11,792.90      589.64    12,382.54     182.02     12,200.52
   8             12,200.52      610.03    12,810.55     188.32     12,622.23
   9             12,622.23      631.11    13,253.34     194.82     13,058.52
   10            13,058.52      652.93    13,711.44     201.56     13,509.89
   --------------------------------------------------------------------------
   Cumulative                $5,628.02               $2,118.13

ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY
--------------------------------------------------------------------------------

                            HYPOTHETICAL INVESTMENT              HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS    EXPENSES*    INVESTMENT
   --------------------------------------------------------------------------
   1            $10,000.00   $  478.75   $10,053.75  $  527.55    $ 9,951.20
   2              9,951.20      497.56    10,448.76     143.15     10,305.61
   3             10,305.61      515.28    10,820.89     148.25     10,672.65
   4             10,672.65      533.63    11,206.28     153.53     11,052.75
   5             11,052.75      552.64    11,605.39     158.99     11,446.40
   6             11,446.40      572.32    12,018.72     164.66     11,854.06
   7             11,854.06      592.70    12,446.77     170.52     12,276.24
   8             12,276.24      613.81    12,890.06     176.59     12,713.46
   9             12,713.46      635.67    13,349.14     182.88     13,166.25
   10            13,166.25      658.31    13,824.57     189.40     13,635.17
   --------------------------------------------------------------------------
   Cumulative                $5,650.68               $2,015.51

ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY
--------------------------------------------------------------------------------

                            HYPOTHETICAL INVESTMENT              HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS    EXPENSES*    INVESTMENT
   --------------------------------------------------------------------------
   1            $10,000.00   $  478.75   $10,053.75  $  527.55    $ 9,951.20
   2              9,951.20      497.56    10,448.76     133.74     10,315.02
   3             10,315.02      515.75    10,830.77     138.63     10,692.13
   4             10,692.13      534.61    11,226.74     143.70     11,083.04
   5             11,083.04      554.15    11,637.19     148.96     11,488.24
   6             11,488.24      574.41    12,062.65     154.40     11,908.24
   7             11,908.24      595.41    12,503.66     160.05     12,343.61
   8             12,343.61      617.18    12,960.79     165.90     12,794.89
   9             12,794.89      639.74    13,434.64     171.96     13,262.67
   10            13,262.67      663.13    13,925.81     178.25     13,747.56
   --------------------------------------------------------------------------
   Cumulative                $5,670.70               $1,923.15

ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY
--------------------------------------------------------------------------------

                            HYPOTHETICAL INVESTMENT              HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS    EXPENSES*    INVESTMENT
   --------------------------------------------------------------------------
   1            $10,000.00   $  478.75   $10,053.75  $  525.54    $ 9,953.21
   2              9,953.21      497.66    10,450.87     118.09     10,332.78
   3             10,332.78      516.64    10,849.42     122.60     10,726.82
   4             10,726.82      536.34    11,263.16     127.27     11,135.89
   5             11,135.89      556.79    11,692.68     132.13     11,560.55
   6             11,560.55      578.03    12,138.58     137.17     12,001.41
   7             12,001.41      600.07    12,601.49     142.40     12,459.09
   8             12,459.09      622.95    13,082.04     147.83     12,934.22
   9             12,934.22      646.71    13,580.93     153.46     13,427.46
   10            13,427.46      671.37    14,098.84     159.32     13,939.52
   --------------------------------------------------------------------------
   Cumulative                $5,705.32               $1,765.80

                                                                            A-2

ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY
--------------------------------------------------------------------------------

                            HYPOTHETICAL INVESTMENT              HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS    EXPENSES*    INVESTMENT
   --------------------------------------------------------------------------
   1            $10,000.00   $  478.75   $10,053.75  $  523.53    $ 9,955.22
   2              9,955.22      497.76    10,452.98     117.07     10,335.91
   3             10,335.91      516.80    10,852.71     121.55     10,731.16
   4             10,731.16      536.56    11,267.71     126.20     11,141.52
   5             11,141.52      557.08    11,698.59     131.02     11,567.57
   6             11,567.57      578.38    12,145.95     136.03     12,009.91
   7             12,009.91      600.50    12,610.41     141.24     12,469.17
   8             12,469.17      623.46    13,092.63     146.64     12,945.99
   9             12,945.99      647.30    13,593.29     152.24     13,441.05
   10            13,441.05      672.05    14,113.10     158.07     13,955.03
   --------------------------------------------------------------------------
   Cumulative                $5,708.62               $1,753.59

ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY
--------------------------------------------------------------------------------

                            HYPOTHETICAL INVESTMENT              HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS    EXPENSES*    INVESTMENT
   --------------------------------------------------------------------------
   1            $10,000.00   $  478.75   $10,053.75  $  519.51    $ 9,959.24
   2              9,959.24      497.96    10,457.21     113.98     10,343.22
   3             10,343.22      517.16    10,860.38     118.38     10,742.01
   4             10,742.01      537.10    11,279.11     122.94     11,156.16
   5             11,156.16      557.81    11,713.97     127.68     11,586.29
   6             11,586.29      579.31    12,165.60     132.61     12,033.00
   7             12,033.00      601.65    12,634.65     137.72     12,496.93
   8             12,496.93      624.85    13,121.78     143.03     12,978.75
   9             12,978.75      648.94    13,627.69     148.54     13,479.15
   10            13,479.15      673.96    14,153.10     154.27     13,998.84
   --------------------------------------------------------------------------
   Cumulative                $5,717.49               $1,718.65

ALLIANCEBERNSTEIN 2010 RETIREMENT STRATEGY
--------------------------------------------------------------------------------

                            HYPOTHETICAL INVESTMENT              HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS    EXPENSES*    INVESTMENT
   --------------------------------------------------------------------------
   1            $10,000.00   $  478.75   $10,053.75  $  515.48    $ 9,963.27
   2              9,963.27      498.16    10,461.43     131.81     10,329.62
   3             10,329.62      516.48    10,846.10     136.66     10,709.44
   4             10,709.44      535.47    11,244.91     141.69     11,103.22
   5             11,103.22      555.16    11,658.38     146.90     11,511.49
   6             11,511.49      575.57    12,087.06     152.30     11,934.76
   7             11,934.76      596.74    12,531.50     157.90     12,373.61
   8             12,373.61      618.68    12,992.29     163.70     12,828.58
   9             12,828.58      641.43    13,470.01     169.72     13,300.29
   10            13,300.29      665.01    13,965.30     175.96     13,789.34
   --------------------------------------------------------------------------
   Cumulative                $5,681.46               $1,892.12

ALLIANCEBERNSTEIN 2005 RETIREMENT STRATEGY
--------------------------------------------------------------------------------

                            HYPOTHETICAL INVESTMENT              HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS    EXPENSES*    INVESTMENT
   --------------------------------------------------------------------------
   1            $10,000.00   $  478.75   $10,053.75  $  513.47    $ 9,965.28
   2              9,965.28      498.26    10,463.54     213.46     10,250.08
   3             10,250.08      512.50    10,762.59     219.56     10,543.03
   4             10,543.03      527.15    11,070.18     225.83     10,844.35
   5             10,844.35      542.22    11,386.57     232.29     11,154.28
   6             11,154.28      557.71    11,712.00     238.92     11,473.07
   7             11,473.07      573.65    12,046.73     245.75     11,800.97
   8             11,800.97      590.05    12,391.02     252.78     12,138.25
   9             12,138.25      606.91    12,745.16     260.00     12,485.16
   10            12,485.16      624.26    13,109.41     267.43     12,841.98
   --------------------------------------------------------------------------
   Cumulative                $5,511.47               $2,669.49

A-3

ALLIANCEBERNSTEIN 2000 RETIREMENT STRATEGY
--------------------------------------------------------------------------------

                            HYPOTHETICAL INVESTMENT              HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS    EXPENSES*    INVESTMENT
   --------------------------------------------------------------------------
   1            $10,000.00   $  478.75   $10,053.75  $  508.45    $ 9,970.30
   2              9,970.30      498.52    10,468.82     238.69     10,230.13
   3             10,230.13      511.51    10,741.64     244.91     10,496.73
   4             10,496.73      524.84    11,021.56     251.29     10,770.27
   5             10,770.27      538.51    11,308.79     257.84     11,050.95
   6             11,050.95      552.55    11,603.49     264.56     11,338.93
   7             11,338.93      566.95    11,905.88     271.45     11,634.43
   8             11,634.43      581.72    12,216.15     278.53     11,937.62
   9             11,937.62      596.88    12,534.50     285.79     12,248.71
   10            12,248.71      612.44    12,861.15     293.23     12,567.91
   --------------------------------------------------------------------------
   Cumulative                $5,462.65               $2,894.74

*Expenses are net of any fee waiver or expense waiver in the first year.
 Thereafter, the expense ratio reflects the Strategy's operating expenses as reflected under "Fees and Expenses of the Strategy" before waiver in the
 Summary Information at the beginning of this Prospectus and, in addition, the fees of the Underlying Portfolios as follows:

                                               FEES OF THE
                                          UNDERLYING PORTFOLIOS
                -----------------------------------------------
                2055 Retirement Strategy           .03%
                2050 Retirement Strategy           .03%
                2045 Retirement Strategy           .03%
                2040 Retirement Strategy           .03%
                2035 Retirement Strategy           .04%
                2030 Retirement Strategy           .04%
                2025 Retirement Strategy           .04%
                2020 Retirement Strategy           .04%
                2015 Retirement Strategy           .04%
                2010 Retirement Strategy           .04%
                2005 Retirement Strategy           .04%
                2000 Retirement Strategy           .03%

                                                                            A-4

For more information about the Strategies, the following documents are available upon request:

..  ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS
Each Strategy's annual and semi-annual reports to shareholders contain additional information on the Strategy's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Strategy's performance during its last fiscal year.

..  STATEMENT OF ADDITIONAL INFORMATION (SAI)
The Strategies have an SAI, which contains more detailed information about the
Strategies, including their operations and investment policies. The Strategies'
SAI and the independent registered public accounting firm's report and financial statements in the Strategies' most recent annual report to shareholders are incorporated by reference into (and are legally part of) this
Prospectus.

You may request a free copy of the current annual/semi-annual report or the
SAI, or make inquiries concerning the Strategies, by contacting your broker or other financial intermediary, or by contacting the Adviser:

BY MAIL:          c/o AllianceBernstein Investor Services, Inc.
                  P.O. Box 786003
                  San Antonio, TX 78278-6003

BY PHONE:         For Information: (800) 221-5672
                  For Literature: (800) 227-4618

ON THE INTERNET:  www.AllianceBernstein.com

Or you may view or obtain these documents from the Securities and Exchange
Commission (the "Commission"):

..  Call the Commission at 1-202-551-8090 for information on the operation of the Public Reference Room.

..  Reports and other information about each Strategy are available on the EDGAR
   Database on the Commission's Internet site at http://www.sec.gov.

..  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's
   Public Reference Section, Washington, DC 20549-1520.

You also may find these documents and more information about the Adviser and the Strategies on the Internet at: www.AllianceBernstein.com.

AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

SEC File No.: 811-21081
                                                                  PRO-0107-1212

                                    [GRAPHIC]